Prospectus

May 1, 2012

Investor Class and Institutional Class

TICKERS
FUND	INVESTOR CLASS	INSTITUTIONAL CLASS
Forward Aggressive Growth Allocation Fund	ACAIX	AAGRX
Forward Balanced Allocation Fund	ACBIX	ABAAX
Forward Commodity Long/Short Strategy Fund	FCOMX	FCMLX
Forward CorePlus Fund	AGRIX	AGROX
Forward Credit Analysis Long/Short Fund	FLSRX	FLSIX
Forward EM Corporate Debt Fund	FFXRX	FFXIX
Forward Emerging Markets Fund	PGERX	PTEMX
Forward Endurance Long/Short Fund	FENRX	FENIX
Forward Extended MarketPlus Fund	ACSIX	ASMCX
Forward Floating NAV Short Duration Fund	None	FLOIX
Forward Focus Fund	FLFRX	FFLFX
Forward Frontier Strategy Fund	FRONX	FRNMX
Forward Global Credit Long/Short Fund	FGCRX	FGCLX
Forward Global Infrastructure Fund	FGLRX	KGIYX
Forward Growth & Income Allocation Fund	AGIIX	AGWAX
Forward Growth Allocation Fund	AGALX	ACGAX
Forward High Yield Bond Fund	AHBIX	AHBAX
Forward Income & Growth Allocation Fund	ACIGX	AIGAX
Forward Income Builder Fund	AIAIX	AIAAX
Forward International Dividend Fund	FFINX	FFIEX
Forward International Real Estate Fund	FFIRX	KIRYX
Forward International Small Companies Fund	PISRX	PTSCX
Forward Investment Grade Fixed-Income Fund	AITIX	AIFIX
Forward Large Cap Dividend Fund	FFLRX	FFLSX
Forward Managed Futures Strategy Fund	FUTRX	FUTIX
Forward Real Estate Fund	FFREX	FPREX
Forward Real Estate Long/Short Fund	FFSRX	KSRYX
Forward Select EM Dividend Fund	FSLRX	FSLIX
Forward Select Income Fund	FFSLX	KIFYX
Forward Small Cap Equity Fund	FFSCX	FFHIX
Forward Strategic Alternatives Fund	FSAFX	ASAFX
Forward Tactical Enhanced Fund	FTEEX	FTETX
Forward Tactical Growth Fund	FFTGX	FTGWX
Forward U.S. Government Money Fund	AUIXX	AUSXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Funds also offer Class A, Class B, Class C, Class M, and Class Z shares by separate prospectuses, which are available upon request.

Forward Aggressive Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses	0.97%	0.97%
Total Annual Fund Operating Expenses	1.95%	1.45%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85%	1.35%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$188	$137
3 Years	$602	$449
5 Years	$1,042	$782
10 Years	$2,264	$1,725

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

1

Forward Aggressive Growth Allocation Fund

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the MSCI All Country World Index replaced the S&P 500 Index as the Fund’s primary benchmark. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI All Country World Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	17.80%
Worst Quarter – December 31, 2008	–22.04%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Aggressive Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–7.21%	–4.28%	1.97%	0.22%
Return After Taxes on Distributions	–7.76%	–5.06%	1.52%	–0.19%
Return After Taxes on Distributions and Sale of Fund Shares	–4.22%	–3.89%	1.50%	0.02%
Forward Aggressive Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–7.72%	–4.77%	1.46%	–0.28%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
S&P 500 Index	2.11%	–0.25%	2.92%	1.42%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber,

2

Forward Aggressive Growth Allocation Fund

CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Balanced Allocation Fund

Investment Objective

The Fund seeks moderate current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.18%	0.18%
Acquired Fund Fees and Expenses	1.01%	1.01%
Total Annual Fund Operating Expenses	1.79%	1.29%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.69%	1.19%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$172	$121
3 Years	$553	$399
5 Years	$960	$698
10 Years	$2,094	$1,546

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon. At all times, Forward Management intends to maintain the Fund’s asset allocation to at least 40% in equity Underlying Funds and to at least 25% in fixed-income Underlying Funds. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a per-

4

Forward Balanced Allocation Fund

fect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Balanced Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Balanced Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Balanced Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	12.79%
Worst Quarter – December 31, 2008	–11.16%

5

Forward Balanced Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Balanced Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–2.84%	0.28%	3.60%	2.83%
Return After Taxes on Distributions	–4.25%	–1.09%	2.43%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares	–1.40%	–0.49%	2.44%	1.76%
Forward Balanced Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–3.34%	–0.23%	3.09%	2.32%
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
Balanced Allocation Blended Index (50% Barclays Capital Global Aggregate Bond Index/50% MSCI All Country World Index)	–0.50%	2.93%	6.33%	5.05%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%
S&P 500 Index	2.11%	-0.25%	2.92%	1.42%
Balanced Allocation Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	5.28%	3.54%	4.70%	4.07%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Forward Commodity Long/Short Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.32%	0.32%
Acquired Fund Fees and Expenses(1)	0.17%	0.17%
Total Annual Fund Operating Expenses	1.89%	1.54%

(1)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$192	$157
3 Years	$594	$486
5 Years	$1,021	$839
10 Years	$2,209	$1,832

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index (“Credit Suisse MOVERS Index”). Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Credit Suisse MOVERS Index is composed of long and short commodity positions. The Credit Suisse MOVERS Index’s positioning is driven by a quantitative strategy that determines whether it is long or short individual commodities on the basis of market performance and measures of volatility (i.e., momentum signals). In contrast to traditional, long-only commodity allocations, the Credit Suisse MOVERS Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. A table listing the current 24 sub-indices is included in the Appendix to the Fund’s prospectus. These highly liquid underlying components capture the returns of each commodity in one of the world’s most established commodity benchmarks. From this group, the 10 commodities with the strongest absolute signals, filtered by volatility, are grouped together in an equally-weighted basket. The basket can be comprised of all long, all short, or a combination of long and short positions. Each month the basket’s composition is reweighted using the quantitative strategy and will consist of a new selection of 10 commodity long and/or short positions exhibiting the strongest (bullish or bearish) momentum signals.

The Fund does not invest directly in physical commodities, but rather employs a strategy that provides synthetic long and synthetic short exposure to the commodity markets that correspond to the long and short commodity market positioning of the Credit Suisse MOVERS Index. The Fund gains synthetic exposure to the commodities represented by the Credit Suisse MOVERS Index primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Under normal conditions, the commodity-linked derivative instruments purchased by the Fund are collateralized by the Fund with a portfolio of fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.

7

Forward Commodity Long/Short Strategy Fund

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2012, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.58.

The Fund may invest all of its assets in commodity-linked derivative instruments either directly or through the Subsidiary. Assets not invested in commodity-linked derivative instruments either directly or through the Subsidiary may be invested in fixed income instruments and/or shares of fixed income ETFs.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than

8

Forward Commodity Long/Short Strategy Fund

the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – March 30, 2011	11.00%
Worst Quarter – June 30, 2011	–1.03%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Commodity Long/Short Strategy Fund – Institutional Class (Inception: 12/31/10)
Return Before Taxes	9.97%	9.97%
Return After Taxes on Distributions	9.37%	9.37%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	6.48%
Forward Commodity Long/Short Strategy Fund – Investor Class (Inception: 12/31/10)
Return Before Taxes	9.66%	9.66%
Credit Suisse MOVERS Index	9.45%	9.45%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund and the Subsidiary. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader, Herber, and O’Donnell have managed the Fund since its inception in December 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

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Forward Commodity Long/Short Strategy Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Forward CorePlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.22%	0.82%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$124	$84
3 Years	$387	$262
5 Years	$670	$455
10 Years	$1,476	$1,013

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of large capitalization issuers, such as those in the Fund’s benchmark, the S&P 500 Index (the “Benchmark”). For purposes of the Fund, large capitalization issuers have a capitalization of $3.5 billion or greater at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in large capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the large capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2012, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.58.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option's expected volatility.

11

Forward CorePlus Fund

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders,

12

Forward CorePlus Fund

including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal Risks and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On January 20, 2011, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before January 20, 2011 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.50%
Worst Quarter – December 31, 2008	–19.75%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward CorePlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	–1.14%	–0.49%	1.31%	7.16%
Return After Taxes on Distributions	–1.25%	–0.62%	1.18%	6.18%
Return After Taxes on Distributions and Sale of Fund Shares	–0.73%	–0.49%	1.05%	5.87%
S&P 500 Index	2.11%	–0.25%	2.92%	8.06%
Forward CorePlus Fund – Investor Class (Inception: 7/1/98)
Return Before Taxes	–1.59%	–0.73%	1.01%	0.28%
S&P 500 Index	2.11%	–0.25%	2.92%	2.49%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs.

13

Forward CorePlus Fund

Rowader, Herber, and O’Donnell have managed the Fund since January 2011. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Forward Credit Analysis Long/Short Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.24%	0.24%
Interest Expense on Short Sales	2.18%	2.18%
Total Other Expenses	2.42%	2.42%
Total Annual Fund Operating Expenses	4.32%	3.97%
Fee Waiver and/or Expense Reimbursement(1)	–0.15%	–0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.17%	3.82%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.99% and 1.64%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$419	$384
3 Years	$1,296	$1,196
5 Years	$2,184	$2,024
10 Years	$4,458	$4,167

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately 100% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity and credit quality, including junk bonds. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the

15

Forward Credit Analysis Long/Short Fund

Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes).

There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

16

Forward Credit Analysis Long/Short Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – September 30, 2009	20.92%
Worst Quarter – December 31, 2010	–6.13%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Credit Analysis Long/Short Fund – Investor Class (Inception: 5/1/08)
Return Before Taxes	5.83%	8.47%
Return After Taxes on Distributions	5.52%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	7.64%
Forward Credit Analysis Long/Short Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	6.23%	8.88%
Barclays Capital U.S. Municipal Bond Index	10.70%	6.03%
Barclays Capital U.S. Corporate High-Yield Bond Index	4.98%	9.43%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Ac-

tual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart, Managing Partner and Chief Investment Officer of Cedar Ridge, and Mr. Benstead, Partner and Chief Compliance Officer of Cedar Ridge, have each managed the Fund since its inception in December 2006.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

Forward EM Corporate Debt Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.79%	0.79%
Total Annual Fund Operating Expenses	1.89%	1.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.50%	–0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	0.99%

(1)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund's Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.39% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$142	$101
3 Years	$545	$422
5 Years	$974	$765
10 Years	$2,168	$1,735

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 357% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies located in emerging market countries. The Fund seeks to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Fund normally invests its assets among at least ten emerging market countries throughout the world. The Fund normally limits its investment in any one emerging market country to no more than 35% of the Fund’s net assets at time of purchase, and the Fund normally limits its investment in any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of secondary corporate debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment-grade and un-rated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; futures contracts; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities of issuers in emerging market countries. Although the Fund primarily invests its assets in securities that have been rated by at least one major international credit rating agency, the Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in un-rated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus three years of the Fund’s benchmark, the Credit Suisse Emerging Market Corporate Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a

18

Forward EM Corporate Debt Fund

duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2012, the Benchmark’s duration was 4.95.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

19

Forward EM Corporate Debt Fund

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 14, 2011, SW assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – September 30, 2010	14.20%
Worst Quarter – September 30, 2011	–10.45%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward EM Corporate Debt Fund – Investor Class (Inception: 10/5/07)
Return Before Taxes	–2.73%	4.36%
Return After Taxes on Distributions	–8.07%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	–1.73%	2.43%
Forward EM Corporate Debt Fund – Institutional Class (Inception: 10/5/07)
Return Before Taxes	–2.40%	4.70%
Credit Suisse Emerging Market Corporate Bond Index	4.30%	7.39%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

Forward Emerging Markets Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.18%	1.78%
Fee Waiver and/or Expense Reimbursement(1)	–0.27%	–0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.91%	1.51%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.89% and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$194	$154
3 Years	$656	$534
5 Years	$1,144	$939
10 Years	$2,489	$2,070

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

In allocating the Fund’s assets among emerging market countries, Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) screens for countries that meet the following standards: safe custody of assets and freedom of capital movement; an ample number of undervalued stocks; favorable domestic liquidity environment; a liquid and diverse stock market; a good or improving fiscal balance; and an attractively valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual stocks, the Sub-Advisor looks for companies with the following: strong cash generation prospects; strong balance sheets; asset valuations below replacement cost or below the average for its sector; a high free cash flow relative to the stock price; and in the case of banks, a low price to asset value, combined with a high return on equity.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap

21

Forward Emerging Markets Fund

agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.39%
Worst Quarter – September 30, 2008	–29.38%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Emerging Markets Fund – Institutional Class (Inception: 10/4/95)
Return Before Taxes	–22.21%	0.08%	14.17%	6.32%
Return After Taxes on Distributions	–29.18%	–3.02%	12.19%	5.09%
Return After Taxes on Distributions and Sale of Fund Shares	–9.42%	–0.39%	12.50%	5.40%
MSCI Emerging Markets Index	–18.17%	2.70%	14.20%	6.89%
Forward Emerging Markets Fund – Investor Class (Inception: 4/9/03)
Return Before Taxes	–22.33%	–0.27%	N/A	15.82%
MSCI Emerging Markets Index	–18.17%	2.70%	N/A	17.50%

22

Forward Emerging Markets Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Klaus Bockstaller, Head, Global Emerging Market Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities, and Avo Ora, Senior Investment Manager, Global Emerging Market Equities. Mr. Bockstaller has managed the Fund since November 2009. Mr. Burrows has managed the Fund since October 2004. Mr. Jarvis has managed the Fund since February 2011. Mr. Ora has managed the Fund since October 2011.

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, Herber, and O’Donnell have managed the cash portion of the Fund since August 2009. Mr. Broughton has managed the cash portion of the Fund since February 2011. Mr. Janec has managed the cash portion of the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Forward Endurance Long/Short Fund

Investment Objective

The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.64%	0.64%
Dividend Expense on Short Sales(1)	0.30%	0.30%
Total Other Expenses	0.94%	0.94%
Total Annual Fund Operating Expenses	2.84%	2.49%
Fee Waiver and/or Expense Reimbursement(2)	–0.20%	–0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.64%	2.29%

(1)	Other Expenses and Dividend Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$267	$232
3 Years	$861	$756

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests, both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Fund may also invest in derivative instruments to gain or manage exposures to the equity markets and individual issuers. The Fund’s derivative investments may include swaps, options, and futures. The Fund may also invest in exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund’s investments will include holdings across different geographies, industries and sectors. The Fund may invest in equity securities of issuers in all market capitalization ranges, including small capitalization stocks, without limitation. The Fund may also invest in securities that are not publicly traded. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund’s investment strategy is designed to identify trends that may have a disruptive impact on and result in significant changes to global business markets, including new technology developments and the emergence of new industries. The Fund uses an equity-research-driven investment process along with competitive analysis to identify undervalued and overvalued securities. The Fund will take long positions in investments where the Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), expects future price appreciation and short positions in investments where the Advisor expects a decrease in an issuer’s market share or adverse negative impacts to an issuer’s fundamental business operations. The Advisor will actively manage the Fund’s net exposure between long and short positions based upon both current and anticipated changing investment outlooks and the Advisor’s strategic investment process. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Advisor also seeks to manage short-term market volatility and business cycles through the use of hedging strategies.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

24

Forward Endurance Long/Short Fund

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

25

Forward Endurance Long/Short Fund

Performance Information

The Fund commenced operations on December 31, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Readerman has primary responsibility for the day-to-day management of the Fund. Messrs. Readerman and O’Donnell have managed the Fund since its inception in December 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Forward Extended MarketPlus Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	1.34%	0.94%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$136	$96
3 Years	$424	$300
5 Years	$734	$520
10 Years	$1,611	$1,154

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) (collectively, “Structured Products”) that have similar economic characteristics to common stocks of small and medium capitalization issuers, such as those in the Fund’s benchmark, the Russell 2500 Index (the “Benchmark”). For purposes of the Fund, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. Forward Management, LLC (“Forward Management” or the “Advisor”) invests in Structured Products in place of investing directly in small and medium capitalization stocks to attempt to exceed the daily performance of the Benchmark, and the value of such Structured Products should closely track changes in the value of the Benchmark. However, the Structured Products may be purchased with a fraction of the assets that would be needed to purchase the small and medium capitalization stocks directly, so that the remainder of the assets may be invested in fixed income instruments and Structured Products as further discussed below.

The Fund may invest a significant portion of its assets in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality. Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2012, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.58.

Furthermore, Forward Management actively allocates a significant portion of the Fund’s assets to a series of strategies through Structured Products with the aim of diversifying the sources of potential excess return, which is likely to be beneficial in market environments in which the fixed income portion of the Fund’s portfolio may lose value (e.g., periods of rising interest rates). Forward Management focuses on five asset allocation strategies designed to complement the Fund’s fixed income strategy. Forward Management allocates the Fund’s assets among these five strategies based on certain market factors. The following is a brief description of each of the strategies to which Forward Management may seek exposure through investments in Structured Products:

Carry Trade: A strategy that captures the difference in target interest rates of different countries through investment in currency forwards. By taking long positions in currencies of countries with high policy rates and short positions in currencies of countries with low policy rates, this type of strategy attempts to capture the difference between the policy rates.

Equity Arbitrage: A strategy that captures the difference in the performance of certain equity securities using factors such as momentum, valuation and corporate earnings signals. Through use of a quantitative process, this type of strategy ranks equities based on forecasted returns and takes a short position in a basket of equity securities with the lowest forecasted return and long positions in other equity securities with the highest forecasted return.

Volatility Arbitrage: A strategy that captures the difference in expected and realized volatility of certain equity securities. By taking a long position in an option combined with a short position in the underlying equity security (i.e., a long volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security eventually proves to be higher than the expected volatility on the option when the trade was initiated. Conversely, by taking a short position in an option combined with a long position in the underlying equity security (i.e., a short volatility position), this type of strategy attempts to capture the excess return that is generated if the realized volatility on the underlying equity security is ultimately lower than the option’s expected volatility.

27

Forward Extended MarketPlus Fund

Roll Yield: A strategy that captures positive contract roll yield in the commodities market by using different contract terms. By investing in a basket of long-short commodity contract pairs that take long positions in later-dated commodities contracts and short positions in short-dated contracts, this type of strategy attempts to capture the mispricing of short-dated contracts.

Rate Arbitrage: A strategy that captures changes in the yield curve, inflation-protected securities premiums, or changes in term premiums. As an example, by taking a long position in inflation-protected securities and a short position in the overall bond market when expected inflation is rising, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are high. Conversely, by taking a short position in inflation-protected securities and a long position in the overall bond market when expected inflation is declining, this type of strategy attempts to capture the persistent mispricing of inflation-protected securities when inflation expectations are low.

The Fund may invest all of its assets in Structured Products as described above. Assets not invested in Structured Products may be invested in fixed income instruments or held in cash and/or cash equivalents.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio

28

Forward Extended MarketPlus Fund

turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On September 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2003	21.33%
Worst Quarter – December 31, 2008	–25.12%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Extended MarketPlus Fund – Institutional Class (Inception: 8/24/92)
Return Before Taxes	–4.94%	–1.74%	5.56%	8.63%
Return After Taxes on Distributions	–4.94%	–2.83%	4.96%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares	–3.21%	–2.05%	4.54%	6.82%
Russell 2500 Index	–2.51%	1.24%	6.57%	10.17%
Forward Extended MarketPlus Fund – Investor Class (Inception: 6/24/98)
Return Before Taxes	–5.37%	–2.19%	5.09%	3.02%
Russell 2500 Index	–2.51%	1.24%	6.57%	6.62%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader, Herber, and O’Donnell have managed the Fund since September 2010. Messrs. Broughton and Janec have managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

29

Forward Extended MarketPlus Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

Forward Floating NAV Short Duration Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.35%	0.35%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.48%	0.48%
Total Annual Fund Operating Expenses	1.23%	0.88%
Fee Waiver and/or Expense Reimbursement(2)	–0.39%	–0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	0.49%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.84% and 0.49%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$86	$50
3 Years	$352	$242

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

Principal Investment Strategies

Under normal conditions, the Fund invests primarily in a diversified portfolio of investment grade fixed income securities of varying maturities, including bonds, debt securities and other comparable instruments issued by different U.S. and non-U.S. public or private-sector entities. The Fund’s average portfolio duration will vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) economic outlook and will not normally exceed one year. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or security’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). The Fund seeks to maintain an average-dollar-weighted portfolio maturity of less than 150 days. The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund’s strategy seeks to maximize current income while also maintaining liquidity and preserving principal.

The Fund is not a money market fund and therefore does not seek to maintain a stable share value of $1.00 per share. The Fund will generally invest in U.S. dollar-denominated investment grade debt securities, rated in the “BBB-” category or above by Standard & Poor’s Corporation (“S&P”), or equally rated by Moody’s Investors Service (“Moody’s”) or Fitch Investors Service (“Fitch”) at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management. The Fund will invest at least 70% of its net assets in securities rated in the “AA-” category or above by S&P or equally rated by Moody’s or Fitch at the time of purchase, or, if unrated, determined to be of the same quality by Forward Management, or in direct obligations of the U.S. Federal Government. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of non-U.S. issuers. The Fund may invest, without limitation, in mortgage-related and other asset-backed securities, including to-be announced transactions. The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk

31

Forward Floating NAV Short Duration Fund

than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Ruff and Broughton have primary responsibility for the day-to-day management of the Fund. Messrs. Ruff, Broughton and O’Donnell will manage the Fund as of the date it commences operations.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32

Forward Focus Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.62%	0.62%
Total Annual Fund Operating Expenses	1.77%	1.42%
Fee Waiver and/or Expense Reimbursement(1)	–0.38%	–0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.04%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 1.04%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$142	$106
3 Years	$520	$412
5 Years	$923	$740
10 Years	$2,050	$1,667

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies with small to medium market capitalizations. For purposes of the Fund’s investment strategy, small to medium market capitalization companies generally are companies with market capitalizations of less than $15 billion at the time of initial purchase or have a market capitalization below the largest capitalization in the Russell Midcap Index. A brief description of this index is included in the Appendix to the Fund’s Prospectus. The Fund may continue to hold securities whose market capitalizations exceed $15 billion. The Fund may invest 25% of its net assets in foreign securities. The Fund will usually hold fewer than 40 companies.

Forward Management, LLC (“Forward Management” or the “Advisor”) employs a quantitative screening methodology to attempt to identify companies with favorable financial characteristics as well as to attempt to avoid companies with unfavorable financial characteristics. These characteristics can include, but are not limited to, earnings growth, profitability, valuation, cash flow, and leverage. A qualitative process is employed, giving preference to companies focused in a single business segment.

The Advisor seeks to mitigate the tax impact to investors by employing a long-term investment horizon. Companies are often held in the portfolio for a number of years.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table com-

33

Forward Focus Fund

pares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On October 20, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before October 20, 2010 represent performance of the prior sub-advisors to the Fund under the previous investment strategies for the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	20.22%
Worst Quarter – September 30, 2011	–17.20%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Focus Fund – Institutional Class Shares (Inception: 5/1/08)
Return Before Taxes	–0.54%	3.48%
Return After Taxes on Distributions	–2.61%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.11%	2.76%
Russell 2500 Index	–2.51%	2.14%
Forward Focus Fund – Investor Class Shares (Inception: 10/21/08)
Return Before Taxes	–0.95%	11.41%
Russell 2500 Index	–2.51%	15.19%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their

Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Coleman has primary responsibility for the day-to-day management of the Fund. Messrs. Coleman, Ruff, Brewington, and O’Donnell have managed the Fund since October 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 1-800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

Forward Frontier Strategy Fund

Investment Objective

The Fund seeks capital growth.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.61%	1.31%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$164	$133
3 Years	$508	$415
5 Years	$876	$718
10 Years	$1,909	$1,577

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in securities with exposure to the returns of frontier markets. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. Where exposure to frontier markets is not feasible, Forward Management, LLC (“Forward Management” or the “Advisor”) will invest in securities with exposure to emerging markets. The Fund may also seek to obtain, or reduce, exposure to one or more frontier market countries through investments in swaps, P-notes (participation interest notes that are issued by banks and designed to offer a return linked to a particular underlying equity, debt, currency or market), warrants, structured notes, futures and options (collectively, the “Structured Products”). The Fund may invest in securities of companies having any capitalization.

The Advisor seeks exposure to frontier markets by attempting to approximate the country and industry allocations of the Fund’s benchmark, the MSCI Frontier Markets Index (the “Benchmark”), and will primarily invest directly or indirectly in Structured Products, exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The Fund may also invest in instruments based on country indices, industries and sectors, individual stocks and currencies. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. An issuer of a security generally will be considered to be located in a particular frontier market country or emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. The Advisor will seek to reduce deviations whenever possible. When determining investment decisions, the Advisor will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, the Advisor will attempt to maximize the Fund’s overall exposure to frontier markets and lastly will seek exposure to emerging markets.

The Fund may invest all of its assets in securities with exposure to the returns of frontier markets or emerging markets, or in Structured Products with exposure to the returns of frontier markets or emerging markets. Assets not invested in such securities or Structured Products may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and

35

Forward Frontier Strategy Fund

possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	32.55%
Worst Quarter – March 31, 2009	–22.17%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Frontier Strategy Fund – Institutional Class (Inception: 12/31/08)
Return Before Taxes	–20.16%	–0.17%
Return After Taxes on Distributions	–20.21%	–2.22%
Return After Taxes on Distributions and Sale of Fund Shares	–13.08%	–1.20%
Forward Frontier Strategy Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	–20.40%	–0.32%
MSCI Frontier Markets Index	–18.38%	4.25%

36

Forward Frontier Strategy Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Herber, CFA, Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Mr. Herber, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader, Herber, and O’Donnell have managed the Fund since its inception in December 2008. Mr. Broughton has managed the Fund since February 2011. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

Forward Global Credit Long/Short Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.50%	1.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses(1)	0.72%	0.72%
Interest Expense on Short Sales(1)	1.50%	1.50%
Total Other Expenses	2.22%	2.22%
Total Annual Fund Operating Expenses	4.12%	3.72%
Fee Waiver and/or Expense Reimbursement(2)	–0.23%	–0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.89%	3.49%

(1)	Other Expenses and Interest Expense on Short Sales are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$391	$352
3 Years	$1,231	$1,116
5 Years	$2,086	$1,900
10 Years	$4,288	$3,948

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of fixed income securities. The Fund seeks to capitalize on inefficiencies in the bond market by offering exposure primarily to U.S. dollar-, euro- or British pound-denominated securities, although securities denominated in other currencies, including currencies of emerging market countries, will be considered. The Fund normally limits its net (long and short) exposure to any one country to no more than 35% of the Fund’s net assets at the time of purchase, and the Fund normally limits its net (long and short) exposure to any one issuer to no more than 5% of the Fund’s net assets at the time of purchase. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Under normal conditions, the Fund will invest in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets, although the Fund expects to normally invest, both long and short, in at least ten countries throughout the world. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest up to 100% of the Fund’s net assets in securities of issuers in emerging markets and frontier markets.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) uses a “long/short” investment strategy based on assessments of individual issues, sectors and countries. SW’s investment professionals will attempt to locate undervalued and overvalued securities. The Sub-Adviser expects to express positive views on specific investments by taking long positions in securities and derivative investments and negative views of specific investments by taking short positions in securities and derivative investments. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. Investment ideas originate from the portfolio managers’ ongoing coverage of secondary debt markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy

38

Forward Global Credit Long/Short Fund

or sell decision, an analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, whether long or short, exit catalysts are constantly monitored relative to other available investments. The Fund is generally expected to engage in frequent and active trading of portfolio securities. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities.

The Fund’s investments may include, but are not limited to, the following: public and private investment grade debt securities; public and private non-investment-grade and un-rated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; futures contracts; and investing in exchange traded funds (“ETFs”) that provide exposure to fixed income securities. The Fund may invest up to 60% of its net assets plus borrowings for investment purposes, if any, in un-rated securities, including defaulted loans and bonds. The Fund will normally maintain its portfolio duration within a range of one to five years. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve).

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio securities may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

39

Forward Global Credit Long/Short Fund

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on September 30, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio

Manager. Messrs. Hinman and Zucaro have managed the Fund since its inception in September 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Forward Global Infrastructure Fund

Investment Objective

The Fund seeks total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.38%	0.38%
Total Annual Fund Operating Expenses	1.68%	1.28%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$171	$130
3 Years	$529	$406
5 Years	$912	$702
10 Years	$1,984	$1,543

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in global infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society such as: transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including: mining; shipping; timber; steel; alternative energy; agriculture; and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in equity securities, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity.

Under normal conditions, the Fund will invest in a minimum of five countries and at least 40% of its net assets in the securities of issuers located outside the U.S., including in issuers located in emerging markets and frontier markets. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country or frontier market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

The Fund focuses on investments in infrastructure networks that generate stable revenue streams and positive cash flow. The Fund will also seek opportunities to participate in the growth in global infrastructure spending. Forward Management, LLC’s (“Forward Management” or the “Advisor”) investment process utilizes fundamental and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit

41

Forward Global Infrastructure Fund

risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not shown because Investor Class shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Global Infrastructure Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	25.10%
Worst Quarter – September 30, 2008	–22.63%

42

Forward Global Infrastructure Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Global Infrastructure Fund – Institutional Class (Inception: 6/29/07)
Return Before Taxes	–5.92%	–3.83%
Return After Taxes on Distributions	–6.04%	–4.11%
Return After Taxes on Distributions and Sale of Fund Shares	–3.31%	–3.15%
S&P Global Infrastructure Index	–0.39%	–2.89%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Visse has primary responsibility for the day-to-day management of the Fund. Messrs. Beam and Visse have managed the Fund since its inception in June 2007. Messrs. McGowan and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

43

Forward Growth & Income Allocation Fund

Investment Objective

The Fund seeks moderate potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.93%	0.93%
Total Annual Fund Operating Expenses	1.77%	1.27%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67%	1.17%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$170	$119
3 Years	$547	$393
5 Years	$949	$687
10 Years	$2,073	$1,523

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide a balanced mix of capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that

44

Forward Growth & Income Allocation Fund

a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth & Income Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Growth & Income Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth & Income Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.88%
Worst Quarter – December 31, 2008	–14.01%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Growth & Income Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–3.22%	–0.64%	3.31%	2.35%
Return After Taxes on Distributions	–4.01%	–1.84%	2.29%	1.35%
Return After Taxes on Distributions and Sale of Fund Shares	–1.92%	–1.17%	2.27%	1.44%
Forward Growth & Income Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–3.74%	–1.13%	2.80%	1.85%
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
Growth & Income Allocation Blended Index (40% Barclays Capital Global Aggregate Bond Index/60% MSCI All Country World Index)	–1.76%	2.12%	6.07%	4.64%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%
S&P 500 Index	2.11%	-0.25%	2.92%	1.42%
Growth & Income Allocation Blended Index (40% Barclays Capital U.S. Aggregate Bond Index/60% S&P 500 Index)	4.69%	2.84%	4.40%	3.60%

45

Forward Growth & Income Allocation Fund

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.96%	0.96%
Total Annual Fund Operating Expenses	1.81%	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	1.21%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$174	$123
3 Years	$560	$405
5 Years	$970	$708
10 Years	$2,116	$1,569

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

47

Forward Growth Allocation Fund

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non–Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Growth Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	15.72%
Worst Quarter – December 31, 2008	–18.14%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–5.39%	–2.34%	2.94%	1.52%
Return After Taxes on Distributions	–6.61%	–3.47%	2.08%	0.68%
Return After Taxes on Distributions and Sale of Fund Shares	–2.35%	–2.45%	2.12%	0.88%
Forward Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–5.82%	–2.80%	2.44%	1.02%
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
Growth Allocation Blended Index (20% Barclays Capital Global Aggregate Bond Index/80% MSCI All Country World Index)	–4.30%	0.42%	5.48%	3.73%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%
S&P 500 Index	2.11%	–0.25%	2.92%	1.42%
Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	3.45%	1.36%	3.72%	2.56%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund

48

Forward Growth Allocation Fund

shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

49

Forward High Yield Bond Fund

Investment Objective

The Fund seeks high current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.22%	0.82%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$124	$84
3 Years	$387	$262
5 Years	$670	$455
10 Years	$1,476	$1,013

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 320% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds. The Fund will normally maintain its portfolio duration within a range of plus or minus 20% of the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Master II Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three”
means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2012, the Benchmark’s duration was 4.11. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high-yield bonds, such as zero-coupon bonds, which pay interest only at maturity, or payment in kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest-rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation. The Fund may invest in debt securities of any maturity.

First Western Capital Management Company (“First Western” or the “Sub-Advisor”) selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. To select securities, the Sub-Advisor uses a bottom-up, credit research process. Company level analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. The Sub-Advisor looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive because they offer better assurance of debt repayment. Investment selections are based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s investment objective. The investment process also includes top-down research and sector analysis that establishes an investment policy based upon the Sub-Advisor’s view of the business cycle, interest rate trends, yield curve analysis, and sector analysis.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve

50

Forward High Yield Bond Fund

greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	12.45%
Worst Quarter – December 31, 2008	–14.59%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward High Yield Bond Fund – Institutional Class (Inception: 5/1/00)
Return Before Taxes	4.06%	5.82%	7.56%	6.72%
Return After Taxes on Distributions	1.43%	2.83%	4.50%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	2.62%	3.15%	4.61%	3.78%
Forward High Yield Bond Fund – Investor Class (Inception: 5/1/00)
Return Before Taxes	3.61%	5.37%	7.17%	6.31%
BofA Merrill Lynch U.S. High Yield Master II Index	4.38%	7.34%	8.59%	7.39%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of First Western to act as sub-advisor to the Fund. The Fund is managed and all investment decisions are made by Steven S. Michaels. First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 2000. Mr. Michaels has managed the Fund since May 2000.

51

Forward High Yield Bond Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52

Forward Income & Growth Allocation Fund

Investment Objective

The Fund seeks high current income and some potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	1.04%	1.04%
Total Annual Fund Operating Expenses	1.83%	1.33%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.73%	1.23%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$176	$125
3 Years	$566	$411
5 Years	$980	$719
10 Years	$2,137	$1,591

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income and some capital appreciation to investors with a low risk tolerance and a 3-5 year investment time horizon. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

53

Forward Income & Growth Allocation Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Income & Growth Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Income & Growth Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Income & Growth Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	10.77%
Worst Quarter – December 31, 2008	–7.66%

54

Forward Income & Growth Allocation Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Income & Growth Allocation Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	–0.66%	1.62%	3.74%	3.34%
Return After Taxes on Distributions	–1.95%	0.18%	2.42%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	–0.36%	0.55%	2.44%	2.07%
Forward Income & Growth Allocation Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	–1.17%	1.11%	3.23%	2.83%
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
Income & Growth Allocation Blended Index (70% Barclays Capital Global Aggregate Bond Index/30% MSCI All Country World Index)	1.98%	4.44%	6.75%	5.78%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%
S&P 500 Index	2.11%	–0.25%	2.92%	1.42%
Income & Growth Allocation Blended Index (70% Barclays Capital U.S. Aggregate Bond Index/30% S&P 500 Index)	6.38%	4.82%	5.22%	4.93%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Forward Income Builder Fund

Investment Objective

The Fund seeks high current income and some stability of principal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.49%	0.49%
Acquired Fund Fees and Expenses	0.77%	0.77%
Total Annual Fund Operating Expenses	1.86%	1.36%
Fee Waiver and/or Expense Reimbursement(1)	–0.10%	–0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$179	$128
3 Years	$575	$421
5 Years	$996	$735
10 Years	$2,169	$1,625

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Fund’s equity investments will focus principally on income producing equity securities. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide income to investors with a lower risk tolerance by allocating the Fund’s investments to income producing assets that are exhibiting a statistically higher yield relative to other income producing assets while also managing the volatility of the Fund. The Fund’s volatility is expected to be similar to the volatility of the Income Builder Blended Index, which consists of 85% Barclays Capital Global Aggregate Bond Index and 15% MSCI All Country World Index. The Advisor may from time to time modify the asset allocation of the Fund in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

56

Forward Income Builder Fund

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Infrastructure-Related Investment: Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds: Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not

57

Forward Income Builder Fund

invest in tax-exempt municipal obligations. In addition, since the Fund invests less than 50% of its total assets in federally tax-exempt municipal bonds, no portion of the Fund’s distributions will be designated as tax-exempt dividends.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Income Builder Blended Index, the MSCI All Country World Index, and the Barclays Capital Global Aggregate Bond Index replace the Fund’s prior benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on the Fund’s prior benchmark index, the Barclays Capital U.S. Aggregate Bond Index will be shown for at least a one-year transition period. In the future, however, only the Income Builder Blended Index, the MSCI All Country World Index and Barclays Capital Global Aggregate Bond Index will be shown.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	6.79%
Worst Quarter – September 30, 2008	–2.76%

58

Forward Income Builder Fund

Average Annual Total Returns

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Income Builder Fund – Institutional Class (Inception: 12/27/00)
Return Before Taxes	5.79%	4.62%	4.29%	4.45%
Return After Taxes on Distributions	4.01%	2.82%	2.63%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	2.86%	2.67%	2.77%
Forward Income Builder Fund – Investor Class (Inception: 12/27/00)
Return Before Taxes	5.26%	4.10%	3.78%	3.93%
Income Builder Blended Index (85% Barclays Capital Global Aggregate Bond Index/15% MSCI All Country World Index)	3.83%	5.49%	6.98%	6.25%
Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	7.16%	6.65%
MSCI All Country World Index	–6.86%	–1.41%	4.76%	2.70%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6.01%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Forward International Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	1.55%	1.55%
Total Annual Fund Operating Expenses	2.80%	2.45%
Fee Waiver and/or Expense Reimbursement(1)	–1.36%	–1.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%	1.09%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.44% and 1.09%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$147	$111
3 Years	$739	$633
5 Years	$1,358	$1,182
10 Years	$3,025	$2,679

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Exam-

ple tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Fund may invest in securities of companies having any capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addi-

60

Forward International Dividend Fund

tion, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On December 1, 2008, Forward Management assumed all responsibilites for selecting the Fund’s investments. Performance figures shown below for periods before December 1, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – June 30, 2009	22.11%
Worst Quarter – December 31, 2008	–29.65%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Dividend Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	–12.45%	–5.73%	4.55%	3.25%
Return After Taxes on Distributions	–13.61%	–7.56%	3.29%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares	–7.46%	–5.11%	3.72%	2.62%
MSCI All Country World Index ex-USA	–13.33%	–2.48%	6.76%	5.62%
Forward International Dividend Fund – Institutional Class (Inception: 5/1/07)
Return Before Taxes	–12.01%	N/A	N/A	–7.74%
MSCI All Country World Index ex-USA	–13.33%	N/A	N/A	–4.28%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since December 2008.

61

Forward International Dividend Fund

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62

Forward International Real Estate Fund

Investment Objective

The Fund seeks total return from both capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.74%	0.74%
Total Annual Fund Operating Expenses	2.14%	1.74%
Fee Waiver and/or Expense Reimbursement(1)	–0.34%	–0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.80%	1.40%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.80% and 1.40%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$183	$143
3 Years	$637	$515
5 Years	$1,117	$911
10 Years	$2,442	$2,021

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Exam-

ple tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 309% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in non-U.S. securities of real estate and real estate-related companies in at least three different countries. The Fund may invest in equity securities, debt securities and limited partnership interests and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds, American Depositary Receipts, and European Depositary Receipts. The Fund may invest up to 20% of its assets in U.S. real estate and real estate related companies. The Fund may invest in securities of companies having any capitalization and debt securities of any maturity. The Fund may also leverage its portfolio by borrowing money to purchase securities.

The Fund may also invest in issuers located in emerging or frontier markets countries. An issuer generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Forward Management, LLC (“Forward Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more

63

Forward International Real Estate Fund

susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns for Investor Class shares are not shown because the Investor Class shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington International Real Estate Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington International Real Estate Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington International Real Estate Fund.

64

Forward International Real Estate Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	30.59%
Worst Quarter – December 31, 2008	–27.54%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	–14.56%	–8.31%	–3.86%
Return After Taxes on Distributions	–17.72%	–10.59%	–6.12%
Return After Taxes on Distributions and Sale of Fund Shares	–9.19%	–7.83%	–4.21%
FTSE EPRA/NAREIT Developed ex-US Index	–15.35%	–7.55%	–2.69%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. McGowan has primary responsibility for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in April 2006. Mr. McGowan has managed the Fund since 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

65

Forward International Small Companies Fund

Investment Objective

The Fund seeks to achieve long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.62%	1.27%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$165	$129
3 Years	$511	$403
5 Years	$881	$697
10 Years	$1,919	$1,532

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country.

Pictet Asset Management Limited (“Pictet Ltd” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations of companies in the Fund’s benchmark, the MSCI EAFE Small Cap Index. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of three stages: research short list; primary research; and stock selection. The research short list is created by screening more than 10,000 companies using both absolute measures of value based on returns to equity investors, and relative measures based on return on capital employed. The primary research stage includes a review of a company’s strategy, operations, internal controls and management. This evaluation includes a review of financial statements focusing on balance sheet strength, operating performance and valuation. Finally, at the stock selection stage, the Sub-Advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase ETFs and derivatives, including futures, swap agreements and structured notes, to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s Sub-Advisor.

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Forward International Small Companies Fund

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax require-

ments applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	23.52%
Worst Quarter – September 30, 2008	–23.85%

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Forward International Small Companies Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward International Small Companies Fund – Institutional Class (Inception: 2/7/96)
Return Before Taxes	–19.18%	–6.70%	7.67%	7.15%
Return After Taxes on Distributions	–19.40%	–7.23%	7.04%	5.50%
Return After Taxes on Distributions and Sale of Fund Shares	–12.24%	–5.60%	6.66%	5.41%
MSCI EAFE Small Cap Index	–15.66%	–3.80%	9.42%	3.97%
Forward International Small Companies Fund – Investor Class (Inception: 3/5/02)
Return Before Taxes	–19.49%	–7.04%	N/A	7.60%
MSCI EAFE Small Cap Index	–15.66%	–3.80%	N/A	9.28%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management, LLC (“Forward Management” or the “Advisor”) serves as investment advisor to the Fund. Forward Management has engaged the services of Pictet Ltd, which is part of Pictet Asset Management, to act as sub-advisor for the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Bill Barker, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager and Oliver Knobloch, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007. Mr. Hill has managed the Fund since October 2001. Mr. McLaughlin has managed the Fund since February 1996. Mr. Knobloch has managed the Fund since September 2006.

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, Herber, Broughton, and O’Donnell have managed the cash portion of the Fund since November 2011. Mr. Janec has managed the cash portion of the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

68

Forward Investment Grade Fixed-Income Fund

Investment Objective

The Fund seeks generation of current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	0.10%
Other Expenses	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	0.85%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$127	$87
3 Years	$396	$271
5 Years	$686	$471
10 Years	$1,510	$1,048

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment-grade, debt securities or synthetic or other instruments (i.e., options, swaps, including credit default swaps, forwards, including currency forwards, and futures) that have similar economic characteristics to investment-grade debt securities. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality. The Fund’s portfolio duration will typically be within two years of the Fund’s benchmark, the Barclays Capital U.S. Government/

Credit Bond Index (the “Benchmark”). Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2012, the Benchmark’s duration was 5.78.

The investment process includes both top-down and bottom-up decision making. The top-down analysis is determined by Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”), which establishes an outlook for global bond markets over the next three to five years. Selected members of the investment staff monitor monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc., and the outlook is supplemented by quarterly economic forums which are used to evaluate growth and inflation over the business cycle horizon of the next 6 to12 months.

Sector specialists play a key role in bottom-up security selection determining relative value within their sectors. Sector specialists are assisted by a staff of analysts who conduct independent security analysis, and library of proprietary analytical software helps to quantify risks and relative value in different securities.

The Sub-Advisor’s Investment Committee defines the model portfolio and a generalist portfolio manager is assigned to manage the portfolio. This portfolio manager is required to keep portfolio characteristics within a moderate range around the model’s targets.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities,

69

Forward Investment Grade Fixed-Income Fund

such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On May 19, 2008, the Sub-Advisor assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before May 19, 2008 represent performance of prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	7.59%
Worst Quarter – June 30, 2008	–3.52%

Average Annual Total Returns

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Investment Grade Fixed-Income Fund – Institutional Class (Inception: 6/15/92)
Return Before Taxes	8.98%	5.68%	5.61%	5.89%
Return After Taxes on Distributions	7.44%	3.70%	3.51%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	5.79%	3.65%	3.56%	3.64%
Barclays Capital U.S. Government/Credit Bond Index	8.74%	6.55%	5.85%	6.66%
Forward Investment Grade Fixed-Income Fund – Investor Class (Inception: 7/14/98)
Return Before Taxes	8.55%	5.20%	5.14%	5.07%
Barclays Capital U.S. Government/Credit Bond Index	8.74%	6.55%	5.85%	6.05%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

70

Forward Investment Grade Fixed-Income Fund

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of PIMCO to act as sub-advisor to the Fund. The portfolio manager of the Fund is Chris Dialynas. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group and has managed the Fund since May 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

71

Forward Large Cap Dividend Fund

Investment Objective

The Fund seeks to achieve high total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.73%	1.38%
Fee Waiver and/or Expense Reimbursement(1)	–0.39%	–0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$136	$101
3 Years	$507	$398
5 Years	$902	$718
10 Years	$2,006	$1,622

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies that have large capitalizations. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500 Index.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects dividend paying equity securities based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

The Advisor regularly monitors the portfolio holdings and will normally sell a stock when the stock exceeds predetermined valuation targets or when, in the Advisor’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

In order to reduce transaction costs, the Advisor will purchase futures to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the

72

Forward Large Cap Dividend Fund

performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of Investor Class shares are not shown because Investor Class shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of the prior sub-advisors to the Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	15.67%
Worst Quarter – December 31, 2008	–21.39%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Large Cap Dividend Fund – Insitutional Class Shares (Inception: 1/31/07)
Return Before Taxes	4.64%	1.34%
Return After Taxes on Distributions	3.92%	1.04%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	1.11%
S&P 500 Index	2.11%	–0.56%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: David L. Ruff, CFA, Portfolio Manager, Randall T. Coleman, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. Ruff, Coleman, Brewington, and O’Donnell have managed the Fund since August 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

73

Forward Managed Futures Strategy Fund

Investment Objective

The Fund seeks long term total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses(1)	0.35%	0.35%
Acquired Fund Fees and Expenses (1)(2)	0.22%	0.22%
Total Annual Fund Operating Expenses	1.97%	1.62%
Fee Waiver and/or Expense Reimbursement(3)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.92%	1.57%

(1)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. Acquired Fund Fees and Expenses include the expenses (other than the management fee) borne by the Fund as the sole shareholder of the Subsidiary (as defined below), including administrative and custody fees. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC (“Forward Management”) for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the Subsidiary, and extraordinary expenses) for the Fund's Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.70% and 1.35%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$195	$160
3 Years	$613	$506

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

The Fund seeks exposure to the futures markets. The Fund will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index (the “CSMF Index”). Futures contracts are agreements to purchase or sell a commodity, currency, stock, bond or other instrument in the future. The CSMF Index is composed of long and short futures contracts. The CSMF Index’s positioning is driven by a quantitative strategy that determines whether it is long or short an individual futures contract on the basis of the contract’s price relative to the 250-day moving average price of that futures contract. The CSMF Index seeks positive absolute returns at bullish and at bearish points in the futures contract price cycle for each of the liquid futures contracts that are eligible for inclusion in the CSMF Index. The primary asset classes included in the CSMF Index are commodities, currencies, equity indices and fixed income. The CSMF Index will take long positions in futures contracts with strong positive positioning relative to its 250-day moving average price and short positions in futures contracts with strong negative positioning relative to the 250-day moving average price. The composition of the CSMF Index is determined monthly. The CSMF Index may be comprised of all long, all short, or a combination of long and short positions.

The Fund will employ a strategy that provides synthetic long and synthetic short exposure to the futures contracts that correspond to the long and short futures contract positioning of the CSMF Index. The Fund gains this synthetic exposure to futures markets through investments in derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Forward Management, LLC (“Forward Management” or “Advisor”), the Fund’s investment advisor, and has the same investment objective as the Fund. As discussed elsewhere in the Fund’s prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

The Fund will target an annualized volatility level of approximately 15%, although the Fund’s actual volatility level may be higher or lower depending on market conditions and the Fund’s investments. Volatility is a measure of the change in price of an asset over time and a higher volatility level means that an asset’s value will increase or decrease by larger amounts over a time period than an asset with a lower volatility level.

74

Forward Managed Futures Strategy Fund

From time to time, the CSMF Index may have an expected volatility level below the targeted rate. In that event, the Advisor will seek to increase the Fund’s volatility level by increasing exposure to the futures markets and through the use of investments that have a leveraging effect, which increases the Fund’s exposure to changes in the price of an asset.

The Fund may invest in futures-related instruments either directly or through the Subsidiary. Assets not invested in futures-related instruments either directly or through the Subsidiary may be invested in fixed income instruments (i.e., U.S. corporate bonds, U.S. Government or agency securities, municipal debt (including variable amount demand master notes), mortgage-backed securities (both agency and commercial) and asset-backed securities) that are of investment grade quality and/or shares of fixed income exchange-traded funds (“ETFs”).

Forward Management actively manages the fixed income instruments held by the Fund with a view towards enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to vary more than 2.5 years above or below the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index. A brief description of this index is included in the Appendix to the Fund’s prospectus. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). As of March 31, 2012, the duration of the Barclays Capital 1-5 Year U.S. Government/Credit Bond Index was 2.58.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The Fund may, without limitation, seek exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls). The Fund may also purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund is generally expected to engage in frequent and active trading of portfolio securities.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Mortgage-Related and Other Asset-Backed Securities: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the

75

Forward Managed Futures Strategy Fund

lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

No Operating History: The Fund has not operated for a full fiscal year and as such has no prior operating history by which an investor can evaluate performance.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on January 30, 2012 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Managers

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund and the Subsidiary. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Rowader, Herber, Broughton and O’Donnell have managed the Fund since its inception in January 2012. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

76

Forward Managed Futures Strategy Fund

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

77

Forward Real Estate Fund

Investment Objective

The Fund seeks income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	1.68%	1.28%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$171	$130
3 Years	$529	$406
5 Years	$912	$702
10 Years	$1,984	$1,543

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts (REITs), preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. The Fund may invest in securities of real estate companies of any market capitalization. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies, which may be of any maturity or credit quality.

Security selection is guided by the comparison of current market prices for securities relative to their estimated fair value in a process conducted by Forward Management, LLC (“Forward Management” or the “Advisor”). Fair value is estimated based on both a discounted cash flow approach and a net asset value approach. Both approaches are reconciled based on the relevance of each given business conditions and the issuing company’s prospects.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

78

Forward Real Estate Fund

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class shares. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On March 1, 2010, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below represent performance of prior sub-advisors to the the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – September 30, 2009	31.50%
Worst Quarter – December 31, 2008	–38.32%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Real Estate Fund – Investor Class (Inception: 5/10/99)
Return Before Taxes	3.84%	–4.09%	7.32%	8.01%
Return After Taxes on Distributions	3.58%	–5.10%	5.97%	6.56%
Return After Taxes on Distributions and Sale of Fund Shares	2.50%	–3.66%	5.98%	6.48%
S&P 500 Index	2.11%	–0.25%	2.92%	1.32%
FTSE NAREIT Equity REITs Index	8.29%	–1.42%	10.20%	10.11%
Forward Real Estate Fund – Institutional Class (Inception: 5/1/08)
Return Before Taxes	4.25%	N/A	N/A	–3.16%
S&P 500 Index	2.11%	N/A	N/A	–0.86%
FTSE NAREIT Equity REITs Index	8.29%	N/A	N/A	0.10%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Class shares. After-tax returns for other classes will vary. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Messrs. Beam and Goltra have co-primary responsibility for the day-to-day management of the Fund. Messrs. Beam, Goltra, McGowan, Visse, and O’Donnell have managed the Fund since March 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

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Forward Real Estate Fund

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Real Estate Long/Short Fund

Investment Objective

The Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.43%	0.43%
Dividend Expense on Short Sales	0.16%	0.16%
Interest Expense	0.27%	0.27%
Total Other Expenses	0.86%	0.86%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.27%	1.87%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$230	$190
3 Years	$709	$588
5 Years	$1,214	$1,010
10 Years	$2,602	$2,187

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in securities of issuers engaged primarily in the real estate industry such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers may include equity securities, debt obligations and other senior securities (e.g., convertible bonds and preferred stock) and limited partnership interests. The Fund may invest in both U.S. and non-U.S. real estate securities as well as companies located in emerging and frontier market countries.

Forward Management, LLC (“Forward Management” or the “Advisor”) uses a variety of strategies in managing the Fund’s investments. The Advisor may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of the Fund’s net asset value.The Fund may also leverage its portfolio by borrowing money to purchase securities. The Fund may also purchase restricted securities or securities which are deemed to be not readily marketable.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

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Forward Real Estate Long/Short Fund

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not shown because Investor Class shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Strategic Realty Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Strategic Realty Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Strategic Realty Fund.

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Forward Real Estate Long/Short Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	38.93%
Worst Quarter – December 31, 2008	–49.40%

Average Annual Total Returns

For the period ended December 31, 2011

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Real Estate Long/Short Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	1.10%	–7.79%	–3.84%
Return After Taxes on Distributions	0.26%	–9.73%	–5.97%
Return After Taxes on Distributions and Sale of Fund Shares	0.73%	–7.18%	–3.92%
FTSE NAREIT Composite Index	7.30%	–2.23%	1.44%
FTSE NAREIT Equity REITs Index	8.29%	–1.42%	2.31%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Goltra is primarily responsible for the day-to-day management of the Fund. Mr. Beam has managed the Fund since its inception in September 1999. Mr. McGowan has managed the Fund since 2008. Messrs. Visse and O’Donnell have managed the Fund since June 2009. Mr. Goltra has managed the Fund since May 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Select EM Dividend Fund

Investment Objective

The Fund seeks to achieve high total return through capital appreciation and current income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	1.15%	1.15%
Total Annual Fund Operating Expenses	2.65%	2.25%
Fee Waiver and/or Expense Reimbursement(1)	–0.86%	–0.86%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%	1.39%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$182	$142
3 Years	$742	$620
5 Years	$1,328	$1,126
10 Years	$2,916	$2,515

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund does not yet have a full calendar year of operating history. Once the Fund has operating history for at least one calendar year, the portfolio turnover rate will be included in this fund summary.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of dividend paying companies located in emerging market countries. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may use such borrowed money to engage in a dividend-capture strategy. Such strategy is an income producing strategy in which a particular security about to pay a dividend is purchased, the security is held until its dividend is captured, and then the security is sold in order to purchase another security about to pay a dividend. The Fund may also engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing or selling options or futures contracts and engaging in short sales.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and

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Forward Select EM Dividend Fund

adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund commenced operations on May 1, 2011 and does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Randall T. Coleman, CFA, Portfolio Manager, David L. Ruff, CFA, Portfolio Manager, Bruce R. Brewington, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Ruff has primary responsibility for the day-to-day management of the Fund. Messrs. Coleman, Ruff, Brewington, and O’Donnell have managed the Fund since its inception in May 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

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Forward Select EM Dividend Fund

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

86

Forward Select Income Fund

Investment Objective

The Fund seeks high current income and potential for modest long-term growth of capital.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.19%	0.19%
Interest Expense	0.33%	0.33%
Total Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.93%	1.53%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$196	$156
3 Years	$606	$483
5 Years	$1,041	$834
10 Years	$2,251	$1,821

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in income-producing securities. The Fund invests primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Investments in these issuers are expected to include a significant portion of assets in preferred stock, as well as convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent Forward Management, LLC (“Forward Management” or the “Advisor”) deems appropriate.

The Fund may invest in securities of companies having any capitalization and of any credit quality, and may invest in debt securities of any maturity. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities. The Fund may purchase restricted securities or securities which are deemed to be not readily marketable. The Fund may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Concentration: The Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful.

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Forward Select Income Fund

Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. Returns of the Investor Class shares are not shown because Investor Class shares do not yet have a full calendar year of investment returns. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

The Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Fund, a new portfolio of the Forward Funds. In connection with the reorganization, the Fund changed its investment advisor to Forward Management. Performance figures shown below for periods before June 12, 2009, represent performance of the Y shares of the Kensington Select Income Fund.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – June 30, 2009	38.98%
Worst Quarter – September 30, 2008	–23.83%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward Select Income Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	3.31%	0.85%	2.81%
Return After Taxes on Distributions	0.27%	–1.88%	0.05%
Return After Taxes on Distributions and Sale of Fund Shares	2.19%	–0.90%	0.80%
BofA Merrill Lynch Preferred Index	4.11%	–1.19%	0.40%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Michael McGowan, Portfolio Manager, Aaron Visse, CFA, Portfolio Manager, Joel Beam, Portfolio Manager, Ian Goltra, Portfolio Manager, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Beam has primary responsibility for the day-to-day

88

Forward Select Income Fund

management of the Fund. Mr. Beam has managed the Fund since its inception in March 2001. Messrs. McGowan, Visse, Goltra, and O’Donnell, have managed the Fund since June 2009.

Purchase and Sale of Fund Shares

The Fund is currently closed to new investors, with certain exceptions. Please see the “Purchasing Shares” section of the Fund’s prospectus for additional information.

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Small Cap Equity Fund

Investment Objective

The Fund seeks to achieve high total return.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.10%	0.05%
Other Expenses	0.36%	0.36%
Total Annual Fund Operating Expenses	1.56%	1.26%
Fee Waiver and/or Expense Reimbursement(1)	–0.17%	–0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.09%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 1.09%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$142	$111
3 Years	$476	$383
5 Years	$833	$675
10 Years	$1,840	$1,506

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Exam-

ple tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to the types of securities and instruments in which the Fund primarily invests. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management.

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Forward Small Cap Equity Fund

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Investor Class. The accompanying table compares the Fund’s Investor Class and Institutional Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

CALENDAR YEAR TOTAL RETURNS—INVESTOR CLASS

Best Quarter – June 30, 2003	16.35%
Worst Quarter – December 31, 2008	–26.53%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Small Cap Equity Fund – Investor Class (Inception: 10/1/98)
Return Before Taxes	–13.82%	–4.68%	2.57%	5.10%
Return After Taxes on Distributions	–13.82%	–5.15%	2.03%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares	–8.99%	–3.99%	2.17%	4.45%
Russell 2000 Index	–4.18%	0.15%	5.62%	7.20%
Forward Small Cap Equity Fund – Institutional Class (Inception: 6/6/02)
Return Before Taxes	–13.24%	–4.29%	N/A	3.61%
Russell 2000 Index	–4.18%	0.15%	N/A	6.36%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for the Investor Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: David Readerman, CFA, Portfolio Manager, and Jim O’Donnell,

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Forward Small Cap Equity Fund

CFA, Chief Investment Officer. Messrs. Readerman and O’Donnell have co-primary responsibility for the day-to-day management of the Fund and have managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

92

Forward Strategic Alternatives Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation and income.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	1.48%	1.18%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$151	$120
3 Years	$468	$375
5 Years	$808	$649
10 Years	$1,766	$1,430

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The Fund gains exposure to alternative asset classes by investing in structured notes, exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”), mutual funds, and closed-end funds. The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps. Forward Management, LLC (“Forward Management” or the “Advisor”) may also seek to protect positions within the Fund’s portfolio through hedging techniques such as covered calls, buffered strategies (long calls coupled with collateralized short puts) or through the use of swaps. The Fund may invest in securities of companies having any capitalization and debt securities of any credit quality.

The Advisor utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio can be more actively managed and may add additional assets that are not part of the core portfolio.

The core portfolio will consist generally of investments in assets that provide exposure to the commodity markets, currency markets and real estate related investments that either (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, or (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but typically comprises approximately 75% of the Fund. The satellite portfolio may be opportunistically invested in any other non-traditional asset class that the Advisor believes provides returns that have weak correlation to traditional stock and bond asset classes.

The Advisor uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes four broad factors: valuation, growth, macroeconomic conditions, and sentiment. Overall, the Advisor attempts to realize the Fund’s investment objective by optimally positioning the Fund in order to take advantage of long-term trends.

The Fund may invest all of its assets in securities of alternative asset classes that exhibit low historical correlations with global stock and bond markets, or in derivatives with exposure to such alternative asset classes. Assets not invested in such alternative asset classes or derivatives may be invested in cash or liquid securities that can readily be converted into cash, including ETFs or certain short term fixed income instruments (i.e., foreign and domestic corporate bonds or U.S. Government or agency securities) that are of investment grade quality.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular asset classes. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a

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Forward Strategic Alternatives Fund

particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management. In addition, there can be no assurance given that any derivatives strategy used by the Fund will succeed.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present investment risks that may be particularly high relative to the risks of investing in other foreign securities. These risks include political, social, economic, liquidity, volatility, currency, legal and other risks different from, or greater than, the risks of investing in securities of foreign countries with more mature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Exchange-Traded Notes (“ETNs”): The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Real Estate Securities and REITs: The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. Effective May 1, 2009,

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Forward Strategic Alternatives Fund

the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – September 30, 2009	13.11%
Worst Quarter – March 31, 2009	–10.60%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Strategic Alternatives Fund – Institutional Class (Inception: 1/29/08)
Return Before Taxes	–2.03%	–1.44%
Return After Taxes on Distributions	–2.17%	–1.86%
Return After Taxes on Distributions and Sale of Fund Shares	–1.32%	–1.46%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	5.28%	3.63%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.06%
S&P 500 Index	2.11%	0.20%
Forward Strategic Alternatives Fund – Investor Class (Inception: 12/31/08)
Return Before Taxes	–2.25%	2.76%
Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index)	5.28%	10.88%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.77%
S&P 500 Index	2.11%	14.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, has primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Paul Broughton, CFA, Assistant Portfolio Manager, David Janec, Investment Specialist, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since its inception in January 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008. Mr. Janec has managed the Fund since May 2012.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward Tactical Enhanced Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.75%	1.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	2.75%	2.40%
Fee Waiver and/or Expense Reimbursement(1)	–0.41%	–0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.34%	1.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.34% and 1.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$237	$202
3 Years	$814	$709
5 Years	$1,417	$1,243
10 Years	$3,046	$2,701

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”)) which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in indices and equity securities in sectors and industry groups that it believes are more attractive on a relative basis. Additionally, the Sub-Advisor may sell short indices and equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques (including borrowing for investment purposes) as well as short positions on target securities which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio.

The Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation,

96

Forward Tactical Enhanced Fund

if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

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Forward Tactical Enhanced Fund

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – March 31, 2011	3.36%
Worst Quarter – September 30, 2011	–2.57%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Tactical Enhanced Fund – Institutional Class (Inception: 12/31/10)
Return Before Taxes	–3.29%	–3.29%
Return After Taxes on Distributions	–3.32%	–3.32%
Return After Taxes on Distributions and Sale of Fund Shares	–2.10%	–2.10%
Forward Tactical Enhanced Fund – Investor Class (Inception: 12/31/10)
Return Before Taxes	–3.65%	–3.65%
S&P 500 Index	2.11%	2.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in December 2010.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

98

Forward Tactical Growth Fund

Investment Objective

The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fee	0.15%	0.05%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.76%	1.41%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$179	$144
3 Years	$554	$446
5 Years	$954	$771
10 Years	$2,070	$1,689

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 387% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indices and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets.

The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in the following risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

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Forward Tactical Growth Fund

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s Sub-Advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – December 31, 2010	5.14%
Worst Quarter – June 30, 2010	–4.38%

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Forward Tactical Growth Fund

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	SINCE INCEPTION
Forward Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	–5.04%	0.07%
Return After Taxes on Distributions	–5.11%	0.04%
Return After Taxes on Distributions and Sale of Fund Shares	–3.17%	0.06%
Forward Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	–5.36%	–0.26%
S&P 500 Index	2.11%	10.43%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. Forward Management has engaged the services of Broadmark to act as sub-advisor to the Fund. The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill, Chief Executive Officer and Chief Investment Officer of Broadmark, has managed the Fund since its inception in September 2009.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, or (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.
The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Forward U.S. Government Money Fund

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.13%	0.13%
Administrative Fees(1)	0.25%	0.25%
Total Other Expenses	0.38%	0.38%
Total Annual Fund Operating Expenses	0.96%	0.46%
Fee Waiver and/or Expense Reimbursement	–0.25%	–0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71%	0.21%

(1)	The Fund’s investment advisor is contractually obligated to waive the fees payable under the Administrative Plan until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$73	$22
3 Years	$281	$122
5 Years	$506	$232
10 Years	$1,154	$555

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper, or repurchase agreements secured by such commercial paper, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to (i) present minimal credit risk, and (ii) be issued by issuers that have the highest capacity to meet their short term financial obligations. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less and an average-dollar-weighted portfolio life of 120 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is

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Forward U.S. Government Money Fund

included in the Appendix to the Fund’s prospectus. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The Fund’s current yield and updated performance information for the Fund may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—INSTITUTIONAL CLASS

Best Quarter – December 31, 2006	1.22%
Worst Quarter – December 31, 2011	0.00%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2011

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes	0.01%	1.44%	1.75%	3.09%
Citigroup 3-Month Treasury Bill Index	0.08%	1.36%	1.85%	3.26%
Forward U.S. Government Money Fund – Investor Class (Inception: 7/29/98)
Return Before Taxes	0.01%	1.23%	1.43%	2.16%
Citigroup 3-Month Treasury Bill Index	0.08%	1.36%	1.85%	2.66%

Investment Advisor/Portfolio Manager

Forward Management serves as investment advisor to the Fund. The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Paul Herber, CFA, Portfolio Manager, Mr. Broughton, and Jim O’Donnell, CFA, Chief Investment Officer. Mr. Rowader has managed the Fund since February 2007. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011. Mr. O’Donnell has managed the Fund since September 2008.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and

Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Security Types

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds invest in Class Z shares of other Forward Funds. If a particular underlying Forward Fund does not currently offer Class Z shares, then the Allocation Funds invest in Institutional Class shares of the underlying Forward Fund. In addition, the Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. For a more detailed description of the security types in which the Allocations Funds invest, please see “Security Types of the Funds” below.

SECURITY TYPES OF THE FUNDS

The security types in which the Funds may invest (as discussed in each Fund’s “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific commodity at a specified future time and at a specified price. The purchase of a futures contract enables a Fund, during the term of the contract, to lock in a price at which it may purchase a commodity and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell a commodity and protect against declines in the value of the commodity. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Commodity Swaps

Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. Swaps will normally be entered into on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund (whether directly or through a subsidiary) receiving or paying, as the case may be, only the net amount of the two payments. A Fund’s obligations (whether directly or through a subsidiary) under a swap agreement will be accrued daily (offset against any amounts owing to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of a Fund.

Commodity-Linked Notes

Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Debt Securities

A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives

A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Dollar Rolls and Reverse Repurchase Agreements

A Fund may enter into dollar rolls and reverse repurchase agreements. When a Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

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Security Types

Entering into dollar rolls and reverse repurchase agreements by a Fund may be considered a form of borrowing for some purposes. As such, each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those included in the Credit Suisse Emerging Market Corporate Bond Index, or similar market indices. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market.Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

A Fund may invest up to 15% of its net assets (up to 5% of total assets in the case of the Forward U.S. Government Money Fund) in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

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Security Types

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States. For a more detailed description with respect to those Funds which may invest in emerging market or frontier market securities, please see “Emerging Market Securities and Frontier Market Securities” above.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Investments in a Wholly-Owned Subsidiary (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund each seeks exposure to the commodity or futures markets primarily through investments in commodity-linked and futures-linked derivative instruments, including swap agreements and index-linked notes (sometimes referred to as “structured notes”), and through each Fund’s Subsidiary. The Funds’ derivative investments may include commodity-linked derivatives, including commodity swaps, commodity-linked notes and options on commodity futures.

Investments in a Subsidiary are expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings, as discussed below under “Federal Taxes” in this prospectus.

It is expected that each Subsidiary will invest primarily in commodity-linked and futures-related derivative instruments. Although a Fund may enter into these commodity-linked and futures-related derivative instruments directly, each Fund likely will gain exposure to these derivative instruments indirectly by investing in its Subsidiary. When Forward Management believes that these commodity-linked and futures-related derivative instruments are better suited to provide exposure to the commodities or futures markets than commodity-linked or futures-related notes, a Fund’s investment in its Subsidiary will likely increase. A Subsidiary also will invest in fixed income instruments, which are intended to both serve as collateral and enhance the Fund’s total return. To the extent that a Fund invests in its Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Each Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as its Fund, except that a Subsidiary (unlike a Fund) may invest without limitation in swap agreements and other index-linked derivative instruments. Each Subsidiary will also be subject to the same compliance policies and procedures as its Fund. In addition, each Fund wholly owns and controls its Subsidiary, and Forward Management acts as investment advisor to each Fund and the investment advisor to each Subsidiary.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or a Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Master Limited Partnerships (“MLPs”)

Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

106

Security Types

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Real Estate-Related Company

A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Repurchase Agreements

A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. Forward Management and/or a Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). Credit default swaps are a type of swap agreement in which one party (the “buyer”) is generally obligated to pay the other party (the “seller”) an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as the default of a security, has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the credit default swap in exchange for an equal face amount of deliverable obligations of the security described in the swap, or the seller may be required to deliver the related net cash amount, if the credit default swap is cash settled.

107

Security Types

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by Forward Management and/or a Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to all of the Forward Funds, unless otherwise noted.

Lending of Portfolio Securities

In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of each of the Funds (except the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Builder Fund, Forward Income & Growth Allocation Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”), Forward Commodity Long/Short Strategy Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Managed Futures Strategy Fund, and Forward Strategic Alternatives Fund) is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund.

The investment objectives of the Allocation Funds, Forward Frontier Strategy Fund and Forward Strategic Alternatives Fund, although non-fundamental and subject to change by the Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund, are subject to prior shareholder notice requirements. Shareholders of these Funds must be notified at least 60 days prior to any material amendment to the investment objective of these Funds.

The investment objectives of the Forward Commodity Long/Short Strategy Fund, Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Global Credit Long/Short Fund, and Forward Managed Futures Strategy Fund are non-fundamental and may be changed by the Board of Trustees without a vote of the holders of the outstanding shares of the Shareholders of these Funds and without prior shareholder notice.

As discussed in the relevant “Fund Summary” sections above, certain Funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), each of these Funds has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement. A Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of each of these Funds may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by one of these Funds of its 80% investment policy.

This requirement is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

For purposes of a Fund’s policy to invest 80% of it assets (net assets plus the amount of any borrowings for investment purposes) in a particular type of investment, “net assets” includes not only the amount of the Fund’s net assets attributable to the particular type of investment, but also a Fund’s net assets that are segregated or “earmarked” on the Fund’s books and records or being used for collateral, in accordance with procedures established by the Board of Trustees and applicable regulatory guidance, or otherwise used to cover such investment exposure.

108

Additional Investment Strategies and Risks

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, a Fund may not follow its principal investment strategy. Under such conditions, a Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which a Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

Each Fund (other than the Forward U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Funds (other than the Forward U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving a return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or a Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or a Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Additional Information Regarding Investment Strategies

With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather Forward Management and/or a Fund’s sub-advisor will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments Techniques and Risks

Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

109

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non- principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because certain Funds invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in a Fund, please see the SAI.

RISKS:	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND(1)	FORWARD BALANCED ALLOCATION FUND(1)	FORWARD COMMODITY LONG/SHORT STRATEGY FUND	FORWARD COREPLUS FUND	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND
Allocation	P	P	N/A	N/A	N/A	N/A
Borrowing	N/A	N/A	N/A	N/A	P	NP
Cash and Cash Equivalents	N/A	N/A	P	P	NP	NP
Commodity Sector	N/A	N/A	P	P	N/A	N/A
Concentration	N/A	N/A	N/A	N/A	N/A	N/A
Currency Transactions	NP	N/A	N/A	N/A	NP	P
Debt Securities	N/A	P	P	P	P	P
Depositary Receipts	P	N/A	N/A	N/A	N/A	NP
Derivatives	P	P	P	P	P	P
Emerging Market and Frontier Market Securities	P	N/A	N/A	N/A	P	P
Equity Securities	P	P	N/A	N/A	NP	NP
Exchange-Traded Funds	NP	N/A	P	N/A	NP	P
Exchange-Traded Notes	NP	N/A	N/A	N/A	NP	NP
Foreign Securities	NP	N/A	NP	N/A	P	P
Government-Sponsored Enterprises	N/A	P	P	P	NP	NP
Growth Stocks	NP	N/A	N/A	N/A	N/A	N/A
Hedging	N/A	N/A	N/A	P	NP	P
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	N/A	P	P	P	NP	NP
Lower-Rated Debt Securities	N/A	NP	N/A	N/A	P	P
Mortgage-Related and Other Asset- Backed Securities	N/A	P	P	P	NP	NP
Multi-Manager	NP	NP	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	N/A	P	P	N/A
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	P	N/A	P	P
Overseas Exchanges	NP	N/A	N/A	N/A	N/A	NP
Portfolio Turnover	NP	NP	P	P	P	P
Real Estate Securities and REITs	N/A	N/A	N/A	N/A	N/A	NP
Repurchase Agreements	N/A	N/A	P	N/A	NP	NP
Restricted and Illiquid Securities	N/A	N/A	N/A	N/A	NP	NP
Securities Issued by Other Investment Companies	P	P	P	N/A	NP	P
Short Sales	N/A	N/A	N/A	N/A	P	NP
Small and Medium Capitalization Stocks	NP	N/A	N/A	NP	N/A	N/A
Subsidiary	N/A	N/A	P	N/A	N/A	N/A
Tax	P	P	P	P	P	P
Tax Reform	N/A	N/A	N/A	N/A	P	N/A
Value Stocks	NP	N/A	N/A	NP	N/A	NP

110

Discussion of Principal and Non-Principal Risks

RISKS:	FORWARD EMERGING MARKETS FUND	FORWARD ENDURANCE LONG/SHORT FUND	FORWARD EXTENDED MARKETPLUS FUND	FORWARD FLOATING NAV SHORT DURATION FUND	FORWARD FOCUS FUND	FORWARD FRONTIER STRATEGY FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	P	N/A	N/A	NP	N/A
Cash and Cash Equivalents	P	P	P	NP	NP	P
Commodity Sector	N/A	N/A	P	N/A	N/A	N/A
Concentration	N/A	N/A	N/A	N/A	N/A	NP
Currency Transactions	P	P	N/A	N/A	NP	N/A
Debt Securities	NP	NP	P	P	N/A	NP
Depositary Receipts	NP	NP	N/A	N/A	NP	P
Derivatives	P	P	P	N/A	NP	P
Emerging Market and Frontier Market Securities	P	P	N/A	N/A	NP	P
Equity Securities	P	P	N/A	N/A	P	NP
Exchange-Traded Funds	P	P	N/A	N/A	NP	NP
Exchange-Traded Notes	NP	NP	N/A	N/A	NP	P
Foreign Securities	P	P	N/A	NP	P	P
Government-Sponsored Enterprises	N/A	NP	P	P	N/A	P
Growth Stocks	NP	NP	N/A	N/A	NP	N/A
Hedging	NP	P	P	N/A	NP	N/A
Infrastructure-Related Investment	N/A	NA	N/A	N/A	N/A	N/A
Liquidity Risk	NP	NP	P	NP	NP	P
Lower-Rated Debt Securities	NP	NP	N/A	N/A	N/A	N/A
Mortgage-Related and Other Asset-Backed Securities	N/A	NP	P	P	N/A	N/A
Multi-Manager	NP	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	P	N/A	N/A	N/A
No Operating History	N/A	P	N/A	P	N/A	N/A
Non-Diversification	N/A	P	N/A	N/A	N/A	P
Overseas Exchanges	NP	NP	N/A	N/A	NP	N/A
Portfolio Turnover	P	P	P	P	NP	NP
Real Estate Securities and REITs	N/A	NP	N/A	N/A	NP	N/A
Repurchase Agreements	NP	NP	N/A	P	NP	N/A
Restricted and Illiquid Securities	NP	P	N/A	NP	NP	N/A
Securities Issued by Other Investment Companies	P	NP	N/A	N/A	NP	NP
Short Sales	NP	P	N/A	N/A	NP	N/A
Small and Medium Capitalization Stocks	NP	P	N/A	N/A	P	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	P	P	N/A	NP	P
Tax Reform	N/A	N/A	N/A	N/A	N/A	N/A
Value Stocks	NP	NP	N/A	N/A	NP	N/A

RISKS:	FORWARD GLOBAL CREDIT LONG/SHORT FUND	FORWARD GLOBAL INFRASTRUCTURE FUND(2)	FORWARD GROWTH & INCOME ALLOCATION FUND(1)	FORWARD GROWTH ALLOCATION FUND(1)	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND(1)
Allocation	N/A	N/A	P	P	N/A	P
Borrowing	P	N/A	N/A	N/A	N/A	N/A
Cash and Cash Equivalents	NP	N/A	N/A	N/A	N/A	N/A
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	P	N/A	N/A	N/A	N/A
Currency Transactions	P	P	N/A	NP	N/A	N/A
Debt Securities	P	P	P	P	P	P

111

Discussion of Principal and Non-Principal Risks

RISKS:	FORWARD GLOBAL CREDIT LONG/SHORT FUND	FORWARD GLOBAL INFRASTRUCTURE FUND(2)	FORWARD GROWTH & INCOME ALLOCATION FUND(1)	FORWARD GROWTH ALLOCATION FUND(1)	FORWARD HIGH YIELD BOND FUND	FORWARD INCOME & GROWTH ALLOCATION FUND(1)
Depositary Receipts	NP	N/A	N/A	P	N/A	N/A
Derivatives	P	N/A	P	P	P	P
Emerging Market and Frontier Market Securities	P	P	N/A	P	N/A	N/A
Equity Securities	NP	P	P	P	N/A	P
Exchange-Traded Funds	P	N/A	N/A	N/A	N/A	N/A
Exchange-Traded Notes	NP	N/A	N/A	NP	N/A	N/A
Foreign Securities	P	P	P	NP	N/A	N/A
Government-Sponsored Enterprises	NP	N/A	N/A	N/A	N/A	P
Growth Stocks	N/A	N/A	N/A	N/A	N/A	N/A
Hedging	P	P	N/A	N/A	N/A	N/A
Infrastructure-Related Investment	N/A	P	N/A	N/A	N/A	N/A
Liquidity Risk	NP	N/A	P	NP	P	P
Lower-Rated Debt Securities	P	N/A	P	N/A	P	P
Mortgage-Related and Other Asset-Backed Securities	NP	N/A	NP	N/A	N/A	P
Multi-Manager	N/A	N/A	NP	NP	N/A	NP
Municipal Bonds	N/A	N/A	N/A	N/A	N/A	N/A
No Operating History	P	N/A	N/A	N/A	N/A	N/A
Non-Diversification	P	P	N/A	N/A	N/A	N/A
Overseas Exchanges	NP	P	N/A	N/A	N/A	N/A
Portfolio Turnover	P	N/A	NP	NP	P	NP
Real Estate Securities and REITs	NP	N/A	N/A	N/A	N/A	N/A
Repurchase Agreements	NP	N/A	N/A	N/A	N/A	N/A
Restricted and Illiquid Securities	NP	P	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	N/A	P	P	N/A	P
Short Sales	P	N/A	N/A	N/A	N/A	N/A
Small and Medium Capitalization Stocks	N/A	N/A	NP	N/A	N/A	N/A
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	N/A	P	P	P	P
Tax Reform	N/A	N/A	N/A	N/A	N/A	N/A
Value Stocks	NP	N/A	NP	NP	N/A	N/A

RISKS:	FORWARD INCOME BUILDER FUND(1)	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL REAL ESTATE FUND(3)	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD INVESTMENT GRADE FIXED- INCOME FUND	FORWARD LARGE CAP DIVIDEND FUND
Allocation	P	N/A	N/A	N/A	N/A	N/A
Borrowing	P	NP	P	NP	N/A	NP
Cash and Cash Equivalents	N/A	NP	NP	P	NP	NP
Commodity Sector	N/A	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	N/A	P	N/A	N/A	N/A
Currency Transactions	P	P	P	P	N/A	NP
Debt Securities	P	NP	P	NP	P	NP
Depositary Receipts	P	P	N/A	NP	N/A	NP
Derivatives	P	P	N/A	P	P	P
Emerging Market and Frontier Market Securities	P	P	P	P	NP	N/A
Equity Securities	P	P	P	P	N/A	P

112

Discussion of Principal and Non-Principal Risks

RISKS:	FORWARD INCOME BUILDER FUND(1)	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL REAL ESTATE FUND(3)	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD INVESTMENT GRADE FIXED- INCOME FUND	FORWARD LARGE CAP DIVIDEND FUND
Exchange-Traded Funds	P	NP	NP	P	N/A	NP
Exchange-Traded Notes	N/A	NP	NP	NP	N/A	NP
Foreign Securities	P	P	P	P	NP	NP
Government-Sponsored Enterprises	P	NP	NP	N/A	P	NP
Growth Stocks	N/A	NP	NP	NP	N/A	NP
Hedging	P	NP	P	NP	N/A	NP
Infrastructure-Related Investment	P	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	P	NP	NP	N/A	P	NP
Lower-Rated Debt Securities	P	NP	NP	N/A	NP	NP
Mortgage-Related and Other Asset-Backed Securities	P	N/A	NP	N/A	P	NP
Multi-Manager	NP	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	P	N/A	N/A	N/A	N/A	NP
No Operating History	N/A	N/A	N/A	N/A	N/A	N/A
Non-Diversification	N/A	N/A	P	N/A	N/A	N/A
Overseas Exchanges	P	P	P	P	N/A	N/A
Portfolio Turnover	NP	NP	P	P	P	NP
Real Estate Securities and REITs	P	NP	P	NP	N/A	NP
Repurchase Agreements	P	NP	NP	NP	N/A	NP
Restricted and Illiquid Securities	P	NP	P	NP	NP	NP
Securities Issued by Other Investment Companies	P	NP	NP	P	N/A	NP
Short Sales	P	NP	NP	NP	N/A	NP
Small and Medium Capitalization Stocks	N/A	NP	NP	P	N/A	NP
Subsidiary	N/A	N/A	N/A	N/A	N/A	N/A
Tax	P	NP	N/A	P	P	NP
Tax Reform	P	N/A	N/A	N/A	N/A	NP
Value Stocks	NP	NP	NP	NP	N/A	NP

RISKS:	FORWARD MANAGED FUTURES STRATEGY FUND	FORWARD REAL ESTATE FUND(3)	FORWARD REAL ESTATE LONG/SHORT FUND(3)	FORWARD SELECT EM DIVIDEND FUND	FORWARD SELECT INCOME FUND(3)	FORWARD SMALL CAP EQUITY FUND
Allocation	N/A	N/A	N/A	N/A	N/A	N/A
Borrowing	N/A	NP	P	P	P	NP
Cash and Cash Equivalents	P	NP	NP	N/A	NP	NP
Commodity Sector	P	N/A	N/A	N/A	N/A	N/A
Concentration	N/A	P	P	N/A	P	N/A
Currency Transactions	P	N/A	P	P	N/A	NP
Debt Securities	P	P	P	NP	P	N/A
Depositary Receipts	N/A	N/A	NP	P	N/A	NP
Derivatives	P	NP	NP	P	NP	P
Emerging Market and Frontier Market Securities	N/A	N/A	P	P	N/A	NP
Equity Securities	P	P	P	P	P	P
Exchange-Traded Funds	P	NP	NP	NP	NP	P
Exchange-Traded Notes	N/A	NP	NP	NP	NP	NP
Foreign Securities	NP	N/A	P	P	N/A	P
Government-Sponsored Enterprises	P	NP	NP	N/A	NP	N/A

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Discussion of Principal and Non-Principal Risks

RISKS:	FORWARD MANAGED FUTURES STRATEGY FUND	FORWARD REAL ESTATE FUND(3)	FORWARD REAL ESTATE LONG/SHORT FUND(3)	FORWARD SELECT EM DIVIDEND FUND	FORWARD SELECT INCOME FUND(3)	FORWARD SMALL CAP EQUITY FUND
Growth Stocks	N/A	NP	NP	N/A	NP	NP
Hedging	N/A	NP	P	P	P	N/A
Infrastructure-Related Investment	N/A	N/A	N/A	N/A	N/A	N/A
Liquidity Risk	P	NP	NP	NP	NP	NP
Lower-Rated Debt Securities	N/A	NP	NP	N/A	NP	N/A
Mortgage-Related and Other Asset-Backed Securities	P	NP	NP	N/A	NP	N/A
Multi-Manager	N/A	N/A	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	NP	NP	N/A	NP	N/A
No Operating History	P	N/A	N/A	N/A	N/A	N/A
Non-Diversification	P	P	P	N/A	P	N/A
Overseas Exchanges	N/A	N/A	P	P	N/A	NP
Portfolio Turnover	P	NP	P	P	P	P
Real Estate Securities and REITs	N/A	P	P	NP	P	NP
Repurchase Agreements	P	NP	NP	N/A	NP	NP
Restricted and Illiquid Securities	P	NP	P	NP	P	NP
Securities Issued by Other Investment Companies	P	NP	NP	NP	NP	P
Short Sales	N/A	NP	P	P	NP	NP
Small and Medium Capitalization Stocks	N/A	NP	NP	NP	NP	P
Subsidiary	P	N/A	N/A	N/A	N/A	N/A
Tax	P	NP	NP	P	NP	NP
Tax Reform	N/A	NP	NP	N/A	NP	N/A
Value Stocks	N/A	NP	NP	N/A	NP	NP

RISKS:			FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Allocation			P	N/A	N/A	N/A
Borrowing			N/A	P	P	N/A
Cash and Cash Equivalents			P	P	P	N/A
Commodity Sector			P	N/A	N/A	N/A
Concentration			NP	N/A	N/A	N/A
Currency Transactions			N/A	NP	NP	N/A
Debt Securities			NP	P	P	P
Depositary Receipts			N/A	NP	NP	N/A
Derivatives			P	P	P	N/A
Emerging Market and Frontier Market Securities			P	P	P	N/A
Equity Securities			P	P	P	N/A
Exchange-Traded Funds			P	P	P	N/A
Exchange-Traded Notes			P	NP	NP	N/A
Foreign Securities			P	P	P	N/A
Government-Sponsored Enterprises			P	NP	NP	P
Growth Stocks			N/A	NP	NP	N/A
Hedging			N/A	P	P	N/A
Infrastructure-Related Investment			N/A	N/A	N/A	N/A
Liquidity Risk			P	NP	NP	N/A
Lower-Rated Debt Securities			NP	N/A	NP	N/A

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Discussion of Principal and Non-Principal Risks

RISKS:	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND	FORWARD U.S. GOVERNMENT MONEY FUND
Mortgage-Related and Other Asset-Backed Securities	NP	N/A	NP	NP
Multi-Manager	N/A	N/A	N/A	N/A
Municipal Bonds	N/A	N/A	NP	N/A
No Operating History	N/A	N/A	N/A	N/A
Non-Diversification	P	N/A	N/A	N/A
Overseas Exchanges	N/A	NP	NP	N/A
Portfolio Turnover	NP	P	P	N/A
Real Estate Securities and REITs	P	N/A	NP	N/A
Repurchase Agreements	N/A	NP	NP	P
Restricted and Illiquid Securities	N/A	N/A	N/A	N/A
Securities Issued by Other Investment Companies	P	NP	NP	N/A
Short Sales	N/A	P	P	N/A
Small and Medium Capitalization Stocks	NP	NP	NP	N/A
Subsidiary	N/A	N/A	N/A	N/A
Tax	P	P	P	N/A
Tax Reform	N/A	N/A	NP	N/A
Value Stocks	NP	NP	NP	N/A

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

(1)	The Fund is a “fund of funds” that primarily invests in a combination of Underlying Funds. With the exception of “Allocation” risk and “Securities Issued by Other Investment Companies” risk which are direct principal risks of the Fund, any risks set forth in the chart above with respect to the Fund are risks of the Underlying Funds, which in the aggregate also constitute risks of the Fund by virtue of its investment in the Underlying Funds.
(2)	The Fund concentrates its investments in the infrastructure industry. For more information regarding the risks associated with a concentration in the infrastructure industry, see “Infrastructure-Related Investment” below.
(3)	The Fund concentrates its investments in the real estate industry. For more information regarding the risks associated with a concentration in the real estate industry, see “Real Estate Securities and REITs” below.

Allocation

A Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. With respect to an Allocation Fund, which primarily invests in underlying Forward Funds, the Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds. Forward Management may make less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. A Fund might lose money as a result of these allocation decisions.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund. Successful use of borrowing depends on the ability of Forward Management and/or a Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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Discussion of Principal and Non-Principal Risks

Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Commodity Sector

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk

Certain Funds may concentrate their investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact such Funds. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a mutual fund that does not concentrate its investments.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or a Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

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Discussion of Principal and Non-Principal Risks

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or a Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or a sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or a Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If Forward Management and/or a Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

A Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;

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Discussion of Principal and Non-Principal Risks

•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Exchange-Traded Funds (“ETFs”)

A Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of a Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, a Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in a Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on a Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, a Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;

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Discussion of Principal and Non-Principal Risks

•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share Forward Management’s and/or a Fund’s sub-advisor’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indices.

Hedging

A Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause a Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or a Fund’s sub-advisor does not expect or if a Fund cannot close out its position in a hedging instrument.

Infrastructure-Related Investment

A Fund that concentrates its investments in infrastructure-related entities has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies, and accounting standards.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

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Discussion of Principal and Non-Principal Risks

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or a Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that a Fund will invest at least 50% of its assets in tax-exempt municipal bonds. A Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in a Fund, they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if a Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax-exempt. Subject to certain requirements, a Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax-exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

No Operating History

A newly organized Fund that has not operated for a full fiscal year has no prior operating history by which an investor can evaluate performance.

Non-Diversification

A Fund that is non-diversified is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, a Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

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Overseas Exchanges

A Fund may engage in transactions on a number of overseas stock exchanges. Market practices relating to clearance and settlement of securities transactions and custody of assets can potentially pose an increased risk to a Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result, affect the calculation of a Fund’s net asset value per share).

A Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller, and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. A Fund’s portfolio turnover rate will vary from year to year.

The calculation of a Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent a Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Real Estate Securities and REITs

A Fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities.

Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which Forward Management and/or a Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition.

Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

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Short Sales

A Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a Fund. When a Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by a Fund. A Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further a Fund’s investment objective, under certain market conditions they can increase the volatility of a Fund and may lower a Fund’s return or result in losses, which potentially may be unlimited. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

Subsidiaries (Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund)

The Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, through their investments in the respective Subsidiaries, will be indirectly exposed to the risks associated with the respective Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiaries are generally similar to those that are permitted to be held by the Funds and will be subject to the same risks applicable to similar investments held directly by the Funds. There can be no assurance that the investment objective of each Subsidiary will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in this prospectus and the SAI and could adversely affect the Funds.

Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As a Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of a Fund’s portfolio, and such a failure could also result in additional taxable income to a Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax-exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by a Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or a Fund’s performance.

Value Stocks

Although a Fund may invest in securities that Forward Management and/or a Fund’s sub-advisor believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

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Management of the Funds

INVESTMENT ADVISOR/PORTFOLIO MANAGERS

Forward Management serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 101 California Street, 16th Floor, San Francisco, California 94111. As of December 31, 2011, Forward Management had approximately $5.14 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies, and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Floating NAV Short Duration Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisors.

The Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios from 1997 to June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 2009. Mr. McGowan has primary responsibility for the day-to-day management of the Forward International Real Estate Fund. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios from 2007 to June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF since 1995 as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios from 2007 to June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse holds an MS in Business Administration. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco.

Ian Goltra. Mr. Goltra joined Forward Management as a Senior Analyst on June 2009 and has been a portfolio manager for Forward Management since March 2010. Since May 2010, Mr. Goltra has primary responsibility for the day-to-day management of the Forward Real Estate Long/Short Fund and co-primary responsibility for the day-to-day management of the Forward Real Estate Fund. From May 1998 to June 2009, Mr. Goltra was Senior Analyst and Senior Vice President of Kensington Investment Group, Inc., and he became a Senior Vice President of Kensington in 2004, focusing on the public real estate sector. From 1993 to 1998, Mr. Goltra was Senior Financial Analyst and Western Americas Vice President at Textainer Equipment Management. From 1991 to 1993, Mr. Goltra was Senior Financial Analyst for Meridian Point Properties, and from 1987 to 1990, he was an Analyst at Liquidity Fund Investment Corporation.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

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The Forward Focus Fund, Forward International Dividend Fund, Forward Large Cap Dividend Fund, and Forward Select EM Dividend Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has primary responsibility for the day-to-day management of the Forward International Dividend Fund, Forward Large Cap Dividend Fund, and Forward Select EM Dividend Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. Mr. Coleman has primary responsibility for the day-to-day management of the Forward Focus Fund. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From September 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 to 2003, he was an Analyst with Putnam Lovell Securities, and from 1992 to 1994, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Strategic Alternatives Funds and co-primary responsibility for the day-to-day management of the Forward Frontier Strategy Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as a Portfolio Manager. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Strategy Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003.

Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997.

David Janec. Mr. Janec has been with Forward since September 2008 as Investment Specialist. Mr. Janec has primary responsibility in the areas of trading, valuation and risk management of the Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund. Prior to joining Forward Mr. Janec was with Accessor Capital Management from April 2007 as an Operations Analyst, from April 2008 as a Junior Investment Analyst, and from March 2009 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Janec was an Operations Associate at E*Trade from 2005 to 2006 and an Operations Associate at BrownCo from 2004 to 2005.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles

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for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Allocation Funds and Forward U.S. Government Money Fund are team managed and all investment decisions are made jointly by the team. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as a Portfolio Manager. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, and Forward Managed Futures Strategy Fund are team managed and all investment decisions are made jointly by the team. The team is also primarily responsible for the day-to-day operation of the Forward Commodity Long/Short Strategy Fund’s Subsidiary and the Forward Managed Futures Strategy Fund’s Subsidiary. The members of the team are:

Nathan J. Rowader. Mr. Rowader has been with Forward Management since September 2008 as Director of Investments. Mr. Rowader has primary responsibility for the day-to-day management of the Forward Commodity Long/Short Strategy Fund and its Subsidiary, Forward Managed Futures Strategy Fund and its Subsidiary, Forward CorePlus Fund, and Forward Extended MarketPlus Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader holds an MBA.

Paul Herber, CFA. Mr. Herber has been with Forward Management since September 2008 as a Portfolio Manager. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003.

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

David Janec. Mr. Janec has been with Forward since September 2008 as Investment Specialist. Mr. Janec has primary responsibility in the areas of trading, valuation and risk management of the Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, and Forward Managed Futures Strategy Fund. Prior to joining Forward Mr. Janec was with Accessor Capital Management from April 2007 as an Operations Analyst, from April 2008 as a Junior Investment Analyst, and from March 2009 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Janec was an Operations Associate at E*Trade from 2005 to 2006 and an Operations Associate at BrownCo from 2004 to 2005.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and

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from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections, and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. Mr. O’Donnell has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

The Forward Endurance Long/Short Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman has primary responsibility for the day to day management of the Forward Endurance Long/Short Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1992); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The Forward Floating NAV Short Duration Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend, and International Dividend strategies and has held this position since August 2008. Mr. Ruff has co-primary responsibility for the day-to-day management of the Forward Floating NAV Short Duration Fund. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst.

Paul Broughton. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward Floating NAV Short Duration Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst.

Jim O’Donnell, CFA. Mr. O’Donnell is Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Funds.

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During the most recent fiscal year ended December 31, 2011, each Fund that has been in operation for a full fiscal year paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor and/or the Fund’s sub-advisor (as applicable). Daily investment decisions are made by the respective sub-advisor(s) for each Fund (as applicable), whose investment experience is described below under the heading “Sub-Advisors/Portfolio Managers.”

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Aggressive Growth Allocation Fund	0.00%	0.00%	N/A
Forward Balanced Allocation Fund	0.00%	0.00%	N/A
Forward Commodity Long/Short Strategy Fund(1)	0.97%	0.97%	N/A
Forward CorePlus Fund(2)	0.44%	0.44%	N/A
Forward Credit Analysis Long/Short Fund(3)	1.35%	1.35%	N/A
Forward EM Corporate Debt Fund(3)	0.20%	0.20%	N/A
Forward Emerging Markets Fund(3)	0.88%	0.88%	N/A
Forward Endurance Long/Short Fund(4)	N/A	N/A	N/A
Forward Extended MarketPlus Fund	0.60%	0.60%	N/A
Forward Floating NAV Short Duration Fund(4)	N/A	N/A	N/A
Forward Focus Fund	0.32%	0.32%	N/A
Forward Frontier Strategy Fund	0.85%	0.85%	N/A
Forward Global Credit Long/Short Fund(3)(4)	N/A	N/A	N/A
Forward Global Infrastructure Fund	0.90%	0.90%	N/A
Forward Growth & Income Allocation Fund	0.00%	0.00%	N/A
Forward Growth Allocation Fund	0.00%	0.00%	N/A
Forward High Yield Bond Fund(5)(6)	0.54%	0.29%	0.25%
Forward Income & Growth Allocation Fund	0.00%	0.00%	N/A
Forward Income Builder Fund	0.00%	0.00%	N/A
Forward International Dividend Fund	0.00%	0.00%	N/A
Forward International Real Estate Fund	0.66%	0.66%	N/A
Forward International Small Companies Fund(3)	1.00%	1.00%	N/A
Forward Investment Grade Fixed-Income Fund(5)(7)	0.52%	0.27%	0.25%
Forward Large Cap Dividend Fund	0.41%	0.41%	N/A
Forward Managed Futures Strategy Fund(1)(4)	N/A	N/A	N/A
Forward Real Estate Fund	0.82%	0.82%	N/A
Forward Real Estate Long/Short Fund	1.00%	1.00%	N/A
Forward Select EM Dividend Fund(4)	N/A	N/A	N/A
Forward Select Income Fund	1.00%	1.00%	N/A
Forward Small Cap Equity Fund(8)	0.62%	0.62%	N/A
Forward Strategic Alternatives Fund	0.70%	0.70%	N/A
Forward Tactical Enhanced Fund(9)	1.71%	1.71%	N/A
Forward Tactical Growth Fund(10)	1.22%	1.22%	N/A
Forward U.S. Government Money Fund(11)	0.04%	0.04%	N/A

(1)	The Subsidiary has entered into a separate advisory agreement with Forward Management for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

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(2)	Effective as of January 20, 2011, the Forward Large Cap Value Fund was reorganized into the Forward Large Cap Growth Fund, the name of the Forward Large Cap Growth Fund was changed to the Forward CorePlus Fund, and Forward Management assumed all responsibilities with respect to directing the investments of the Forward CorePlus Fund. Effective as of January 20, 2011, the Forward CorePlus Fund no longer pays a fee to a sub-advisor and pays an annual advisory fee of 0.45% (as a percentage of daily net assets) to Forward Management.
(3)	The Fund pays advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee, as applicable.
(4)	As of December 31, 2011, the Fund had not commenced operations or had not been in operation for a full fiscal year. The contractual management fee payable to Forward Management is 1.50%, 0.35%, 1.50%, 1.00%, and 1.10% for the Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, Forward Global Credit Long/Short Fund, Forward Managed Futures Strategy Fund and Forward Select EM Dividend Fund, respectively.
(5)	The Fund directly pays each sub-advisor a sub-advisory fee, as applicable.
(6)	Effective as of May 1, 2011, the management fee paid to Forward Management was reduced from 0.36% to 0.25%.
(7)	Effective as of May 1, 2011, the management fee paid to Forward Management was reduced from 0.33% to 0.25%.
(8)	Effective as of February 1, 2011, Forward Management assumed all responsibilities with respect to directing the investments of the Forward Small Cap Equity Fund. Effective as of February 1, 2011, the annual advisory fee (as a percentage of daily net assets) paid to Forward Management was reduced from 1.05% to 0.85%.
(9)	Effective as of October 1, 2011, the management fee paid to Forward Management was reduced from 2.15% to 1.75%.
(10)	Effective as of October 1, 2011, the management fee paid to Forward Management was reduced from 1.25% to 1.15%.
(11)	Effective as of April 4, 2011, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain to the Forward U.S. Government Money Fund’s (or class thereof, as applicable) current yield at or above 0.01%. Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Funds is available in the Forward Funds’ annual reports for the most recent fiscal year ended December 31, 2011 or will be available in the Forward Funds’ semi-annual reports for the period ending June 30, 2012.

SUB-ADVISORS/PORTFOLIO MANAGERS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objectives, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Credit Analysis Long/Short Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Forward Credit Analysis Long/Short Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830. As of December 31, 2011, Cedar Ridge had assets under management of $325.8 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996 to 2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986 to 1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an MBA (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an MBA (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis.

•	Forward EM Corporate Debt Fund and Forward Global Credit Long/Short Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward EM Corporate Debt Fund and Forward Global Credit Long/Short Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2011, SW had $223.25 million in assets under management and advisement.

The Forward EM Corporate Debt Fund and Forward Global Credit Long/Short Fund are team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania. Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position

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since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. As of December 31, 2011, PAM had approximately $121.6 billion of assets under management, and Pictet & Cie had approximately $267 billion of assets under management and administration for institutional and private clients.

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The team members are:

Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities. Mr. Jarvis joined PAM in September 2006, and specializes in the European, the Middle Eastern, African and Latin American markets. Before joining PAM, he began his investment career in 1993 as a Fund Manager with INVESCO Asset Management where he managed Global Emerging Markets, Latin American and Eastern European portfolios. Mr. Jarvis holds a BA (Hons) in Mathematics from Oxford University and is a Chartered Financial Analyst charterholder.

Klaus Bockstaller, Co-Head, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe).

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997 through 2001, he was a Senior Investment Manager with the European Equities Team. Before joining PAM, Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals.

Avo Ora, Senior Investment Manager, Global Emerging Market Equities. Mr. Ora joined PAM in April 2011, and focuses on Asia ex Japan. Before joining PAM, he was a Senior Vice President with Putnam, with responsibility for Asia Pacific ex Japan strategies (2003-2011), and began his career at Putnam as an Analyst (1998-2003). Mr. Ora holds a Masters in International Affairs from the Columbia School of International Public Affairs.

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager – Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI.

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics.

•	Forward High Yield Bond Fund

Forward Management has engaged the services of First Western Capital Management Company (“First Western”) to act as sub-advisor to the Forward High Yield Bond Fund. First Western is located at 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067. First Western acquired the investment advisory business of Financial Management

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Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.26 billion of assets under management as of December 31, 2011, and First Western Financial, Inc. has approximately $4.27 billion of assets under management as of December 31, 2011.

Steven S. Michaels is responsible for the day-to-day management of the Fund. Mr. Michaels is Managing Director and Portfolio Manager at First Western, and has 23 years of industry experience.He has been a member of the professional investment staff at First Western, and previously FMA, for over 20 years. Mr. Michaels’ responsibility over the last 16 years include high yield fixed income portfolio management and overseeing the firm’s credit research. In addition, he serves on the Board of Directors of First Western and as a member of the Investment Policy Committee of its affiliate First Western Investment Management.

•	Forward Investment Grade Fixed-Income Fund

Forward Management has engaged the services of Pacific Investment Management Company LLC (“PIMCO”) to act as sub-advisor for the Forward Investment Grade Fixed-Income Fund. PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660. PIMCO has managed the Fund since May 19, 2008. PIMCO has approximately $1.36 trillion in assets under management as of December 31, 2011.

Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Fund. Mr. Dialynas is a managing director, portfolio manager, and a member of PIMCO’s Investment Committee. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of the Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has over thirty years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

•	Forward Tactical Enhanced Fund and Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of December 31, 2011, Broadmark had assets under management of approximately $1.9 billion.

The portfolio manager of the Forward Tactical Enhanced Fund and Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and has been Chief Investment Officer of Broadmark since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

PERFORMANCE OF A SUBSTANTIALLY SIMILAR ACCOUNT TO THE FORWARD TACTICAL GROWTH FUND MANAGED BY BROADMARK

Performance of a comparable account shows you how a substantially similar account managed by Broadmark, sub-advisor to the Forward Tactical Growth Fund, has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by Broadmark and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

The chart below does not show you the performance of the Forward Tactical Growth Fund – it shows the performance of a similar account previously managed by Broadmark.

The chart shows the historical performance of a U.S. unregistered fund previously managed by Broadmark (the “Comparable Account”). The Comparable Account, which is no longer operational, had an investment objective, policies, and strategies that were substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark did not have discretionary investment management authority during the applicable time period over any other account or investment company that has a similar investment objective and strategy as the Forward Tactical Growth Fund.

The performance shows the historical track record of Broadmark and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account was not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Forward Tactical Growth Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

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Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

YEAR/PERIOD	COMPARABLE ACCOUNT	S&P 500 INDEX(1)
2009(2)	22.43%	19.26%
2008(3)	1.76%	–37.00%
2007(3)	6.65%	5.49%
2006(3)	9.94%	15.79%
2005(3)	0.59%	4.91%
2004(4)	5.24%	10.86%
1 year(5)	26.05%	–6.91%
3 years(6)	12.66%	–5.43%
Since Inception(7)	8.95%	1.21%

(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through September 30, 2009.
(3)	Calendar year ending December 31.
(4)	Broadmark began managing the Comparable Account on October 1, 2004. Performance is calculated from October 1, 2004 through December 31, 2004.
(5)	October 1, 2008 through September 30, 2009.
(6)	October 1, 2006 through September 30, 2009.
(7)	October 1, 2004 through September 30, 2009.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for each of the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV per share of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the same Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets, and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

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Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

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HOW TO BUY SHARES

You can open an account and make an initial purchase of Investor Class or Institutional Class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ Distributor. The Funds or certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

To open an account and make an initial purchase directly with the Funds, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardinvesting.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through your financial intermediary or directly from the Funds. To purchase shares directly by mail, send your instruction and a check to the Funds at P.O. Box 1345, Denver, CO 80201.

For certain of the Funds, you also can make subsequent purchases of Investor Class or Institutional Class shares of a Fund through the Internet. To do so, you must be an existing shareholder of a Fund and your account must be bank ACH active. You may not initially open an account with the Funds via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardinvesting.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 pm ET.

For the Forward U.S. Government Money Fund, if the Transfer Agent receives a purchase order for shares of the Forward U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via Federal Funds wire before 3:00 pm, Eastern Time, on the same day, the investor will be entitled to receive that day’s dividend. For all Funds, if a purchase order is not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 pm Eastern Time, on the business day following the purchase request.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives a purchase request in good order for shares of the Fund, the investor will be entitled to begin earning income dividends on the settlement date of the transaction which is typically trade date, plus one to three business days following the date of the purchase request. Additionally, the Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

As described in “Pricing of Fund Shares” below, when you purchase shares you will pay the NAV that is next calculated after we receive your order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer.

You also can open an account and make an initial purchase of Investor Class or Institutional Class shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Funds’ Distributor.

There are no initial sales loads for Investor Class or Institutional Class shares of the Funds. Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Investor Class or Institutional Class shares of a Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Additional Information Regarding Purchases of the Forward Select Income Fund

Except as noted below, the Forward Select Income Fund is currently closed to new investors. As of March 30, 2012, the Forward Select Income Fund is available for purchase only by:

•	Existing shareholders who may add to their existing accounts through the purchase of additional shares or the reinvestment of dividends or capital gain distributions;
•	Certain investment advisors who have client assets invested in the Fund; and
•	Certain employee benefit and retirement plans (including 401(k) and other types of defined contribution plans) that offer the Fund as an investment option.

The Fund closing does not restrict you from redeeming shares of the Fund. However, if you redeem all Fund shares in your account, you may not be permitted to purchase additional shares. Transferring ownership to another party or changing an account registration may restrict your ability to purchase additional shares.

The Fund reserves the right, when in the judgment of Forward Management it is not adverse to the Fund’s interest, to permit certain types of investors to open new accounts in the Fund, to impose further restrictions, to close the Fund to any additional investments, or to resume sales of the Fund to new investors in the future, all without prior notice.

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SHARE CLASSES

Share Classes Offered by each Forward Fund*

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Aggressive Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Balanced Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Commodity Long/Short Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward CorePlus Fund	Yes	Yes	No	No	No	No	Yes
Forward Credit Analysis Long/Short Strategy Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward EM Corporate Debt Fund	Yes	Yes	No	No	Yes	No	No
Forward Emerging Markets Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Endurance Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Extended MarketPlus Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Floating NAV Short Duration Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Focus Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Frontier Strategy Fund	Yes	Yes	No	No	No	Yes	Yes
Forward Global Credit Long/Short Fund	Yes	Yes	No	No	Yes	Yes	No
Forward Global Infrastructure Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Growth & Income Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward High Yield Bond Fund	Yes	Yes	No	No	Yes	No	Yes
Forward Income & Growth Allocation Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Income Builder Fund	Yes	Yes	Yes	No	Yes	No	No
Forward International Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Real Estate Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward International Small Companies Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Investment Grade Fixed-Income Fund	Yes	Yes	No	No	No	No	Yes
Forward Large Cap Dividend Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Managed Futures Strategy Fund	Yes	Yes	No	No	Yes	Yes	Yes
Forward Real Estate Fund	Yes	Yes	Yes	No	Yes	No	No
Forward Real Estate Long/Short Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Select EM Dividend Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Select Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	No
Forward Small Cap Equity Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Strategic Alternatives Fund	Yes	Yes	No	No	No	No	Yes
Forward Tactical Enhanced Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward Tactical Growth Fund	Yes	Yes	Yes	No	Yes	Yes	No
Forward U.S. Government Money Fund	Yes	Yes	Yes	No	Yes	No	Yes

*	Not all Funds or Fund share classes listed herein are made available pursuant to this prospectus. Not all Funds or Fund share classes are available in every state.

When you purchase shares of a Fund, you must choose a share class. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Funds contained in this prospectus also offer additional classes of shares pursuant to separate prospectuses. Information on such other share classes can be requested by calling (800) 999-6809.

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Factors you should consider in choosing a class of shares include:

•	How long you expect to own the shares

•	How much you intend to invest

•	Total expenses associated with owning shares of each class

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Investor Class Shares

•	$2,000 for accounts enrolled in eDelivery

•	$2,000 for Coverdell Education Savings accounts

•	$500 for Automatic Investment Plan accounts

•	$4,000 for all other accounts

Minimum Initial Investment Amount for Institutional Class Shares

•	$100,000 per Fund

Subsequent investments in Investor Class Shares must be $100 or more. There is no subsequent investment minimum for Institutional Class shares. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Investor Class Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

EXCHANGE PRIVILEGE

Exchanges of Institutional or Investor Class Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class or Investor Class shares of any Fund for the same class shares of any other Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available. There are generally no fees for exchanges, but an exchange of shares between Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus for any other Fund into which they are considering exchanging.

Exchanges of Institutional or Investor Class Shares for a Different Class within the Same Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of a Fund for another class within the same Fund. You may exchange your Institutional Class shares for Investor Class shares of the same Fund. You may exchange your Investor Class shares for Institutional Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

Exchanges of Institutional Class or Investor Class Shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund

Subject to such limitations as may be imposed by the Trust, you may also exchange your Institutional Class and Investor Class shares of the Forward U.S. Government Money Fund for Class Z shares of the Forward U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the prospectus for Class Z shares of the Forward U.S. Government Money Fund into which they are considering exchanging.

General Information about Exchanges

Shares of one Fund or a class thereof may be exchanged for shares of another Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or class. Your exchange request must be received in good order by the Transfer

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Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s),allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Funds or all Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

Each of the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund may invest up to 25% of its total assets in shares of its Subsidiary. Each Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of each Subsidiary fluctuates with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name

•	Date of birth (for individuals)

•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)

•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardinvesting.com. The minimum initial investment (excluding Institutional Class shares) for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardinvesting.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Funds will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $500 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $500 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Funds’ Distributor, Forward Funds, or their agent. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 pm ET.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Forward U.S. Government Money Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Forward U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day.

For the Forward Floating NAV Short Duration Fund, if the Transfer Agent receives the redemption request in good order, the investor will receive all dividends accrued through the date prior to settlement date of the transaction which is typically one to three business days following the date shares are redeemed.

Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment and signature of authorized signer. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm

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that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to 10 days. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be

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delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 10 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted distribution plans under Rule 12b-1 (each a “Plan” and collectively, the “Plans”) for Investor Class shares of the Funds that allows each Fund to pay for the sale and distribution of its shares. A Fund may make payments under a Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under a Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative and/or shareholder services for Fund shareholders.

Under the Plans, a Fund may pay one or more persons or entities a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Investor Class shares of a Fund.

Payments available under the Plans may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to each Fund’s Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges. Shareholders owning Institutional Class shares of a Fund will not be subject to a Plan or any 12b-1 fees.

Each of the Plans recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

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Shareholder Services Plans

Forward Funds has adopted shareholder services plans (each a “Shareholder Services Plan” and collectively, the “Shareholder Services Plans”) with respect to Investor Class and Institutional Class shares of certain Funds. Under the Shareholder Services Plans, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and are not to exceed the following annual rates:

	ANNUAL RATE (EXPRESSED AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO THE NOTED CLASS OF SHARES)
FUND NAME	INVESTOR CLASS	INSTITUTIONAL CLASS
Forward Aggressive Growth Allocation Fund	0.25%	None
Forward Balanced Allocation Fund	0.25%	None
Forward Commodity Long/Short Strategy Fund	0.25%	0.10%
Forward CorePlus Fund	0.25%	0.10%
Forward Credit Analysis Long/Short Fund	0.15%	0.05%
Forward EM Corporate Debt Fund	0.15%	0.05%
Forward Emerging Markets Fund	0.15%	0.05%
Forward Endurance Long/Short Fund	0.15%	0.05%
Forward Extended MarketPlus Fund	0.25%	0.10%
Forward Floating NAV Short Duration Fund	0.15%	0.05%
Forward Focus Fund	0.15%	0.05%
Forward Frontier Strategy Fund	0.15%	0.10%
Forward Global Credit Long/Short Fund	0.15%	0.05%
Forward Global Infrastructure Fund	0.15%	0.05%
Forward Growth & Income Allocation Fund	0.25%	None
Forward Growth Allocation Fund	0.25%	None
Forward High Yield Bond Fund	0.25%	0.10%
Forward Income & Growth Allocation Fund	0.25%	None
Forward Income Builder Fund	0.25%	None
Forward International Dividend Fund	0.15%	0.05%
Forward International Real Estate Fund	0.15%	0.05%
Forward International Small Companies Fund	0.15%	0.05%
Forward Investment Grade Fixed-Income Fund	0.25%	0.10%
Forward Large Cap Dividend Fund	0.15%	0.05%
Forward Managed Futures Strategy Fund	0.15%	0.05%
Forward Real Estate Fund	0.15%	0.05%
Forward Real Estate Long/Short Fund	0.15%	0.05%
Forward Select EM Dividend Fund	0.15%	0.05%
Forward Select Income Fund	0.15%	0.05%
Forward Small Cap Equity Fund	0.15%	0.05%
Forward Strategic Alternatives Fund	0.15%	0.10%
Forward Tactical Enhanced Fund	0.15%	0.05%
Forward Tactical Growth Fund	0.15%	0.05%
Forward U.S. Government Money Fund	0.25%	None

Payments available under the Shareholder Services Plans may exceed amounts received by third party service providers for the provision of shareholder services.

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Because these shareholder services fees are paid out of assets attributable to each Fund’s Investor Class and Institutional Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

With respect to the Forward U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees temporarily eliminated shareholder services fees payable under the Shareholder Services Plan for Investor Class shares of the Fund in order to enhance the yield of the Fund. The Board’s actions have resulted in a corresponding temporary elimination of payments of shareholder services fees to third party service providers for the provision of shareholder services to shareholders of Investor Class shares of the Fund. The Board of Trustees may revise or reinstate the payment of shareholder services fees for Investor Class shares of the Fund at any time without notice.

Administrative Plan—Forward U.S. Government Money Fund

The Forward U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares currently offered by the Forward U.S. Government Money Fund (except for Class Z shares). Pursuant to the Administrative Plan, the Forward U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Forward U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the Forward U.S. Government Money Fund; provided, however, that the Forward U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Investor Class or Institutional Class shares that will be allocated under the Fund’s Rule 12b-1 distribution plan or Shareholder Services Plan.

Forward Management has contractually agreed to waive the fees payable under the Administrative Plan for shares of the Forward U.S. Government Money Fund through April 30, 2013. Pursuant to the agreement, the Fund will reimburse Forward Management for fees waived, provided that any such reimbursement made by the Fund to Forward Management will not cause the Fund’s (or a class thereof) annualized yield to be less than 0.01%, and the reimbursement is made within three years after the fees were waived.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 1, 2012, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

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Dividends and Taxes

The following Forward Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available:

Forward Commodity Long/Short Strategy Fund	Forward Global Credit Long/Short Fund
Forward CorePlus Fund	Forward International Small Companies Fund
Forward Emerging Markets Fund	Forward Managed Futures Strategy Fund
Forward Endurance Long/Short Fund	Forward Small Cap Equity Fund
Forward Extended MarketPlus Fund	Forward Strategic Alternatives Fund
Forward Focus Fund	Forward Tactical Enhanced Fund
Forward Frontier Strategy Fund	Forward Tactical Growth Fund

The following Forward Funds expect to declare and pay income dividends semi-annually and capital gains distributions annually, if available:

Forward Global Infrastructure Fund
Forward International Real Estate Fund

The following Forward Funds expect to declare and pay income dividends quarterly and capital gain distributions annually, if available:

Forward Aggressive Growth Allocation Fund	Forward Growth Allocation Fund
Forward Credit Analysis Long/Short Fund	Forward Real Estate Fund
Forward EM Corporate Debt Fund	Forward Real Estate Long/Short Fund
Forward Growth & Income Allocation Fund	Forward Select Income Fund

The following Funds expect to declare and pay income dividends monthly and capital gains distributions annually, if available:

Forward Balanced Allocation Fund	Forward International Dividend Fund
Forward High Yield Bond Fund	Forward Investment Grade Fixed-Income Fund
Forward Income & Growth Allocation Fund	Forward Large Cap Dividend Fund
Forward Income Builder Fund	Forward Select EM Dividend Fund

The following Funds expect to declare daily and pay income dividends monthly and capital gains distributions annually, if available:

Forward Floating NAV Short Duration Fund
Forward U.S. Government Money Fund

Any annual capital gain distributions are of record and payable in December. A Fund will normally pay any distribution of capital gains on an annual basis in December. However, a Fund may determine that such distribution will instead be of record and payable at other times, and a Fund may also make additional distributions of capital gains during a year.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to report distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to report any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains generally will be includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund reports a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

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Dividends and Taxes

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2012) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. Certain Funds do not expect to distribute significant amounts of qualified dividend income. These rate reductions do not apply to corporate taxpayers. A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed that ordinary income tax rate applicable to the taxpayer. Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

The Funds are required to report to you and the Internal Revenue Service annually the cost basis information for sale transactions of shares purchased on or after January 1, 2012. You may elect to have one of several cost basis methods applied to your account when calculating the cost basis of shares sold, including average cost, first-in, first-out (FIFO), or another specific method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact the Funds at (800) 999-6809 or Forward Funds, P.O. Box 1345, Denver, CO 80201. If your account is held with a financial intermediary, contact your financial intermediary regarding the reporting of cost basis and available elections for your account. You should consult your tax advisor to determine the best cost basis method for your situation.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2012) of all taxable distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

As discussed in the relevant “Fund Summary” section above, certain Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

As discussed in the relevant “Fund Summary” section above, certain Funds receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund.

Federal Income Tax Information for the Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund

Each of Forward Commodity Long/Short Strategy Fund and Forward Managed Futures Strategy Fund must derive at least 90% of its gross income from certain qualifying sources of income in order to qualify as a regulated investment company under the Code. The IRS issued a revenue ruling in December 2005 which concluded that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, each Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in Revenue Ruling 2006-31, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The IRS has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gains generated by investments in commodity index-linked notes and income generated by investments in a subsidiary. Each Fund seeks to gain

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exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the respective Subsidiary.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Funds have not obtained a ruling from the IRS with respect to their investments or their structure. Based on the analysis in private letter rulings previously issued to other taxpayers, the Funds intend to treat their income from commodity index-linked notes and a Subsidiary as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Funds will be able to obtain a favorable ruling from the IRS with respect to their request for their own private letter ruling. Furthermore, the tax treatment of a Fund’s investments in commodity-linked notes and the Subsidiary may be adversely affected by future legislation or Treasury regulations.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in a Subsidiary does not constitute qualifying income and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which might result in difficulty in implementing its investment strategy. If a Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as a Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that each Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which each Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. However, if a Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as a Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of withholding tax. However, it is not expected that the Subsidiaries will derive income subject to U.S. withholding taxes.

Each Subsidiary will be treated as a CFC for U.S. federal income tax purposes. As a result, each Fund must include in gross income for such purposes all of the respective Subsidiary’s “subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the respective Fund. It is expected that all of the Subsidiaries’ income will be subpart F income. Each Fund’s tax basis in the respective Subsidiary will be increased as a result of the Fund’s recognition of the applicable Subsidiary’s subpart F income. Each Fund will not be taxed on distributions received from the respective Subsidiary to the extent of the Subsidiary’s previously-undistributed subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Subpart F income does not qualify for treatment as qualified dividend income. If a Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

Certain Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs primarily invest directly in real property and derive income from the collection of rents. Equity REITs may also sell properties that have appreciated in value and thereby realize capital gains. Mortgage REITs invest primarily in real estate mortgages and derive income from interest payments. Like regulated investment companies, REITs are not taxed on income distributed to shareholders if the REITs comply with Code requirements.

REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends-received deductions and are taxable as ordinary income to the extent of the REIT’s earnings and profits. Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. The Forward Select Income Fund intends to, and the other Funds may, include the gross dividends received from such REITs in its distributions to shareholders, and accordingly, a portion of that fund’s distributions may also be designated as a return of capital. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a Fund to extend the deadline for issuance of Forms 1099-DIV beyond February 15.

Please see the SAI for additional tax information.

Portfolio Holdings Disclosure

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Credit Analysis Long/Short Fund, as of the end of each month on its website at www.forwardinvesting.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Credit Analysis Long/Short Fund quarterly on its website at www.forwardinvesting.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

144

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Funds’ records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years (or since inception, if shorter) of the Funds’ operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Global Credit Long/Short Fund, Forward International Dividend Fund, Forward International Small Companies Fund, Forward Large Cap Dividend Fund, Forward Real Estate Fund, Forward Select EM Dividend Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund

Information for the fiscal years ended December 31, 2007 through and including 2011 for these Funds has been audited by PricewaterhouseCoopers LLP (“PwC”), whose report, along with the Funds’ financial statements, are included in these Funds’ Annual Reports which were filed with the SEC on March 9, 2012 (Accession No. 0001193125-12-106045).

The Allocation Funds, Forward Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward Investment Grade Fixed-Income Fund, Forward CorePlus Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund

Information for the fiscal years ended December 31, 2009 through and including 2011 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 9, 2012 (Accession No. 0001193125-12-106045). Information for the fiscal years ended December 31, 2007 and 2008 for these Funds (as applicable) has been audited by these Funds’ former independent registered public accounting firm.

These Funds (except for the Forward Frontier Strategy Fund) are successor mutual funds to previously operational funds (the “Predecessor Accessor Funds”) which were series of a separate legal entity called Accessor Funds, Inc., a Maryland corporation. The Predecessor Accessor Funds were reorganized into series of the Trust effective September 1, 2008, pursuant to an Agreement and Plan of Reorganization. For any period prior to September 1, 2008, the financial highlights table for these Funds relates to the Predecessor Accessor Funds.

Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, and Forward Select Income Fund

Information for the fiscal years ended December 31, 2009 through and including 2011 for these Funds has been audited by PwC, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 9, 2012 (Accession No. 0001193125-12-106045). Information for the fiscal years ended December 31, 2007 and 2008 for these Funds has been audited by these Funds’ former independent registered public accounting firm.

These Funds are successor mutual funds to previously operational funds (the “Predecessor Kensington Funds”) which were series of a separate legal entity called The Kensington Funds. The Predecessor Kensington Funds were reorganized into series of the Trust effective June 12, 2009, pursuant to an Agreement and Plan of Reorganization. For any period prior to June 12, 2009, the financial highlights table for these Funds relates to the Predecessor Kensington Funds. In addition, as part of the reorganization, Class Y shares of the Predecessor Kensington Funds were exchanged for Institutional Class shares of the Funds.

Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, and Forward Managed Futures Strategy Fund

The Forward Endurance Long/Short Fund, Forward Floating NAV Short Duration Fund, and Forward Managed Futures Strategy Fund are newly organized and their shares were not offered during the fiscal year ended December 31, 2011. Therefore, these Funds do not have financial highlights for the period ended December 31, 2011. Additional information about these Fund’s investments will be available in the Funds’ annual and semi-annual reports when they are available.

145

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.01	$13.38	$10.93	$19.06	$18.42
Income/(loss) from operations:
Net investment income/(loss)(c)	0.03	0.61	0.19	(0.01)	0.00
Net realized and unrealized gain/(loss) on investments	(1.12)	0.64	2.50	(7.64)	0.95
Total from investment operations	(1.09)	1.25	2.69	(7.65)	0.95
Less distributions:
From investment income	(0.05)	(0.62)	(0.24)	(0.11)	(0.28)
From capital gains	(0.33)	—	—	(0.37)	(0.03)
Total distributions	(0.38)	(0.62)	(0.24)	(0.48)	(0.31)
Net increase/(decrease) in net asset value	(1.47)	0.63	2.45	(8.13)	0.64
Net asset value, end of period	$12.54	$14.01	$13.38	$10.93	$19.06
Total Return	(7.72)%	9.28%	24.67%	(40.77)%	5.15%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,800	$7,995	$7,255	$6,920	$12,913
Ratios to average net assets:
Net investment income/(loss) including expense paid directly by the advisor	0.20%	4.52%	1.61%	(0.09)%	(0.02)%
Operating expenses including expense paid directly by the advisor(d)	0.85%	0.78%	0.75%	0.75%	0.70%
Net investment income/(loss) excluding expense paid directly by the advisor	0.06%	4.38%	1.51%	(0.09)%	(0.02)%
Operating expenses excluding expense paid directly by the advisor(d)	0.99%	0.92%	0.85%	0.75%	0.70%
Portfolio turnover rate	104%	84%	40%	30%	10%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

146

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.39	$13.73	$11.20	$19.48	$18.81
Income/(loss) from operations:
Net investment income(c)	0.06	0.63	0.29	0.07	0.10
Net realized and unrealized gain/(loss) on investments	(1.10)	0.72	2.53	(7.82)	0.98
Total from investment operations	(1.04)	1.35	2.82	(7.75)	1.08
Less distributions:
From investment income	(0.08)	(0.69)	(0.29)	(0.16)	(0.38)
From capital gains	(0.33)	—	—	(0.37)	(0.03)
Total distributions	(0.41)	(0.69)	(0.29)	(0.53)	(0.41)
Net increase/(decrease) in net asset value	(1.45)	0.66	2.53	(8.28)	0.67
Net asset value, end of period	$12.94	$14.39	$13.73	$11.20	$19.48
Total Return	(7.21)%	9.85%	25.26%	(40.46)%	5.71%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,518	$30,007	$32,953	$25,415	$44,106
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	0.42%	4.57%	2.40%	0.44%	0.49%
Operating expenses including expense paid directly by the advisor(d)	0.33%	0.27%	0.26%	0.25%	0.20%
Net investment income excluding expense paid directly by the advisor	0.27%	4.43%	2.30%	0.44%	0.49%
Operating expenses excluding expense paid directly by the advisor(d)	0.48%	0.41%	0.36%	0.25%	0.20%
Portfolio turnover rate	104%	84%	40%	30%	10%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

147

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BALANCED ALLOCATION FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$15.18	$14.56	$12.47	$17.28	$17.13
Income/(loss) from operations:
Net investment income(c)	0.33	0.69	0.41	0.34	0.40
Net realized and unrealized gain/(loss) on investments	(0.83)	0.61	2.09	(4.61)	0.29
Total from investment operations	(0.50)	1.30	2.50	(4.27)	0.69
Less distributions:
From investment income	(0.34)	(0.68)	(0.41)	(0.40)	(0.54)
From capital gains	(0.38)	—	—	(0.14)	—
Total distributions	(0.72)	(0.68)	(0.41)	(0.54)	(0.54)
Net increase/(decrease) in net asset value	(1.22)	0.62	2.09	(4.81)	0.15
Net asset value, end of period	$13.96	$15.18	$14.56	$12.47	$17.28
Total Return	(3.34)%	9.05%	20.38%	(25.12)%	4.06%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,503	$12,898	$13,137	$10,243	$15,219
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.15%	4.64%	3.07%	2.24%	2.29%
Operating expenses including expense paid directly by the advisor(d)	0.68%	0.63%	0.67%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	2.04%	4.53%	2.99%	2.24%	2.29%
Operating expenses excluding expense paid directly by the advisor(d)	0.79%	0.74%	0.75%	0.70%	0.68%
Portfolio turnover rate	78%	55%	28%	26%	24%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

148

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD BALANCED ALLOCATION FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$15.19	$14.57	$12.48	$17.29	$17.14
Income/(loss) from operations:
Net investment income(c)	0.39	0.70	0.48	0.42	0.49
Net realized and unrealized gain/(loss) on investments	(0.81)	0.68	2.09	(4.62)	0.29
Total from investment operations	(0.42)	1.38	2.57	(4.20)	0.78
Less distributions:
From investment income	(0.42)	(0.76)	(0.48)	(0.47)	(0.63)
From capital gains	(0.38)	—	—	(0.14)	—
Total distributions	(0.80)	(0.76)	(0.48)	(0.61)	(0.63)
Net increase/(decrease) in net asset value	(1.22)	0.62	2.09	(4.81)	0.15
Net asset value, end of period	$13.97	$15.19	$14.57	$12.48	$17.29
Total Return	(2.84)%	9.59%	20.97%	(24.73)%	4.57%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$35,935	$70,749	$76,923	$52,881	$63,372
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.55%	4.74%	3.58%	2.79%	2.79%
Operating expenses including expense paid directly by the advisor(d)	0.17%	0.13%	0.17%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	2.44%	4.63%	3.50%	2.79%	2.79%
Operating expenses excluding expense paid directly by the advisor(d)	0.28%	0.24%	0.25%	0.20%	0.18%
Portfolio turnover rate	78%	55%	28%	26%	24%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

149

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD COMMODITY LONG/SHORT STRATEGY FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011(a)(b)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss(c)	(0.20)
Net realized and unrealized gain on investments	2.61
Total from investment operations	2.41
Less distributions:
From investment income	(0.39)
Tax return of capital	(0.00	)(d)
Total distributions	(0.39)
Net increase in net asset value	2.02
Net asset value, end of period	$27.02
Total Return	9.66%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$48,141
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.74)%
Operating expenses including reimbursement/waiver	1.87%
Operating expenses excluding reimbursement/waiver	1.90%
Portfolio turnover rate	39%

(a)	The Fund began offering Investor Class shares on January 3, 2011.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.

150

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD COMMODITY LONG/SHORT STRATEGY FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)(b)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss(c)	(0.12)
Net realized and unrealized gain on investments	2.61
Total from investment operations	2.49
Less distributions:
From investment income	(0.43)
Tax return of capital	(0.00	)(d)
Total distributions	(0.43)
Net increase in net asset value	2.06
Net asset value, end of period	$27.06
Total Return	9.97%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$66,255
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.46)%
Operating expenses including reimbursement/waiver	1.52%
Operating expenses excluding reimbursement/waiver	1.55%
Portfolio turnover rate	39%

(a)	The Fund began offering Institutional Class shares on January 3, 2011.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.

151

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD COREPLUS FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$24.59	$22.13	$17.58	$26.87		$25.49
Income/(loss) from operations:
Net investment income/(loss)(d)	0.03	0.03	0.05	0.06		(0.01)
Net realized and unrealized gain/(loss) on investments	(0.42)	2.49	4.55	(9.19)		1.41
Total from investment operations	(0.39)	2.52	4.60	(9.13)		1.40
Less distributions:
From investment income	(0.04)	(0.06)	(0.05)	(0.16)		(0.02)
Total distributions	(0.04)	(0.06)	(0.05)	(0.16)		(0.02)
Net increase/(decrease) in net asset value	(0.43)	2.46	4.55	(9.29)		1.38
Net asset value, end of period	$24.16	$24.59	$22.13	$17.58		$26.87
Total Return	(1.59)%	11.44%	26.21%	(33.96)%		5.49%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,131	$3,536	$736	$812		$2,037
Ratios to average net assets:
Net investment income/(loss)	0.12%	0.12%	0.27%	0.26%		(0.05)%
Operating expenses	1.19%	1.45%	1.48%	1.00	%(e)	1.47	%(e)
Portfolio turnover rate	231%	88%	106%	166%		191%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.
(c)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The effect of any custody credits on the ratio is less than 0.01%.

152

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD COREPLUS FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010 (c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$25.21	$22.67	$18.01	$27.48		$26.03
Income/(loss) from operations:
Net investment income(d)	0.13	0.12	0.11	0.06		0.08
Net realized and unrealized gain/(loss) on investments	(0.41)	2.56	4.68	(9.46)		1.44
Total from investment operations	(0.28)	2.68	4.79	(9.40)		1.52
Less distributions:
From investment income	(0.09)	(0.14)	(0.13)	(0.07)		(0.07)
Total distributions	(0.09)	(0.14)	(0.13)	(0.07)		(0.07)
Redemption fees added to paid in capital	—	—	—	0.00	(e)	0.00	(e)
Net increase/(decrease) in net asset value	(0.37)	2.54	4.66	(9.47)		1.45
Net asset value, end of period	$24.84	$25.21	$22.67	$18.01		$27.48
Total Return	(1.14)%	11.88%	26.72%	(34.24)%		5.86%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$15,064	$14,653	$20,757	$80,617		$161,713
Ratios to average net assets:
Net investment income	0.49%	0.52%	0.62%	0.26%		0.30%
Operating expenses	0.81%	1.01%	1.06%	1.02	%(f)	1.12	%(f)
Portfolio turnover rate	231%	88%	106%	166%		191%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.
(c)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	The effect of any custody credits on the ratio is less than 0.01%.

153

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
Net asset value, beginning of period	$7.96	$8.08		$5.84		$7.63
Income/(loss) from operations:
Net investment income	0.32 (c)	0.41		0.48		0.47
Net realized and unrealized gain/(loss) on investments	0.14	(0.07)		2.19		(1.68)
Total from investment operations	0.46	0.34		2.67		(1.21)
Less distributions:
From investment income	(0.31)	(0.39)		(0.43)		(0.58)
From capital gains	(0.02)	(0.07)		—		—
Total distributions	(0.33)	(0.46)		(0.43)		(0.58)
Net increase/(decrease) in net asset value	0.13	(0.12)		2.24		(1.79)
Net asset value, end of period	$8.09	$7.96		$8.08		$5.84
Total Return	5.83%	4.17%		46.56%		(16.59	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$156,238	$136,654		$61,043		$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.13%	6.39%		8.48%		13.10	%(e)
Operating expenses including reimbursement/waiver	1.99%	1.98	%(f)	1.93	%(g)	1.84	%(e)
Operating expenses excluding reimbursement/waiver	2.14%	2.14%		2.22%		2.52	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	3.95%	5.15%		6.61%		8.79	%(e)
Operating expenses including reimbursement/waiver	4.17%	3.22	%(f)	3.80	%(g)	6.14	%(e)
Operating expenses excluding reimbursement/waiver	4.32%	3.39%		4.09%		6.82	%(e)
Portfolio turnover rate	133%	89%		221%		311	%(h)

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	The Fund began offering Investor Class shares on May 1, 2008.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99%.
(g)	Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

154

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
Net asset value, beginning of period	$7.91	$8.03		$5.81		$7.63
Income/(loss) from operations:
Net investment income	0.34 (c)	0.48		0.54		0.39
Net realized and unrealized gain/(loss) on investments	0.15	(0.11)		2.14		(1.59)
Total from investment operations	0.49	0.37		2.68		(1.20)
Less distributions:
From investment income	(0.34)	(0.42)		(0.46)		(0.62)
From capital gains	(0.02)	(0.07)		—		—
Total distributions	(0.36)	(0.49)		(0.46)		(0.62)
Net increase/(decrease) in net asset value	0.13	(0.12)		2.22		(1.82)
Net asset value, end of period	$8.04	$7.91		$8.03		$5.81
Total Return	6.23%	4.54%		47.08%		(16.35	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$38,790	$16,994		$4,787		$793
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	6.39%	6.82%		8.89%		12.49	%(e)
Operating expenses including reimbursement/waiver	1.64%	1.63	%(f)	1.57	%(g)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.79%	1.80%		1.86%		2.53	%(e)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	4.21%	5.57%		7.01%		8.58	%(e)
Operating expenses including reimbursement/waiver	3.82%	2.88	%(f)	3.45	%(g)	5.40	%(e)
Operating expenses excluding reimbursement/waiver	3.97%	3.06%		3.74%		6.44	%(e)
Portfolio turnover rate	133%	89%		221%		311	%(h)

(a)	Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.
(b)	The Fund began offering Institutional Class shares on May 1, 2008.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.
(g)	Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

155

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EM CORPORATE DEBT FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$11.05	$10.60	$9.30		$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.61 (c)	0.42	0.47		0.40	0.08
Net realized and unrealized gain/(loss) on investments	(0.89)	0.25	1.21		(0.87)	0.19
Total from investment operations	(0.28)	0.67	1.68		(0.47)	0.27
Less distributions:
From investment income	(1.67)	(0.22)	(0.38)		(0.42)	(0.08)
Total distributions	(1.67)	(0.22)	(0.38)		(0.42)	(0.08)
Net increase/(decrease) in net asset value	(1.95)	0.45	1.30		(0.89)	0.19
Net asset value, end of period	$9.10	$11.05	$10.60		$9.30	$10.19
Total Return	(2.73)%	6.47%	18.43%		(4.91)%	2.71	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,702	$5,924	$5,766		$5,073	$4,297
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.35%	3.80%	4.61%		4.10%	3.57	%(e)
Operating expenses including reimbursement/waiver	1.39%	1.39%	1.26	%(f)	1.16%	1.24	%(e)
Operating expenses excluding reimbursement/waiver	1.89%	1.90%	1.41%		1.36%	1.60	%(e)
Portfolio turnover rate	357%	74%	59%		56%	1	%(d)

(a)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(b)	The Fund began offering Investor Class shares on October 5, 2007.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

156

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EM CORPORATE DEBT FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$11.02	$10.55	$9.27	$10.19	$10.00
Income/(loss) from operations:
Net investment income	0.68 (c)	0.48	0.48	0.44	0.09
Net realized and unrealized gain/(loss) on investments	(0.92)	0.23	1.21	(0.88)	0.19
Total from investment operations	(0.24)	0.71	1.69	(0.44)	0.28
Less distributions:
From investment income	(1.74)	(0.24)	(0.41)	(0.48)	(0.09)
Total distributions	(1.74)	(0.24)	(0.41)	(0.48)	(0.09)
Net increase/(decrease) in net asset value	(1.98)	0.47	1.28	(0.92)	0.19
Net asset value, end of period	$9.04	$11.02	$10.55	$9.27	$10.19
Total Return	(2.40)%	6.91%	18.70%	(4.60)%	2.77	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,613	$17,469	$16,257	$12,088	$12,858
Ratios to average net assets:
Net investment income including reimbursement/waiver	6.10%	4.22%	4.89%	4.27%	3.84	%(e)
Operating expenses including reimbursement/waiver	0.99%	0.99%	0.97%	0.97%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.49%	1.45%	1.13%	1.35%	1.60	%(e)
Portfolio turnover rate	357%	74%	59%	56%	1	%(d)

(a)	Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.
(b)	The Fund began offering Institutional Class shares on October 5, 2007.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.

157

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EMERGING MARKETS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$20.97	$21.47	$12.28		$28.51		$23.08
Income/(loss) from operations:
Net investment income	0.11 (b)	0.00 (c)	0.01	(b)	0.38		0.04
Net realized and unrealized gain/(loss) on investments	(4.61)	3.43	9.33		(16.20)		8.98
Total from investment operations	(4.50)	3.43	9.34		(15.82)		9.02
Less distributions:
From investment income	(0.57)	(0.25)	(0.15)		—		(0.05)
From capital gains	(6.35)	(3.68)	—		(0.41)		(3.55)
Total distributions	(6.92)	(3.93)	(0.15)		(0.41)		(3.60)
Redemption fees added to paid in capital	—	—	—		—		0.01
Net increase/(decrease) in net asset value	(11.42)	(0.50)	9.19		(16.23)		5.43
Net asset value, end of period	$9.55	$20.97	$21.47		$12.28		$28.51
Total Return	(22.33)%	16.56%	76.16%		(55.38)%		38.63%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$23,498	$49,997	$39,864		$14,576		$25,008
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.55%	0.01%	0.04%		1.67%		0.17%
Operating expenses including reimbursement/waiver	1.79%	1.79%	1.77	%(d)	1.72	%(e)	1.69%
Operating expenses excluding reimbursement/waiver	2.15%	2.02%	2.00%		2.10%		2.09%
Portfolio turnover rate	102%	129%	120%		214%		121%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.
(e)	Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

158

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EMERGING MARKETS FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$21.31	$21.76	$12.40	$28.66	$23.18
Income/(loss) from operations:
Net investment income	0.15 (b)	0.12 (b)	0.07 (b)	0.34	0.12
Net realized and unrealized gain/(loss) on investments	(4.70)	3.45	9.48	(16.19)	9.03
Total from investment operations	(4.55)	3.57	9.55	(15.85)	9.15
Less distributions:
From investment income	(0.65)	(0.34)	(0.19)	—	(0.13)
From capital gains	(6.35)	(3.68)	—	(0.41)	(3.55)
Total distributions	(7.00)	(4.02)	(0.19)	(0.41)	(3.68)
Redemption fees added to paid in capital	—	—	—	—	0.01
Net increase/(decrease) in net asset value	(11.55)	(0.45)	9.36	(16.26)	5.48
Net asset value, end of period	$9.76	$21.31	$21.76	$12.40	$28.66
Total Return	(22.21)%	17.12%	76.94%	(55.19)%	39.00%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$31,484	$157,970	$291,105	$49,529	$61,829
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.76%	0.62%	0.36%	1.76%	0.51%
Operating expenses including reimbursement/waiver	1.39%	1.39%	1.38%	1.39%	1.39%
Operating expenses excluding reimbursement/waiver	1.76%	1.59%	1.53%	1.77%	1.79%
Portfolio turnover rate	102%	129%	120%	214%	121%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)	Per share amounts are based upon average shares outstanding.

159

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EXTENDED MARKETPLUS FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$24.50	$23.19	$17.58	$29.76		$30.84
Income/(loss) from operations:
Net investment income/(loss)(d)	0.05	0.06	0.04	(0.11)		(0.10)
Net realized and unrealized gain/(loss) on investments	(1.35)	5.63	5.63	(11.94)		(0.93)
Total from investment operations	(1.30)	5.69	5.67	(12.05)		(1.03)
Less distributions:
From investment income	—	(4.38)	(0.06)	—		—
From capital gains	—	—	—	(0.13)		(0.05)
From return of capital	(0.11)	—	—	—		—
Total distributions	(0.11)	(4.38)	(0.06)	(0.13)		(0.05)
Redemption fees added to paid in capital	—	—	—	—		0.00	(e)
Net increase/(decrease) in net asset value	(1.41)	1.31	5.61	(12.18)		(1.08)
Net asset value, end of period	$23.09	$24.50	$23.19	$17.58		$29.76
Total return	(5.37)%	24.60%	32.32%	(40.63)%		(3.35)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,217	$2,627	$1,490	$1,744		$4,719
Ratios to average net assets (excluding dividend expense):
Net investment income/(loss)(f)	0.21%	0.24%	0.23%	(0.26)%		(0.27)%
Operating expenses(f)	1.34%	1.65%	1.77%	1.84	%(g)	1.68	%(g)
Ratios to average net assets (including dividend expense):
Net investment income/(loss)(f)	0.21%	0.24%	0.23%	(0.44)%		(0.33)%
Operating expenses(f)	1.34%	1.65%	1.77%	2.02	%(g)	1.74	%(g)
Portfolio turnover rate	40%	169%	84%	140%		57%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(c)	Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Dividend expense totaled 0.00%, 0.00%, 0.00%, 0.18% and 0.06%, of average net assets for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(g)	The effect of any custody credits on the ratio is less than 0.01%.

160

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD EXTENDED MARKETPLUS FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$25.93	$24.32	$18.42	$31.02		$32.06
Income/(loss) from operations:
Net investment income(d)	0.16	0.15	0.13	0.03		0.05
Net realized and unrealized gain/(loss) on investments	(1.42)	5.94	5.90	(12.50)		(0.97)
Total from investment operations	(1.26)	6.09	6.03	(12.47)		(0.92)
Less distributions:
From investment income	—	(4.48)	(0.13)	—		(0.07)
From capital gains	—	—	—	(0.13)		(0.05)
From return of capital	(0.16)	—	—	—		—
Total distributions	(0.16)	(4.48)	(0.13)	(0.13)		(0.12)
Redemption fees added to paid in capital	—	—	—	0.00	(e)	0.00	(e)
Net increase/(decrease) in net asset value	(1.42)	1.61	5.90	(12.60)		(1.04)
Net asset value, end of period	$24.51	$25.93	$24.32	$18.42		$31.02
Total Return	(4.94)%	25.13%	32.90%	(40.33)%		(2.89)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$98,153	$116,005	$126,090	$138,263		$291,934
Ratios to average net assets (excluding dividend expense):
Net investment income(f)	0.62%	0.58%	0.68%	0.28%		0.21%
Operating expenses(f)	0.94%	1.26%	1.33%	1.34	%(g)	1.20	%(g)
Ratios to average net assets (including dividend expense):
Net investment income(f)	0.62%	0.58%	0.68%	0.10%		0.15%
Operating expenses(f)	0.94%	1.26%	1.33%	1.52	%(g)	1.26	%(g)
Portfolio turnover rate	40%	169%	84%	140%		57%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.
(c)	Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Dividend expense totaled 0.00%, 0.00%, 0.00%, 0.18% and 0.06%, of average net assets for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(g)	The effect of any custody credits on the ratio is less than 0.01%.

161

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD FOCUS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
Net asset value, beginning of period	$10.24	$10.10		$8.00	$8.92
Income/(loss) from operations:
Net investment income/(loss)	0.01 (c)	(0.09)		(0.10)	0.00	(d)
Net realized and unrealized gain/(loss) on investments	(0.10)	2.22		2.21	(0.67)
Total from investment operations	(0.09)	2.13		2.11	(0.67)
Less distributions:
From capital gains	(1.05)	(1.99)		(0.01)	(0.25)
Total distributions	(1.05)	(1.99)		(0.01)	(0.25)
Net increase/(decrease) in net asset value	(1.14)	0.14		2.10	(0.92)
Net asset value, end of period	$9.10	$10.24		$10.10	$8.00
Total Return	(0.95)%	21.80%		26.44%	(7.38	)%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,108	$1,174		$1,145	$906
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.05%	(0.80)%		(0.79)%	(0.30	)%(f)
Operating expenses including reimbursement/waiver	1.34%	1.64	%(g)	1.68%	1.69	%(f)
Operating expenses excluding reimbursement/waiver	1.71%	2.45%		2.09%	2.56	%(f)
Portfolio turnover rate	32%	106%		22%	35	%(h)

(a)	Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.
(b)	The Fund began offering Investor Class shares on October 21, 2008.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2010, the net expense limitation changed from 1.69% to 1.71%. Effective November 1, 2010, the net expense limitation changed from 1.71% to 1.34%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

162

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD FOCUS FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
Net asset value, beginning of period	$10.36	$10.17		$8.02	$11.27
Income/(loss) from operations:
Net investment income/(loss)	0.04 (c)	(0.06)		(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	(0.09)	2.24		2.19	(3.01)
Total from investment operations	(0.05)	2.18		2.16	(3.00)
Less distributions:
From capital gains	(1.05)	(1.99)		(0.01)	(0.25)
Total distributions	(1.05)	(1.99)		(0.01)	(0.25)
Net increase/(decrease) in net asset value	(1.10)	0.19		2.15	(3.25)
Net asset value, end of period	$9.26	$10.36		$10.17	$8.02
Total Return	(0.54)%	22.15%		27.00%	(26.52	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,869	$4,869		$3,686	$2,142
Ratios to average net assets:
Net investment income/(loss) including reimbursement/waiver	0.40%	(0.42)%		(0.27)%	0.19	%(e)
Operating expenses including reimbursement/waiver	0.99%	1.27	%(f)	1.29%	1.29	%(e)
Operating expenses excluding reimbursement/waiver	1.36%	2.15%		1.72%	1.81	%(e)
Portfolio turnover rate	32%	106%		22%	35	%(g)

(a)	Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.
(b)	The Fund began offering Institutional Class shares on May 1, 2008.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Effective May 1, 2010, the net expense limitation changed from 1.29% to 1.36%. Effective November 1, 2010, the net expense limitation changed from 1.36% to 0.99%.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

163

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD FRONTIER STRATEGY FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
Net asset value, beginning of period	$12.43	$11.32	$12.00
Income/(loss) from operations:
Net investment income/(loss)(d)	0.03	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(2.57)	2.29	0.45
Total from investment operations	(2.54)	2.33	0.37
Less distributions:
From investment income	—	(1.09)	(0.86)
From capital gains	(0.02)	(0.13)	(0.19)
Total distributions	(0.02)	(1.22)	(1.05)
Net increase/(decrease) in net asset value	(2.56)	1.11	(0.68)
Net asset value, end of period	$9.87	$12.43	$11.32
Total Return	(20.40)%	20.76%	3.03%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,021	$4,267	$1,124
Ratios to average net assets:
Net investment income/(loss)	0.23%	0.30%	(0.67)%
Operating expenses	1.54%	1.44%	1.38%
Portfolio turnover rate	116%	50%	79%

(a)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(b)	Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.
(c)	Commenced operations on December 31, 2008.
(d)	Per share amounts are based upon average shares outstanding.

164

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD FRONTIER STRATEGY FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
Net asset value, beginning of period	$12.43	$11.31	$12.00
Income/(loss) from operations:
Net investment income/(loss)(d)	0.06	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(2.57)	2.32	0.43
Total from investment operations	(2.51)	2.36	0.35
Less distributions:
From investment income	—	(1.11)	(0.85)
From capital gains	(0.02)	(0.13)	(0.19)
Total distributions	(0.02)	(1.24)	(1.04)
Net increase/(decrease) in net asset value	(2.53)	1.12	(0.69)
Net asset value, end of period	$9.90	$12.43	$11.31
Total Return	(20.16)%	21.11%	2.89%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$56,664	$65,985	$13,105
Ratios to average net assets:
Net investment income/(loss)	0.51%	0.34%	(0.69)%
Operating expenses	1.24%	1.21%	1.39%
Portfolio turnover rate	116%	50%	79%

(a)	Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.
(b)	Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.
(c)	Commenced operations on December 31, 2008.
(d)	Per share amounts are based upon average shares outstanding.

165

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD GLOBAL CREDIT LONG/SHORT FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment income(b)	0.89
Net realized and unrealized loss on investments	(0.92)
Total from investment operations	(0.03)
Less distributions:
From investment income	(0.75)
From capital gains	(0.06)
Total distributions	(0.81)
Net decrease in net asset value	(0.84)
Net asset value, end of period	$24.16
Total Return	(0.12	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,232
Ratios to average net assets:
Net investment income including reimbursement/waiver	14.43	%(d)
Operating expenses including reimbursement/waiver	2.39	%(d)
Operating expenses excluding reimbursement/waiver	4.85	%(d)
Portfolio turnover rate	80	%(c)

(a)	The Fund began offering Investor Class shares on October 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

166

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD GLOBAL CREDIT LONG/SHORT FUND - INSTITUTIONAL CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment income(b)	0.91
Net realized and unrealized loss on investments	(0.92)
Total from investment operations	(0.01)
Less distributions:
From investment income	(0.77)
From capital gains	(0.06)
Total distributions	(0.83)
Net decrease in net asset value	(0.84)
Net asset value, end of period	$24.16
Total Return	(0.02	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,242
Ratios to average net assets:
Net investment income including reimbursement/waiver	14.83	%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)
Operating expenses excluding reimbursement/waiver	4.45	%(d)
Portfolio turnover rate	80	%(c)

(a)	The Fund began offering Institutional Class shares on October 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

167

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$22.54
Income/(loss) from operations:
Net investment income(b)	0.23
Net realized and unrealized loss on investments	(3.75)
Total from investment operations	(3.52)
Less distributions:
From investment income	(0.34)
Total distributions	(0.34)
Net decrease in net asset value	(3.86)
Net asset value, end of period	$18.68
Total Return	(15.74	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$21
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.83	%(d)
Operating expenses including reimbursement/waiver	1.72	%(d)
Operating expenses excluding reimbursement/waiver	1.73	%(d)(e)
Portfolio turnover rate	88	%(f)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective July 1, 2011, the Advisor had not agreed to limit expenses.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

168

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
Net asset value, beginning of period	$20.27		$19.39	$15.37	$27.11		$25.00
Income/(loss) from operations:
Net investment income	0.43	(d)	0.44	0.45	0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	(1.60)		1.11	4.08	(11.80)		2.06
Total from investment operations	(1.17)		1.55	4.53	(11.33)		2.30
Less distributions:
From investment income	(0.38)		(0.67)	(0.51)	(0.39)		(0.12)
From capital gains	—		—	—	(0.04)		(0.07)
Tax return of capital	—		—	—	(0.00	)(e)	—
Total distributions	(0.38)		(0.67)	(0.51)	(0.43)		(0.19)
Redemption fees added to paid in capital	—		—	0.00 (e)	0.02		0.00	(e)
Net increase/(decrease) in net asset value	(1.55)		0.88	4.02	(11.74)		2.11
Net asset value, end of period	$18.72		$20.27	$19.39	$15.37		$27.11
Total Return	(5.92)%		8.50%	29.84%	(42.05)%		9.20	%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$72,691		$37,217	$67,523	$32,664		$18,870
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.12%		2.13%	2.63%	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.29	%(h)	1.25%	1.24%	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.29%		1.26%	1.32%	1.44%		1.56	%(g)
Portfolio turnover rate	88%		85%	61%	123%		42	%(f)

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(c)	From commencement of operations on June 29, 2007.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	Effective July 1, 2011, the Advisor had not agreed to limit expenses.

169

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH & INCOME ALLOCATION FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.82	$14.15	$11.95	$17.70	$17.47
Income/(loss) from operations:
Net investment income(c)	0.24	0.70	0.35	0.27	0.33
Net realized and unrealized gain/(loss) on investments	(0.79)	0.67	2.23	(5.41)	0.40
Total from investment operations	(0.55)	1.37	2.58	(5.14)	0.73
Less distributions:
From investment income	(0.27)	(0.70)	(0.38)	(0.35)	(0.50)
From capital gains	(0.06)	—	—	(0.26)	—
Total distributions	(0.33)	(0.70)	(0.38)	(0.61)	(0.50)
Net increase/(decrease) in net asset value	(0.88)	0.67	2.20	(5.75)	0.23
Net asset value, end of period	$13.94	$14.82	$14.15	$11.95	$17.70
Total Return	(3.74)%	9.76%	21.84%	(29.56)%	4.16%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,527	$13,031	$12,083	$11,049	$16,134
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	1.63%	4.86%	2.80%	1.81%	1.83%
Operating expenses including expense paid directly by the advisor(d)	0.71%	0.66%	0.68%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	1.50%	4.73%	2.70%	1.81%	1.83%
Operating expenses excluding expense paid directly by the advisor(d)	0.84%	0.79%	0.78%	0.70%	0.68%
Portfolio turnover rate	79%	47%	28%	35%	18%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

170

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH & INCOME ALLOCATION FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.84	$14.17	$11.97	$17.72	$17.49
Income/(loss) from operations:
Net investment income(c)	0.31	0.69	0.44	0.35	0.42
Net realized and unrealized gain/(loss) on investments	(0.78)	0.75	2.20	(5.41)	0.39
Total from investment operations	(0.47)	1.44	2.64	(5.06)	0.81
Less distributions:
From investment income	(0.35)	(0.77)	(0.44)	(0.43)	(0.58)
From capital gains	(0.06)	—	—	(0.26)	—
Total distributions	(0.41)	(0.77)	(0.44)	(0.69)	(0.58)
Net increase/(decrease) in net asset value	(0.88)	0.67	2.20	(5.75)	0.23
Net asset value, end of period	$13.96	$14.84	$14.17	$11.97	$17.72
Total Return	(3.22)%	10.28%	22.39%	(29.16)%	4.66%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$24,909	$43,690	$51,974	$40,382	$67,402
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.08%	4.74%	3.43%	2.28%	2.31%
Operating expenses including expense paid directly by the advisor(d)	0.21%	0.16%	0.18%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	1.95%	4.61%	3.33%	2.28%	2.31%
Operating expenses excluding expense paid directly by the advisor(d)	0.34%	0.29%	0.29%	0.20%	0.18%
Portfolio turnover rate	79%	47%	28%	35%	18%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

171

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH ALLOCATION FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.71	$13.99	$11.61	$18.66	$18.19
Income/(loss) from operations:
Net investment income(c)	0.12	0.69	0.28	0.13	0.14
Net realized and unrealized gain/(loss) on investments	(0.98)	0.74	2.41	(6.61)	0.72
Total from investment operations	(0.86)	1.43	2.69	(6.48)	0.86
Less distributions:
From investment income	(0.13)	(0.71)	(0.31)	(0.23)	(0.38)
From capital gains	(0.78)	—	—	(0.34)	(0.01)
Total distributions	(0.91)	(0.71)	(0.31)	(0.57)	(0.39)
Net increase/(decrease) in net asset value	(1.77)	0.72	2.38	(7.05)	0.47
Net asset value, end of period	$12.94	$14.71	$13.99	$11.61	$18.66
Total Return	(5.82)%	10.25%	23.35%	(35.30)%	4.70%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$7,853	$12,728	$12,610	$12,597	$18,724
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	0.86%	4.87%	2.26%	0.86%	0.76%
Operating expenses including expense paid directly by the advisor(d)	0.71%	0.68%	0.68%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	0.72%	4.73%	2.16%	0.86%	0.76%
Operating expenses excluding expense paid directly by the advisor(d)	0.85%	0.82%	0.78%	0.70%	0.68%
Portfolio turnover rate	84%	70%	32%	31%	7%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

172

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.72	$14.00	$11.61	$18.68	$18.21
Income/(loss) from operations:
Net investment income(c)	0.19	0.72	0.36	0.21	0.24
Net realized and unrealized gain/(loss) on investments	(0.98)	0.78	2.40	(6.64)	0.71
Total from investment operations	(0.79)	1.50	2.76	(6.43)	0.95
Less distributions:
From investment income	(0.21)	(0.78)	(0.37)	(0.30)	(0.47)
From capital gains	(0.78)	—	—	(0.34)	(0.01)
Total distributions	(0.99)	(0.78)	(0.37)	(0.64)	(0.48)
Net increase/(decrease) in net asset value	(1.78)	0.72	2.39	(7.07)	0.47
Net asset value, end of period	$12.94	$14.72	$14.00	$11.61	$18.68
Total Return	(5.39)%	10.79%	24.04%	(35.05)%	5.19%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$24,550	$44,027	$50,952	$39,210	$64,364
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	1.28%	5.06%	2.95%	1.35%	1.24%
Operating expenses including expense paid directly by the advisor(d)	0.21%	0.18%	0.18%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	1.14%	4.92%	2.85%	1.35%	1.24%
Operating expenses excluding expense paid directly by the advisor(d)	0.35%	0.32%	0.28%	0.20%	0.18%
Portfolio turnover rate	84%	70%	32%	31%	7%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.

173

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD HIGH YIELD BOND FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$10.04	$9.53	$7.45	$10.45		$11.01
Income/(loss) from operations:
Net investment income(c)	0.69	0.76	0.80	0.71		0.76
Net realized and unrealized gain/(loss) on investments	(0.33)	0.51	2.06	(2.98)		(0.56)
Total from investment operations	0.36	1.27	2.86	(2.27)		0.20
Less distributions:
From investment income	(0.67)	(0.76)	(0.78)	(0.73)		(0.76)
Total distributions	(0.67)	(0.76)	(0.78)	(0.73)		(0.76)
Net increase/(decrease) in net asset value	(0.31)	0.51	2.08	(3.00)		(0.56)
Net asset value, end of period	$9.73	$10.04	$9.53	$7.45		$10.45
Total Return	3.61%	13.85%	39.61%	(22.54)%		1.85%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,925	$8,105	$4,390	$486		$1,850
Ratios to average net assets:
Net investment income	6.90%	7.77%	8.97%	7.32%		7.02%
Operating expenses	1.28%	1.37%	1.41%	1.45	%(d)	1.29	%(d)
Portfolio turnover rate	320%	296%	202%	110%		86%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The effect of any custody credits on the ratio is less than 0.01%.

174

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD HIGH YIELD BOND FUND INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$10.03	$9.53	$7.45	$10.44		$11.01
Income/(loss) from operations:
Net investment income(c)	0.73	0.81	0.83	0.77		0.80
Net realized and unrealized gain/(loss) on investments	(0.33)	0.50	2.07	(2.98)		(0.57)
Total from investment operations	0.40	1.31	2.90	(2.21)		0.23
Less distributions:
From investment income	(0.73)	(0.81)	(0.82)	(0.78)		(0.80)
Total distributions	(0.73)	(0.81)	(0.82)	(0.78)		(0.80)
Redemption fees added to paid in capital	—	—	—	0.00	(d)	0.00	(d)
Net increase/(decrease) in net asset value	(0.33)	0.50	2.08	(2.99)		(0.57)
Net asset value, end of period	$9.70	$10.03	$9.53	$7.45		$10.44
Total Return	4.06%	14.31%	40.36%	(22.16)%		2.10%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$97,719	$71,182	$76,640	$50,902		$72,604
Ratios to average net assets:
Net investment income	7.30%	8.29%	9.64%	8.16%		7.38%
Operating expenses	0.85%	0.97%	0.99%	0.96	%(e)	0.91	%(e)
Portfolio turnover rate	320%	296%	202%	110%		86%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	The effect of any custody credits on the ratio is less than 0.01%.

175

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME & GROWTH ALLOCATION FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.93	$14.39		$12.60	$16.21	$16.26
Income/(loss) from operations:
Net investment income(c)	0.41	0.58		0.45	0.44	0.53
Net realized and unrealized gain/(loss) on investments	(0.58)	0.55		1.80	(3.47)	0.04
Total from investment operations	(0.17)	1.13		2.25	(3.03)	0.57
Less distributions:
From investment income	(0.45)	(0.59)		(0.46)	(0.49)	(0.61)
From capital gains	(0.05)	(0.00	)(d)	—	(0.09)	(0.01)
Total distributions	(0.50)	(0.59)		(0.46)	(0.58)	(0.62)
Net increase/(decrease) in net asset value	(0.67)	0.54		1.79	(3.61)	(0.05)
Net asset value, end of period	$14.26	$14.93		$14.39	$12.60	$16.21
Total Return	(1.17)%	7.96%		18.08%	(18.97)%	3.51%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,918	$4,821		$4,725	$3,445	$4,955
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	2.73%	3.96%		3.40%	3.00%	3.19%
Operating expenses including expense paid directly by the advisor(e)	0.68%	0.69%		0.75%	0.78%	0.74%
Net investment income excluding expense paid directly by the advisor	2.63%	3.86%		3.32%	3.00%	3.19%
Operating expenses excluding expense paid directly by the advisor(e)	0.78%	0.79%		0.83%	0.78%	0.74%
Portfolio turnover rate	95%	53%		25%	20%	49%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.

176

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME & GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.94	$14.41		$12.61	$16.22	$16.27
Income/(loss) from operations:
Net investment income(c)	0.54	0.68		0.52	0.52	0.62
Net realized and unrealized gain/(loss) on investments	(0.63)	0.51		1.80	(3.47)	0.03
Total from investment operations	(0.09)	1.19		2.32	(2.95)	0.65
Less distributions:
From investment income	(0.53)	(0.66)		(0.52)	(0.57)	(0.69)
From capital gains	(0.05)	(0.00	)(d)	—	(0.09)	(0.01)
Total distributions	(0.58)	(0.66)		(0.52)	(0.66)	(0.70)
Net increase/(decrease) in net asset value	(0.67)	0.53		1.80	(3.61)	(0.05)
Net asset value, end of period	$14.27	$14.94		$14.41	$12.61	$16.22
Total Return	(0.66)%	8.42%		18.83%	(18.61)%	4.03%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$54,211	$49,947		$40,855	$24,869	$24,914
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	3.64%	4.60%		3.90%	3.63%	3.78%
Operating expenses including expense paid directly by the advisor(e)	0.18%	0.19%		0.25%	0.29%	0.24%
Net investment income excluding expense paid directly by the advisor	3.53%	4.50%		3.82%	3.63%	3.78%
Operating expenses excluding expense paid directly by the advisor(e)	0.29%	0.29%		0.33%	0.29%	0.24%
Portfolio turnover rate	95%	53%		25%	20%	49%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Excludes expenses of the affiliated funds in which the Fund invests.

177

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME BUILDER FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(e)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.39	$13.99	$12.76	$14.43	$14.83
Income/(loss) from operations:
Net investment income(c)	0.62	0.50	0.60	0.63	0.77
Net realized and unrealized gain/(loss) on investments	0.12	0.40	1.23	(1.66)	(0.40)
Total from investment operations	0.74	0.90	1.83	(1.03)	0.37
Less distributions:
From investment income	(0.63)	(0.50)	(0.60)	(0.64)	(0.77)
Total distributions	(0.63)	(0.50)	(0.60)	(0.64)	(0.77)
Net increase/(decrease) in net asset value	0.11	0.40	1.23	(1.67)	(0.40)
Net asset value, end of period	$14.50	$14.39	$13.99	$12.76	$14.43
Total Return	5.26%	6.48%	14.58%	(7.20)%	2.58%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,289	$2,423	$2,040	$2,035	$3,067
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	4.30%	3.51%	4.45%	4.62%	5.24%
Operating expenses including expense paid directly by the advisor(d)	0.97%	0.91%	0.97%	0.95%	0.79%
Net investment income excluding expense paid directly by the advisor	4.19%	3.39%	4.37%	4.62%	5.24%
Operating expenses excluding expense paid directly by the advisor(d)	1.08%	1.02%	1.05%	0.95%	0.79%
Portfolio turnover rate	38%	33%	27%	46%	61%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

178

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INCOME BUILDER FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(e)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.40	$14.00	$12.77	$14.45	$14.84
Income/(loss) from operations:
Net investment income(c)	0.70	0.57	0.66	0.69	0.84
Net realized and unrealized gain/(loss) on investments	0.12	0.40	1.24	(1.66)	(0.38)
Total from investment operations	0.82	0.97	1.90	(0.97)	0.46
Less distributions:
From investment income	(0.71)	(0.57)	(0.67)	(0.71)	(0.85)
Total distributions	(0.71)	(0.57)	(0.67)	(0.71)	(0.85)
Net increase/(decrease) in net asset value	0.11	0.40	1.23	(1.68)	(0.39)
Net asset value, end of period	$14.51	$14.40	$14.00	$12.77	$14.45
Total Return	5.79%	7.01%	15.14%	(6.79)%	3.16%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,545	$14,772	$13,880	$10,464	$11,696
Ratios to average net assets:
Net investment income including expense paid directly by the advisor	4.81%	3.98%	4.91%	5.09%	5.75%
Operating expenses including expense paid directly by the advisor(d)	0.47%	0.40%	0.46%	0.46%	0.29%
Net investment income excluding expense paid directly by the advisor	4.69%	3.86%	4.83%	5.09%	5.75%
Operating expenses excluding expense paid directly by the advisor(d)	0.59%	0.52%	0.55%	0.46%	0.29%
Portfolio turnover rate	38%	33%	27%	46%	61%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Excludes expenses of the affiliated funds in which the Fund invests.
(e)	Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

179

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL DIVIDEND FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$9.49	$8.48		$8.63	$19.40		$18.23
Income/(loss) from operations:(b)
Net investment income	0.47 (c)	0.20	(c)	0.27 (c)	0.66		0.14
Net realized and unrealized gain/(loss) on investments	(1.61)	1.32		2.82	(11.00)		2.32
Total from investment operations	(1.14)	1.52		3.09	(10.34)		2.46
Less distributions:
From investment income	(0.49)	(0.51)		(3.24)	(0.12)		(0.13)
From capital gains	—	—		—	(0.31)		(1.18)
Total distributions	(0.49)	(0.51)		(3.24)	(0.43)		(1.31)
Redemption fees added to paid in capital	—	—		—	—		0.02
Net increase/(decrease) in net asset value	(1.63)	1.01		(0.15)	(10.77)		1.17
Net asset value, end of period	$7.86	$9.49		$8.48	$8.63		$19.40
Total Return	(12.45)%	17.97%		35.88%	(53.22)%		13.39%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,170	$4,100		$4,954	$12,494		$59,726
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.26%	2.31%		2.97%	2.32%		0.90%
Operating expenses including reimbursement/waiver	1.49%	1.51	%(d)	1.34%	1.30	%(e)	1.25	%(f)
Operating expenses excluding reimbursement/waiver	2.81%	3.92%		1.81%	1.70%		1.48%
Portfolio turnover rate	93%	113%		73%	94%		63%

(a)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.
(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(c)	Per share amounts are based upon average shares outstanding.
(D)	Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%. Effective December 1, 2010, the net expense limitation changed from 1.60% to 1.49%.
(e)	Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.
(f)	Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

180

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL DIVIDEND FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$8.12	$7.23		$8.62	$19.41	$19.99
Income/(loss) from operations:(c)
Net investment income	0.44 (d)	0.21	(d)	0.29 (d)	0.43	0.09
Net realized and unrealized gain/(loss) on investments	(1.37)	1.11		2.79	(10.76)	0.66
Total from investment operations	(0.93)	1.32		3.08	(10.33)	0.75
Less distributions:
From investment income	(0.49)	(0.43)		(4.47)	(0.15)	(0.16)
From capital gains	—	—		—	(0.31)	(1.18)
Total distributions	(0.49)	(0.43)		(4.47)	(0.46)	(1.34)
Redemption fees added to paid in capital	—	—		—	—	0.01
Net increase/(decrease) in net asset value	(1.42)	0.89		(1.39)	(10.79)	(0.58)
Net asset value, end of period	$6.70	$8.12		$7.23	$8.62	$19.41
Total Return	(12.01)%	18.30%		35.84%	(53.12)%	3.59	%(e)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$5,705	$1,721		$283	$13,036	$23,078
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.88%	2.86%		3.12%	2.82%	0.95	%(f)
Operating expenses including reimbursement/waiver	1.14%	1.16	%(g)	0.99%	0.99%	0.99	%(f)
Operating expenses excluding reimbursement/waiver	2.45%	3.54%		1.39%	1.42%	1.23	%(f)
Portfolio turnover rate	93%	113%		73%	94%	63	%(h)

(a)	Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.
(b)	The Fund began offering Institutional Class shares on May 1, 2007.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%. Effective December 1, 2010, the net expense limitation changed from 1.25% to 1.14%.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

181

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$17.58
Income/(loss) from operations:
Net investment income(b)	0.17
Net realized and unrealized loss on investments	(4.05)
Total from investment operations	(3.88)
Less distributions:
From investment income	(1.53)
Total distributions	(1.53)
Net decrease in net asset value	(5.41)
Net asset value, end of period	$12.17
Total Return	(22.31	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$30
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.81	%(d)
Operating expenses including reimbursement/waiver	1.80	%(d)
Operating expenses excluding reimbursement/waiver	2.34	%(d)
Portfolio turnover rate	309	%(e)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

182

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL REAL ESTATE FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$15.97	$15.51	$12.89	$27.20	$30.03
Income/(loss) from operations:
Net investment income	0.39 (c)	0.64	0.47	0.43 (c)	0.20 (c)
Net realized and unrealized gain/(loss) on investments	(2.66)	1.96	4.18	(14.32)	(1.25)
Total from investment operations	(2.27)	2.60	4.65	(13.89)	(1.05)
Less distributions:
From investment income	(1.57)	(2.14)	(2.03)	(0.02)	(1.70)
From capital gains	—	—	—	—	(0.08)
Tax return of capital	—	—	—	(0.40)	—
Total distributions	(1.57)	(2.14)	(2.03)	(0.42)	(1.78)
Redemption fees added to paid in capital	—	—	0.00 (d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(3.84)	0.46	2.62	(14.31)	(2.83)
Net asset value, end of period	$12.13	$15.97	$15.51	$12.89	$27.20
Total Return	(14.56)%	18.46%	36.49%	(51.44)%	(3.39)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,260	$3,187	$3,532	$5,420	$22,283
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.59%	2.90%	2.24%	1.97%	0.65%
Operating expenses including reimbursement/waiver	1.40%	1.40%	1.40%	1.41%	1.41%
Operating expenses excluding reimbursement/waiver	1.78%	1.76%	1.70%	1.50%	1.37%
Portfolio turnover rate	309%	285%	143%	110%	90%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.

183

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL SMALL COMPANIES FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.54	$12.15	$9.51	$18.04		$18.96
Income/(loss) from operations:
Net investment income	0.09 (a)	0.10	0.12	0.15		0.11
Net realized and unrealized gain/(loss) on investments	(2.93)	2.41	2.63	(8.56)		0.64
Total from investment operations	(2.84)	2.51	2.75	(8.41)		0.75
Less distributions:
From investment income	(0.13)	(0.12)	(0.11)	(0.12)		(0.08)
From capital gains	—	—	—	—		(1.60)
Total distributions	(0.13)	(0.12)	(0.11)	(0.12)		(1.68)
Redemption fees added to paid in capital	—	—	—	—		0.01
Net increase/(decrease) in net asset value	(2.97)	2.39	2.64	(8.53)		(0.92)
Net asset value, end of period	$11.57	$14.54	$12.15	$9.51		$18.04
Total Return	(19.49)%	20.69%	28.89%	(46.60)%		3.82%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$51,814	$95,936	$101,110	$108,661		$274,585
Ratios to average net assets:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	0.65%	0.60%	0.72%	0.91%		0.54%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.62%	1.64%	1.62%	1.58	%(b)	1.60	%(c)
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a	1.61%		1.62%
Portfolio turnover rate	79%	82%	114%	95%		79%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.
(c)	Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

184

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INTERNATIONAL SMALL COMPANIES FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$14.55	$12.16	$9.52	$18.10		$19.02
Income/(loss) from operations:
Net investment income	0.13 (a)	0.12	0.12	0.18		0.14
Net realized and unrealized gain/(loss) on investments	(2.92)	2.44	2.68	(8.58)		0.68
Total from investment operations	(2.79)	2.56	2.80	(8.40)		0.82
Less distributions:
From investment income	(0.19)	(0.17)	(0.16)	(0.18)		(0.15)
From capital gains	—	—	—	—		(1.60)
Total distributions	(0.19)	(0.17)	(0.16)	(0.18)		(1.75)
Redemption fees added to paid in capital	—	—	—	—		0.01
Net increase/(decrease) in net asset value	(2.98)	2.39	2.64	(8.58)		(0.92)
Net asset value, end of period	$11.57	$14.55	$12.16	$9.52		$18.10
Total Return	(19.18)%	21.10%	29.37%	(46.42)%		4.18%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$280,888	$436,307	$431,875	$329,966		$626,083
Ratios to average net assets:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	0.94%	0.94%	1.10%	1.26%		0.84%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.27%	1.27%	1.25%	1.23	%(b)	1.25	%(c)
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a	1.26%		1.28%
Portfolio turnover rate	79%	82%	114%	95%		79%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.
(c)	Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

185

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$10.80	$10.40	$9.99	$10.85		$11.23
Income/(loss) from operations:
Net investment income(c)	0.38	0.32	0.55	0.51		0.70
Net realized and unrealized gain/(loss) on investments	0.52	0.46	0.42	(0.83)		(0.36)
Total from investment operations	0.90	0.78	0.97	(0.32)		0.34
Less distributions:
From investment income	(0.40)	(0.38)	(0.52)	(0.54)		(0.72)
From capital gains	—	—	(0.04)	—		—
Total distributions	(0.40)	(0.38)	(0.56)	(0.54)		(0.72)
Net increase/(decrease) in net asset value	0.50	0.40	0.41	(0.86)		(0.38)
Net asset value, end of period	$11.30	$10.80	$10.40	$9.99		$10.85
Total Return	8.55%	7.59%	10.12%	(2.85)%		3.15%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$3,082	$3,150	$1,027	$1,260		$7,083
Ratios to average net assets:
Net investment income	3.41%	2.95%	5.47%	4.91%		6.45%
Operating expenses	1.28%	1.29%	1.45%	1.33	%(d)	1.29	%(d)
Portfolio turnover rate	157%	133%	463%	260%		72%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The effect of any custody credits on the ratio is less than 0.01%.

186

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$10.80	$10.41	$9.99	$10.86		$11.24
Income/(loss) from operations:
Net investment income(c)	0.40	0.34	0.59	0.56		0.75
Net realized and unrealized gain/(loss) on investments	0.55	0.49	0.44	(0.84)		(0.36)
Total from investment operations	0.95	0.83	1.03	(0.28)		0.39
Less distributions:
From investment income	(0.45)	(0.44)	(0.57)	(0.59)		(0.77)
From capital gains	—	—	(0.04)	—		—
Total distributions	(0.45)	(0.44)	(0.61)	(0.59)		(0.77)
Net increase/(decrease) in net asset value	0.50	0.39	0.42	(0.87)		(0.38)
Net asset value, end of period	$11.30	$10.80	$10.41	$9.99		$10.86
Total Return	8.98%	8.03%	10.69%	(2.43)%		3.64%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$17,316	$12,220	$18,176	$63,900		$71,409
Ratios to average net assets:
Net investment income	3.66%	3.11%	5.90%	5.49%		6.87%
Operating expenses	0.88%	0.91%	1.04%	0.88	%(d)	0.79	%(d)
Portfolio turnover rate	157%	133%	463%	260%		72%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The effect of any custody credits on the ratio is less than 0.01%.

187

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD LARGE CAP DIVIDEND FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$11.35
Income/(loss) from operations:
Net investment income(b)	0.19
Net realized and unrealized loss on investments	(0.75)
Total from investment operations	(0.56)
Less distributions:
From investment income	(0.42)
Total distributions	(0.42)
Net decrease in net asset value	(0.98)
Net asset value, end of period	$10.37
Total Return	(4.98	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$63
Ratios to average net assets:
Net investment income including reimbursement/waiver	2.67	%(d)
Operating expenses including reimbursement/waiver	1.34	%(d)
Operating expenses excluding reimbursement/waiver	1.95	%(d)
Portfolio turnover rate	101	%(e)

(a)	The Fund began offering Investor Class shares on May 2, 2011. Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calcuated at the Fund level and represents the year ended December 31, 2011.

188

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LARGE CAP DIVIDEND FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
Net asset value, beginning of period	$10.21	$9.04	$7.44	$11.66	$10.53
Income/(loss) from operations:
Net investment income	0.35 (c)	0.11 (c)	0.30	0.08	0.09
Net realized and unrealized gain/(loss) on investments	0.13	1.15	1.51	(4.22)	1.12
Total from investment operations	0.48	1.26	1.81	(4.14)	1.21
Less distributions:
From investment income	(0.45)	(0.09)	(0.21)	(0.08)	(0.09)
Total distributions	(0.45)	(0.09)	(0.21)	(0.08)	(0.09)
Redemption fees added to paid in capital	—	—	—	—	0.01
Net increase/(decrease) in net asset value	0.03	1.17	1.60	(4.22)	1.13
Net asset value, end of period	$10.24	$10.21	$9.04	$7.44	$11.66
Total Return	4.64%	13.98%	24.34%	(35.48)%	11.59	%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,895	$2,898	$990	$5,016	$6,683
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.33%	1.22%	1.14%	0.91%	0.95	%(e)
Operating expenses including reimbursement/waiver	0.99%	0.99%	0.99%	0.99%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.40%	1.35%	1.67%	1.29%	1.52	%(e)
Portfolio turnover rate	101%	73%	182%	89%	75	%(f)

(a)	Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.
(b)	The Fund began offering Institutional class shares on January 31, 2007.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2007.

189

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$12.33		$10.03	$8.35		$14.30	$20.66
Income/(loss) from operations:
Net investment income	0.10	(b)	0.17	0.21		0.22	0.30
Net realized and unrealized gain/(loss) on investments	0.37		2.36	1.63		(5.88)	(3.21)
Total from investment operations	0.47		2.53	1.84		(5.66)	(2.91)
Less distributions:
From investment income	(0.09)		(0.23)	(0.16)		(0.19)	(0.27)
From capital gains	—		—	—		(0.09)	(3.18)
Tax return of capital	—		—	—		(0.01)	—
Total distributions	(0.09)		(0.23)	(0.16)		(0.29)	(3.45)
Redemption fees added to paid in capital	—		—	—		—	0.00	(c)
Net increase/(decrease) in net asset value	0.38		2.30	1.68		(5.95)	(6.36)
Net asset value, end of period	$12.71		$12.33	$10.03		$8.35	$14.30
Total Return	3.84%		25.40%	22.44%		(39.88)%	(15.30)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$24,126		$25,733	$22,199		$19,065	$38,962
Ratios to average net assets:
Net investment income including reimbursement/waiver	0.78%		1.48%	2.44%		1.53%	1.22%
Operating expenses including reimbursement/waiver	1.65	%(d)	1.60%	1.69	%(e)	1.47%	1.41	%(f)
Operating expenses excluding reimbursement/waiver	1.68%		1.87%	1.74%		n/a	n/a
Portfolio turnover rate	36%		66%	64%		7%	40%

(a)	Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Effective July 1, 2011, the Advisor had not agreed to limit expenses.
(e)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.
(f)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

190

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$11.01		$8.98	$8.13		$15.39
Income/(loss) from operations:
Net investment income	0.14	(b)	0.08	0.23	(b)	0.16
Net realized and unrealized gain/(loss) on investments	0.33		2.22	1.39		(6.92)
Total from investment operations	0.47		2.30	1.62		(6.76)
Less distributions:
From investment income	(0.14)		(0.27)	(0.77)		(0.38)
From capital gains	—		—	—		(0.09)
Tax return of capital	—		—	—		(0.03)
Total distributions	(0.14)		(0.27)	(0.77)		(0.50)
Net increase/(decrease) in net asset value	0.33		2.03	0.85		(7.26)
Net asset value, end of period	$11.34		$11.01	$8.98		$8.13
Total Return	4.25%		25.91%	21.62%		(44.33	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$764		$680	$583		$3,747
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.23%		1.86%	3.29%		2.05	%(d)
Operating expenses including reimbursement/waiver	1.25	%(e)	1.20%	1.43	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.28%		1.47%	1.50%		1.26	%(d)
Portfolio turnover rate	36%		66%	64%		7	%(g)

(a)	The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective July 1, 2011, the Advisor had not agreed to limit the expenses.
(f)	Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

191

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD REAL ESTATE LONG/SHORT FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$24.62
Income/(loss) from operations:
Net investment income(b)	0.31
Net realized and unrealized loss on investments	(2.06)
Total from investment operations	(1.75)
Less distributions:
From investment income	(0.39)
Total distributions	(0.39)
Net decrease in net asset value	(2.14)
Net asset value, end of period	$22.48
Total Return	(7.09	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$92
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.51	%(d)
Operating expenses	1.98	%(d)
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.08	%(d)
Operating expenses	2.42	%(d)
Portfolio turnover rate	78	%(e)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

192

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD REAL ESTATE LONG/SHORT FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(c)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$23.42	$18.43	$13.35	$34.89	$54.19
Income/(loss) from operations:
Net investment income	0.52 (d)	0.90	0.81	1.95 (d)	1.76 (d)
Net realized and unrealized gain/(loss) on investments	(0.27)	5.23	5.27	(21.42)	(12.99)
Total from investment operations	0.25	6.13	6.08	(19.47)	(11.23)
Less distributions:
From investment income	(0.57)	(1.14)	(1.00)	(1.64)	(2.00)
From capital gains	—	—	—	(0.10)	(6.12)
Tax return of capital	—	—	—	(0.33)	—
Total distributions	(0.57)	(1.14)	(1.00)	(2.07)	(8.12)
Redemption fees added to paid in capital	—	—	0.00 (e)	—	0.05
Net increase/(decrease) in net asset value	(0.32)	4.99	5.08	(21.54)	(19.30)
Net asset value, end of period	$23.10	$23.42	$18.43	$13.35	$34.89
Total Return	1.10%	33.67%	48.57%	(57.68)%	(21.55)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$8,692	$3,287	$1,502	$711	$2,550
Ratios to average net assets (excluding interest and dividends on short sales expense):
Net investment income	2.71%	4.58%	7.14%	7.77%	4.90%
Operating expenses	1.46%	1.34%	0.84%	0.46%	1.30%
Ratios to average net assets (including interest and dividends on short sales expense):
Net investment income	2.27%	4.33%	7.14%	6.68%	3.39%
Operating expenses	1.90%	1.59%	0.84%	1.55%	2.81%
Portfolio turnover rate	78%	95%	291%	189%	222%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.
(c)	Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.

193

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD SELECT EM DIVIDEND FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment income(b)	0.58
Net realized and unrealized loss on investments	(5.52)
Total from investment operations	(4.94)
Less distributions:
From investment income	(0.56)
Tax return of capital	(0.00	)(c)
Total distributions	(0.56)
Net decrease in net asset value	(5.50)
Net asset value, end of period	$19.50
Total Return	(19.87	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,026
Ratios to average net assets:
Net investment income including reimbursement/waiver	4.12	%(e)
Operating expenses including reimbursement/waiver	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.96	%(e)
Portfolio turnover rate	147	%(d)

(a)	The Fund began offering Investor Class shares on May 2, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Not Annualized.
(e)	Annualized.

194

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD SELECT EM DIVIDEND FUND - INSTITUTIONAL CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$24.37
Income/(loss) from operations:
Net investment income(b)	0.76
Net realized and unrealized loss on investments	(5.03)
Total from investment operations	(4.27)
Less distributions:
From investment income	(0.62)
Tax return of capital	(0.00	)(c)
Total distributions	(0.62)
Net decrease in net asset value	(4.89)
Net asset value, end of period	$19.48
Total Return	(17.60	)%(d)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$4,244
Ratios to average net assets:
Net investment income including reimbursement/waiver	5.23	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.19	%(e)
Portfolio turnover rate	147	%(f)

(a)	The Fund began offering Institutional Class shares on May 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through December 31, 2011.

195

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD SELECT INCOME FUND - INVESTOR CLASS
	PERIOD ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$21.75
Income/(loss) from operations:
Net investment income(b)	0.38
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.71
Less distributions:
From investment income	(0.45)
Total distributions	(0.45)
Net increase in net asset value	0.26
Net asset value, end of period	$22.01
Total Return	3.28	%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$283
Ratios to average net assets (excluding interest expense):
Net investment income	10.11	%(d)
Operating expenses	1.67	%(d)
Ratios to average net assets (including interest expense):
Net investment income	9.77	%(d)
Operating expenses	2.01	%(d)
Portfolio turnover rate	73	%(e)

(a)	The Fund began offering Investor Class shares on October 26, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

196

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SELECT INCOME FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$23.24	$20.11	$13.14	$25.13		$35.87
Income/(loss) from operations:
Net investment income	1.45 (c)	1.91	1.91	2.38	(c)	2.41	(c)
Net realized and unrealized gain/(loss) on investments	(0.70)	3.29	7.29	(11.90)		(10.62)
Total from investment operations	0.75	5.20	9.20	(9.52)		(8.21)
Less distributions:
From investment income	(1.99)	(2.07)	(1.73)	(1.77)		(1.90)
Tax return of capital	—	—	(0.51)	(0.71)		(0.63)
Total distributions	(1.99)	(2.07)	(2.24)	(2.48)		(2.53)
Redemption fees added to paid in capital	—	—	0.01	0.01		0.00	(d)
Net increase/(decrease) in net asset value	(1.24)	3.13	6.97	(11.99)		(10.74)
Net asset value, end of period	$22.00	$23.24	$20.11	$13.14		$25.13
Total Return	3.31%	26.74%	76.03%	(40.43	)%(e)(f)	(24.02	)%(g)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$362,894	$319,717	$139,624	$71,934		$35,609
Ratios to average net assets (excluding interest expense):
Net investment income	6.64%	8.98%	11.43%	12.54%		8.10%
Operating expenses	1.19%	1.20%	1.27%	1.33%		1.25%
Ratios to average net assets (including interest expense):
Net investment income	6.31%	8.68%	11.14%	11.76%		7.45%
Operating expenses	1.52%	1.50%	1.56%	2.11%		1.90%
Portfolio turnover rate	73%	93%	138%	66%		88%

(a)	Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.
(b)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(c)	Per share amounts are based upon average share outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.
(f)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

197

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL CAP EQUITY FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$16.71		$14.45	$11.98	$19.71	$20.47
Income/(loss) from operations:
Net investment loss	(0.14	)(b)	(0.41)	(0.17)	(0.11)	(0.22)
Net realized and unrealized gain/(loss) on investments	(2.17)		2.67	2.64	(7.58)	1.76
Total from investment operations	(2.31)		2.26	2.47	(7.69)	1.54
Less distributions:
From investment income	—		—	—	(0.04)	—
From capital gains	—		—	—	—	(2.30)
Total distributions	—		—	—	(0.04)	(2.30)
Redemption fees added to paid in capital	—		—	—	—	0.00	(c)
Net increase/(decrease) in net asset value	(2.31)		2.26	2.47	(7.73)	(0.76)
Net asset value, end of period	$14.40		$16.71	$14.45	$11.98	$19.71
Total Return	(13.82)%		15.64%	20.62%	(39.02)%	7.36%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$29,976		$110,293	$194,146	$202,874	$386,404
Ratios to average net assets:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.88)%		(1.13)%	(1.05)%	(0.60)%	(1.05)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.34	%(d)	1.69%	1.70%	1.65%	1.71	%(e)
Operating expenses excluding reimbursement/waiver	1.60%		n/a	n/a	n/a	n/a
Portfolio turnover rate	234%		162%	203%	313%	232%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	The per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Effective February 1, 2011, the Advisor agreed to limit the expenses at 1.29%.
(e)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

198

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$17.37		$14.98	$12.37	$20.27	$20.93
Income/(loss) from operations:
Net investment loss	(0.11	)(b)	(0.11)	(0.12)	(0.07)	(0.16)
Net realized and unrealized gain/(loss) on investments	(2.19)		2.50	2.73	(7.79)	1.80
Total from investment operations	(2.30)		2.39	2.61	(7.86)	1.64
Less distributions:
From investment income	—		—	—	(0.04)	—
From capital gains	—		—	—	—	(2.30)
Total distributions	—		—	—	(0.04)	(2.30)
Redemption fees added to paid in capital	—		—	—	—	0.00	(c)
Net increase/(decrease) in net asset value	(2.30)		2.39	2.61	(7.90)	(0.66)
Net asset value, end of period	$15.07		$17.37	$14.98	$12.37	$20.27
Total Return	(13.24)%		15.96%	21.10%	(38.78)%	7.67%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$17,812		$229,643	$221,890	$141,442	$178,787
Ratios to average net assets:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.62)%		(0.82)%	(0.72)%	(0.25)%	(0.70)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.03	%(d)	1.38%	1.36%	1.30%	1.37	%(e)
Operating expenses excluding reimbursement/waiver	1.32%		n/a	n/a	n/a	n/a
Portfolio turnover rate	234%		162%	203%	313%	232%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	The per share amounts are based upon average shares outstanding.
(c)	Amount represents less than $0.01 per share.
(d)	Effective February 1, 2011, the Advisor agreed to limit the expenses at 0.99%.
(e)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

199

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC ALTERNATIVES FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
Net asset value, beginning of period	$11.07	$11.43	$10.27
Income/(loss) from operations:
Net investment income/(loss)(d)	(0.05)	0.04	0.15
Net realized and unrealized gain/(loss) on investments	(0.20)	(0.19)	1.12
Total from investment operations	(0.25)	(0.15)	1.27
Less distributions:
From investment income	(0.03)	(0.19)	(0.11)
Tax return of capital	—	(0.02)	—
Total distributions	(0.03)	(0.21)	(0.11)
Net increase/(decrease) in net asset value	(0.28)	(0.36)	1.16
Net asset value, end of period	$10.79	$11.07	$11.43
Total Return	(2.25)%	(1.19)%	12.34%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$2,072	$2,229	$668
Ratios to average net assets:
Net investment income/(loss)	(0.43)%	0.32%	1.33%
Operating expenses	1.35%	1.28%	1.04%
Portfolio turnover rate	163%	98%	76%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.
(c)	Commenced operations on December 31, 2008.
(d)	Per share amounts are based upon average shares outstanding.

200

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD STRATEGIC ALTERNATIVES FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(c)
Net asset value, beginning of period	$11.07	$11.42	$10.27	$12.00
Income/(loss) from operations:
Net investment income/(loss)(d)	(0.02)	0.06	0.10	0.16
Net realized and unrealized gain/(loss) on investments	(0.20)	(0.18)	1.15	(1.74)
Total from investment operations	(0.22)	(0.12)	1.25	(1.58)
Less distributions:
From investment income	(0.05)	(0.21)	(0.10)	(0.15)
Tax return of capital	—	(0.02)	—	—
Total distributions	(0.05)	(0.23)	(0.10)	(0.15)
Redemption fees added to paid in capital	—	—	—	0.00	(e)
Net increase/(decrease) in net asset value	(0.27)	(0.35)	1.15	(1.73)
Net asset value, end of period	$10.80	$11.07	$11.42	$10.27
Total Return	(2.03)%	(0.93)%	12.19%	(13.25	)%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$52,034	$65,147	$76,766	$102,327
Ratios to average net assets:
Net investment income/(loss)	(0.17)%	0.55%	0.95%	1.54	%(g)
Operating expenses	1.06%	1.03%	1.05%	1.04	%(g)(h)
Portfolio turnover rate	163%	98%	76%	159%

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.
(c)	Commenced operations on January 29, 2008.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Amount represents less than $0.01 per share.
(f)	Not Annualized.
(g)	Annualized.
(h)	The effect of any custody credits on the ratio is less than 0.01%.

201

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD TACTICAL ENHANCED FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss(b)	(0.66)
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.91)
Less distributions:
From capital gains	(0.05)
Total distributions	(0.05)
Net decrease in net asset value	(0.96)
Net asset value, end of period	$24.04
Total Return	(3.65)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$12,098
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(2.69)%
Operating expenses including reimbursement/waiver	2.71	%(c)
Operating expenses excluding reimbursement/waiver	2.91%
Portfolio turnover rate	0%

(a)	The Fund began offering Investor Class shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective October 1, 2011, the net expense limitation changed from 2.84% to 2.34%.

202

Financial Highlights

For a share outstanding throughout the period presented.

	FORWARD TACTICAL ENHANCED FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011(a)
Net asset value, beginning of period	$25.00
Income/(loss) from operations:
Net investment loss(b)	(0.57)
Net realized and unrealized loss on investments	(0.26)
Total from investment operations	(0.83)
Less distributions:
From capital gains	(0.05)
Total distributions	(0.05)
Net decrease in net asset value	(0.88)
Net asset value, end of period	$24.12
Total Return	(3.29)%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$11,816
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(2.33)%
Operating expenses including reimbursement/waiver	2.36	%(c)
Operating expenses excluding reimbursement/waiver	2.71%
Portfolio turnover rate	0%

(a)	The Fund began offering Institutional Class shares on January 3, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

203

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD TACTICAL GROWTH FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$26.26		$25.69	$25.00
Income/(loss) from operations:
Net investment loss	(0.38	)(b)	(0.24)	(0.05)
Net realized and unrealized gain/(loss) on investments	(1.02)		0.81	0.74
Total from investment operations	(1.40)		0.57	0.69
Less distributions:
From capital gains	(0.13)		—	—
Total distributions	(0.13)		—	—
Net increase/(decrease) in net asset value	(1.53)		0.57	0.69
Net asset value, end of period	$24.73		$26.26	$25.69
Total Return	(5.36)%		2.22%	2.76	%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$251,617		$313,875	$133,848
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.44)%		(1.05)%	(1.28	)%(d)
Operating expenses including reimbursement/waiver	1.80	%(e)	1.80%	1.82	%(d)
Operating expenses excluding reimbursement/waiver	1.80%		1.80%	1.82	%(d)
Portfolio turnover rate	387%		762%	758	%(c)

(a)	The Fund began offering Investor Class shares on September 14, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

204

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD TACTICAL GROWTH FUND - INSTITUTIONAL CLASS
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
Net asset value, beginning of period	$26.37		$25.71	$25.00
Income/(loss) from operations:
Net investment loss	(0.30	)(b)	(0.17)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.03)		0.83	0.72
Total from investment operations	(1.33)		0.66	0.71
Less distributions:
From capital gains	(0.13)		—	—
Total distributions	(0.13)		—	—
Net increase/(decrease) in net asset value	(1.46)		0.66	0.71
Net asset value, end of period	$24.91		$26.37	$25.71
Total Return	(5.04)%		2.57%	2.84	%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$70,110		$151,485	$64,399
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(1.14)%		(0.70)%	(0.36	)%(d)
Operating expenses including reimbursement/waiver	1.45	%(e)	1.44%	1.50	%(d)
Operating expenses excluding reimbursement/waiver	1.45%		1.44%	1.53	%(d)
Portfolio turnover rate	387%		762%	758	%(c)

(a)	The Fund began offering Institutional Class shares on September 14, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

205

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS(a)
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04
Net realized and unrealized gain on investments	—		—		0.00	(d)	—		—
Total from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04
Less distributions:
From investment income	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.02)		(0.04)
Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)
Net increase in net asset value	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.05	%(e)	0.18%		1.79%		4.20%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$1,098		$2,419		$3,948		$10,697		$11,203
Ratios to average net assets:
Net investment income including waiver	0.02%		0.05%		0.21%		1.84%		4.09%
Operating expenses including waiver	0.18%		0.24%		0.57%		0.99	%(f)	0.96	%(f)
Net investment income/(loss) excluding waiver	(0.70)%		(0.69)%		(0.22)%		1.84%		4.09%
Operating expenses excluding waiver	0.90%		0.98%		1.00%		0.99	%(f)	0.96	%(f)

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.
(f)	The effect of any custody credits on the ratio is less than 0.01%.

206

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD U.S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS(a)
	YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income/(loss) from operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.03		0.05
Net realized and unrealized loss on investments	—		—		0.00	(d)	(0.01)		—
Total from investment operations	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.05
Less distributions:
From investment income	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.02)		(0.05)
Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.05)
Net increase in net asset value	0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01%		0.05	%(e)	0.26%		2.30%		4.72%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$189,465		$221,270		$275,448		$392,599		$1,344,292
Ratios to average net assets:
Net investment income including waiver	0.01%		0.05%		0.28%		2.53%		4.60%
Operating expenses including waiver	0.18%		0.24%		0.44%		0.49	%(f)	0.46	%(f)
Net investment income/(loss) excluding waiver	(0.21)%		(0.19)%		0.22%		2.53%		4.60%
Operating expenses excluding waiver	0.40%		0.48%		0.50%		0.49	%(f)	0.46	%(f)

(a)	The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.
(b)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Amount represents less than $0.01 per share.
(e)	These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.
(f)	The effect of any custody credits on the ratio is less than 0.01%.

207

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

208

Appendix—Description of Market Indices

Balanced Allocation Blended Index: Prior to May 1, 2012, the Balanced Allocation Blended Index consisted of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index. Effective May 1, 2012, the Balanced Allocation Blended Index consists of 50% Barclays Capital Global Aggregate Bond Index and 50% MSCI All Country World Index. The Balanced Allocation Blended Index is a hypothetical index constructed by Forward Management.

Barclays Capital 1-5 Year U.S. Government/Credit Bond Index: The Barclays Capital 1-5 Year U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher that have a remaining maturity of one to five years.

Barclays Capital Global Aggregate Bond Index: The Barclays Capital Global Aggregate Bond Index represents a broad-based measure of the global investment-grade fixed income markets, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Government/Credit Bond Index: The Barclays Capital U.S. Government/Credit Bond Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

BofA Merrill Lynch Preferred Index: The BofA Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities.

BofA Merrill Lynch U.S. High Yield Master II Index: The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market.

Citigroup 3-Month Treasury Bill Index: The Citigroup 3- Month Treasury Bill Index is designed to measure the return of the 3 month Treasury bills.

Citigroup World BIG ex-U.S. Index Unhedged USD: The Citigroup World BIG (Broad Investment-Grade) Bond ex-U.S. Index Unhedged USD is a market capitalization weighted index that tracks the performance of international fixed rate bonds that have remaining maturities of one year or longer and that are rated BBB-/Baa3, or better, by S&P or Moody’s, respectively. This index excludes the U.S. and is unhedged USD.

Credit Suisse Emerging Market Corporate Bond Index: The Credit Suisse Emerging Market Corporate Bond Index consists of U.S. dollar-denominated fixed income issues from Latin America, Eastern Europe and Asia.

Credit Suisse Multi-Asset Futures Strategy Index: Credit Suisse Multi-Asset Futures Strategy Index provides exposure to up to 44 liquid futures contracts within four broad asset classes: equities, bonds, currencies, and commodities. The index seeks to deliver absolute returns in all market cycles and is comprised of long and/or short positions in exchange-traded future contracts. Components of the index are selected on the basis of a contract’s price relative to its 250-day moving average.

Credit Suisse Momentum and Volatility Enhanced Return Strategy Index: The Credit Suisse Momentum and Volatility Enhanced Return Strategy Index seeks positive absolute returns at bullish and at bearish points in the commodity cycle for each of the S&P GSCI single commodity sub-indices. Currently, 24 single commodity sub-indices meet the eligibility requirements for the S&P GSCI. A list of these commodity sub-indices organized by subsector is presented below.

ENERGY	INDUSTRIAL METALS	PRECIOUS METALS	AGRICULTURE	LIVESTOCK
Crude Oil	Aluminum	Gold	Wheat	Live Cattle
Brent Crude Oil	Copper	Silver	Red Wheat	Feeder Cattle
RBOB Gas	Lead		Corn	Lean Hogs
Heating Oil	Nickel		Soybeans
Gas Oil	Zinc		Cotton
Natural Gas			Sugar
Coffee
Cocoa

FTSE EPRA/NAREIT Developed ex-US Index: The FTSE EPRA/NAREIT Developed ex-US Index is designed to track the performance of listed real estate companies and REITs worldwide, excluding U.S. companies.

209

Appendix—Description of Market Indices

FTSE NAREIT Composite Index: The FTSE NAREIT Composite Index is an unmanaged index consisting of approximately 200 Real Estate Investment Trust stocks.

FTSE NAREIT Equity REITs Index: The FTSE NAREIT Equity REITs Index is representative of the tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market.

Growth Allocation Blended Index: Prior to May 1, 2012, the Growth Allocation Blended Index consisted of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index. Effective May 1, 2012, the Growth Allocation Blended Index consists of 20% Barclays Capital Global Aggregate Bond Index and 80% MSCI All Country World Index. The Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Growth & Income Allocation Blended Index: Prior to May 1, 2012, the Growth & Income Allocation Blended Index consisted of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index. Effective May 1, 2012, the Growth & Income Allocation Blended Index consists of 40% Barclays Capital Global Aggregate Bond Index and 60% MSCI All Country World Index. The Growth & Income Allocation Blended Index is a hypothetical index constructed by Forward Management.

Income & Growth Allocation Blended Index: Prior to May 1, 2012, the Income & Growth Allocation Blended Index consisted of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index. Effective May 1, 2012, the Income & Growth Allocation Blended Index consists of 70% Barclays Capital Global Aggregate Bond Index and 30% MSCI All Country World Index. The Income & Growth Allocation Blended Index is a hypothetical index constructed by Forward Management.

Income Builder Blended Index: The Income Builder Blended Index consists of 85% Barclays Capital Global Aggregate Bond Index and 15% MSCI All Country World Index. The Income Builder Blended Index is a hypothetical index constructed by Forward Management.

International Fixed Income Blended Index (60% Citigroup World BIG ex-U.S. Index Unhedged USD/20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD/20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD): The International Fixed Income Blended Index is a hypothetical index created by Forward Management, which consists of 60% Citigroup World BIG Bond ex-U.S. Index Unhedged USD; 20% BofA Merrill Lynch European Currency High Yield Index Unhedged USD; and 20% JP Morgan GBI-EM Global Diversified Composite Index Unhedged USD. The BofA Merrill Lynch European Currency High Yield Index tracks the performance of below investment grade sterling, euro and euro legacy currency denominated bonds of corporate issuers domiciled in countries having an investment grade foreign currency long-term debt rating based on a composite of Moody’s and S&P. This index is unhedged USD. The JPMorgan GBI-EM (Government Bond Index-Emerging Markets) Global Diversified Composite Index Unhedged USD is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic currency government bonds and includes only the countries that give access to their capital market to foreign investors (excludes China, India, and Thailand). The index is market capitalization weighted, with a cap of 10% to any one country. This index is unhedged USD.

MSCI All Country World Index: The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

MSCI All Country World Index ex-USA: The MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.

MSCI EAFE Small Cap Index: The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index: The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

MSCI Frontier Markets Index: The MSCI Frontier Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of frontier markets.

Russell 2000 Index: The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Index: The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P 500 Growth Index: The S&P 500 Growth Index is an unmanaged index of growth stocks in the S&P 500 Index. Large capitalization growth stocks are the stocks within the S&P 500 Index that generally have high expected earnings growth and higher than average price-to-book ratios.

S&P 500 Index: The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

S&P Global Infrastructure Index: The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy.

Strategic Alternatives Blended Index (50% Barclays Capital U.S. Aggregate Bond Index/50% S&P 500 Index): The Strategic Alternatives Blended Index is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

210

Investment Advisor
Forward Management, LLC Sub-Advisors

Broadmark Asset Management, LLC

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Credit Analysis Long/Short Fund

First Western Capital Management Company

Forward High Yield Bond Fund

Pacific Investment Management Company LLC

Forward Investment Grade Fixed-Income Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

SW Asset Management, LLC

Forward EM Corporate Debt Fund

Forward Global Credit Long/Short Fund

Administrator ALPS Fund Services, Inc. Distributor Forward Securities, LLC Counsel Dechert LLP	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Extended MarketPlus Fund

Forward Floating NAV Short Duration Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Dividend Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Extended MarketPlus Fund

Forward Floating NAV Short Duration Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward High Yield Bond Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Dividend Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Want More Information?

You can find out more about our Funds by reviewing the following documents:

Annual And Semi-Annual Reports

Our annual and semi-annual reports, when available, list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardinvesting.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-1520. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling:

(202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT002 050112

Printed on paper containing recycled content using any based inks.